N-2 - USD ($)		Apr. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023 [13]
Cover [Abstract]
Entity Central Index Key		0001890107
Amendment Flag		false
Entity Inv Company Type		N-2
Document Type		N-2
Document Registration Statement		true
Entity Registrant Name		First Eagle Private Credit Fund
Entity Address, Address Line One		1345 Avenue of the Americas
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10105
City Area Code		212
Local Phone Number		698-3300
Approximate Date of Commencement of Proposed Sale to Public		As soon as practicable after the effective date of this Registration Statement
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		false
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
Effective upon Filing, 486(b)		false
Effective on Set Date, 486(b)		true
Effective on Date, 486(b)		May 01, 2026
Effective after 60 Days, 486(a)		false
Effective on Set Date, 486(a)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		false
Business Development Company [Flag]		true
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		false
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		true
Entity Ex Transition Period		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder transaction expenses (fees paid directly from your investment)

	Class S Shares	Class D Shares	Class I Shares
Maximum sales load (1)	—%	—%	—%
Maximum Early Repurchase Deduction (2)	2.00%	2.00%	2.00%
(1)
Neither the Fund nor the Intermediary Manager will charge an upfront sales load with respect to Class S shares, Class D shares or Class I shares, however, if you buy Class S shares or Class D shares through certain financial intermediaries, they may directly charge you transaction or other fees, including upfront placement fees or brokerage commissions, in such amount as they may determine, provided that selling agents limit such charges to a 1.5% cap on NAV for Class D shares and 3.5 % cap on NAV for Class S shares. Selling agents will not charge such fees or brokerage commissions on Class I shares. Please consult your selling agent for additional information.

(2)
Under our share repurchase program, to the extent we offer to repurchase Common Shares in any particular quarter, we expect to repurchase Common Shares pursuant to quarterly tender offers using a purchase price equal to the NAV per share as of the close of the last calendar day of the applicable month designated by our Board, except that Common Shares that have not been outstanding for at least one year will be repurchased at 98% of such NAV. The one-year
holding period is measured as of the subscription closing date immediately following the prospective Repurchase Date. The Early Repurchase Deduction will be retained by the Fund for the benefit of remaining shareholders.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Annual
expenses (as a percentage of net assets attributable to our Common Shares)
(3)

	Class S Shares	Class D Shares	Class I Shares
Base management fees (4)	1.25%	1.25%	1.25%
Incentive fees (5)	1.31%	1.31%	1.31%
Shareholder servicing and/or distribution fees (6)	0.85%	0.25%	—%
Interest payment on borrowed funds (7)	8.85%	8.85%	8.85%
Other expenses (8)	2.74%	2.74%	2.74%
Total annual expenses	15.00%	14.40%	14.15%
Expense support (8)	-1.63%	-1.63%	-1.63%
Total annual expenses after expense support (8)	13.38%	12.78%	12.53%
(3)	Weighted average net assets for the fiscal year ended December 31, 2025 employed as the denominator for expense ratio computation is $300.5 million.
(4)	The base management fee paid to FEIM is calculated each month at an annual rate of 1.25% of the Fund’s net assets as of the beginning of the first business day of the month.
(5)	The incentive fees, if any, are divided into two parts:

•
The first part of the incentive fee is based on income, whereby we will pay FEIM quarterly in arrears 12.5% of our
Pre-Incentive
Fee Net Investment Income Returns (as defined below) for each calendar quarter subject to a 5.0% annualized hurdle rate, with a catch-up.

•
The second part of the incentive fee is based on realized capital gains, whereby we will pay FEIM at the end of each calendar year in arrears 12.5% of cumulative realized capital gains from inception through the end of such calendar year, computed net of all realized capital losses and unrealized capital depreciation on a cumulative basis, less the aggregate amount of any previously paid incentive fee on capital gains.
The incentive fee referenced in the table above is estimated based on actual amounts of the incentive fee incurred during the fiscal year ended December 31, 2025. See “Advisory Agreement, Subadvisory Agreement and Administration Agreement” for more information concerning the incentive fees.
(6)
Subject to FINRA limitations on underwriting compensation, we will also pay the following shareholder servicing and/or distribution fees to the Intermediary Manager: (a) for Class S shares, a shareholder servicing and/or distribution fee equal to 0.85% per annum of the aggregate NAV as of the beginning of the first calendar day of the month for the Class S shares; and (b) for Class D shares only, a shareholder servicing and/or distribution fee equal to 0.25% per annum of the aggregate NAV as of the beginning of the first calendar day of the month for the Class D shares, in each case, payable monthly. No shareholder servicing and/or distribution fees will be paid with respect to the Class I shares. The shareholder servicing and/or distribution fees are similar to sales commissions. The distribution and servicing expenses borne by the participating brokers may be different from and/or substantially less than the amount of shareholder servicing and/or distribution fees charged. All or a portion of the shareholder servicing and/or distribution fee may be used to pay for sub-transfer
agency and
sub-accounting
services that are not required to be paid pursuant to the shareholder servicing and/or distribution fees under FINRA rules. The Fund also may pay for these sub-transfer
agency and
sub-accounting
services outside of the shareholder servicing and/or distribution fees and its Distribution and Service Plan. The total amount that will be paid over time for other underwriting compensation depends on the average length of time for which shares remain outstanding, the term over which such amount is measured and the performance of our investments. We will cease paying the shareholder servicing and/or distribution fee on the Class S shares and Class D shares on the earlier to occur of the following: (i) a listing of Class I shares; (ii) our merger or consolidation with or into another entity, or the sale or other disposition of all or substantially all of our assets; or (iii) the date following the completion of the primary portion of this offering on which, in the aggregate, underwriting compensation from all sources in connection with this offering, including the shareholder servicing and/or distribution fee and other underwriting compensation, is equal to 10% of the gross proceeds from our primary offering. In addition, consistent with the exemptive relief allowing us to offer multiple classes of shares, at the end of the month in which the Intermediary Manager in conjunction with the transfer agent determines that total transaction or other fees, including upfront placement fees or brokerage commissions, and shareholder servicing and/or distribution fees paid with respect to the shares held in a shareholder’s account would exceed, in the aggregate, 10% of the gross proceeds from the sale of such shares (or a lower limit as determined by the Intermediary Manager or the applicable selling agent), we will cease paying the shareholder servicing and/or distribution fee on the Class S shares and Class D shares in such shareholder’s account. Compensation paid with respect to the shares in a shareholder’s account will be allocated among each share such that the compensation paid with respect to each individual share will not exceed 10% of the offering price of such share. We may modify this requirement in a manner that is consistent with applicable exemptive relief. At the end of such month, the Class S shares or Class D shares in such shareholder’s account will convert into a number of Class I shares (including any fractional shares) with an equivalent aggregate NAV as such Class S or Class D shares. See “Plan of Distribution” and “Use of Proceeds.” The total underwriting compensation and total organizational and offering expenses will not exceed 10% and 15%, respectively, of the gross proceeds from this offering. Proceeds are calculated before deducting shareholder servicing and/or distribution fees or organizational and offering expenses payable by us, which are paid over time.

(7)
We borrow funds to make investments. The costs associated with such borrowing will be indirectly borne by shareholders. The interest payment on borrowed funds referenced in the table above is estimated based on actual amounts of the interest payment on borrowed funds incurred during the fiscal year ended December 31, 2025, divided by our weighted average net assets.

(8)
“Other expenses” include accounting, legal and auditing fees, reimbursement of expenses to our Administrator, organizational and offering expenses and fees payable to our Trustees, as discussed in “Plan of Operation.” Other expenses represent the estimated annual other expenses of the Fund and its subsidiaries based on actual amounts of other expenses for the fiscal year ended December 31, 2025.From June 6, 2024 through the term of the Expense Support Agreement, which shall be through at least June 6, 2027, the Adviser has entered into an Expense Support Agreement pursuant to which the Adviser agrees to advance all of the Fund’s Other Operating Expenses (each such payment, a “
Required Expense Payment
”) to the effect that such expenses do not exceed 1.00% (on an annualized basis) of the Fund’s NAV. Any Required Expense Payment is required to be paid by the Adviser to the Fund in any combination of cash or other immediately available funds and/or offset against amounts due from us to the Adviser or its affiliates. The Adviser may elect to pay, at such times as the Adviser determines, certain additional expenses on the Fund’s behalf (each, a “
Voluntary Expense Payment
” and together with a Required Expense Payment, the “
Expense Payments
”), provided that no portion of the payment will be used to pay any interest expense or shareholder servicing and/or distribution fees of the Fund. Any Voluntary Expense Payment that the Adviser has committed to pay must be paid by the Adviser to the Fund in any combination of cash or other immediately available funds no later than 45 days after such commitment was made in writing, and/or offset against amounts due from the Fund to the Adviser or its affiliates. The Adviser will be entitled to reimbursement of an Expense Payment from the Fund if Available Operating Funds (as defined below under “Advisory Agreement and Administration Agreement-Expense Support and Conditional Reimbursement Agreement”) exceed the cumulative distributions accrued to the Fund’s shareholders, among other conditions. See “Advisory Agreement, Subadvisory Agreement and Administration Agreement-Expense Support and Conditional Reimbursement Agreement” for additional information regarding the Expense Support Agreement. Because the Adviser’s obligation to make Voluntary Expense Payments is voluntary, the table above does not reflect the impact of any Voluntary Expense Payments from the Adviser.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
Class S shares

Return Assumption	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return from net investment income	$127	$352	$544	$908
Total expenses assuming a 5.0% annual return solely from net realized capital gains	$133	$367	$563	$929
Class D shares

Return Assumption	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return from net investment income	$120	$336	$523	$886
Total expenses assuming a 5.0% annual return solely from net realized capital gains	$127	$352	$543	$908

Class I shares

Return Assumption	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return from net investment income	$118	$330	$514	$876
Total expenses assuming a 5.0% annual return solely from net realized capital gains	$124	$345	$535	$899

Financial Highlights [Abstract]
Senior Securities [Table Text Block]
The following is information about the Company’s senior securities as of December 31, 2025, 2024, and 2023:

Class and Period	Total Amount Outstanding Exclusive of Treasury Securities (1)	Asset Coverage per Unit (2)	Involuntary Liquidating Preference per Unit (3)	Average Market Value per Unit (4)
MS Credit Facility
December 31, 2025	$264,100	$1,890	—	N/A
December 31, 2024	$325,600	$1,922	—	N/A
December 31, 2023 (5)	$—	$—	—	N/A

Class and Period	Total Amount Outstanding Exclusive of Treasury Securities (1)	Asset Coverage per Unit (2)	Involuntary Liquidating Preference per Unit (3)	Average Market Value per Unit (4)
JPM Credit Facility
December 31, 2025	$75,000	$1,890	—	N/A

(1)	Total amount of each class of senior securities outstanding at the end of the period presented, in thousands.
(2)
Asset coverage per unit is the ratio of the carrying value of our total assets, less all liabilities excluding indebtedness represented by senior securities in this table, to the aggregate amount of senior securities representing indebtedness. Asset coverage per unit is expressed in terms of dollar amounts per $1,000 of indebtedness and is calculated on a consolidated basis.

(3)
The amount to which such class of senior security would be entitled upon our involuntary liquidation in preference to any security junior to it. The “-” in this column indicates information that the SEC expressly does not require to be disclosed for certain types of senior securities.

(4)	Not applicable because the senior securities are not registered for public trading.
(5)	As of December 31, 2023, the Company had no debt outstanding under the MS Credit Facility.

Senior Securities, Note [Text Block]
(1)	Total amount of each class of senior securities outstanding at the end of the period presented, in thousands.
(2)
Asset coverage per unit is the ratio of the carrying value of our total assets, less all liabilities excluding indebtedness represented by senior securities in this table, to the aggregate amount of senior securities representing indebtedness. Asset coverage per unit is expressed in terms of dollar amounts per $1,000 of indebtedness and is calculated on a consolidated basis.

(3)
The amount to which such class of senior security would be entitled upon our involuntary liquidation in preference to any security junior to it. The “-” in this column indicates information that the SEC expressly does not require to be disclosed for certain types of senior securities.

(4)	Not applicable because the senior securities are not registered for public trading.
(5)	As of December 31, 2023, the Company had no debt outstanding under the MS Credit Facility.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT OBJECTIVES AND STRATEGIES
We are a
non-diversified
closed-end
management investment company that was formed as a statutory trust in Delaware on October 20, 2021, commenced operations on July 10, 2023, and has elected to be regulated as a BDC under the 1940 Act. We are externally managed by FEIM. The Adviser oversees the management of the Fund’s activities and supervises the activities of the investment subadviser. FEAC, an alternative credit adviser that is a wholly owned subsidiary of FEIM, serves as the Fund’s investment subadviser. As of September 5, 2025, Napier Park, which is also wholly-owned by FEIM, and FEAC investment activities are unified under Napier Park’s management. We elected to be treated for tax purposes, and intend to qualify annually thereafter, as a RIC under Subchapter M of the Code. Our investment activities are managed by the Advisers and supervised by our Board of Trustees, a majority of whom are not “interested persons” (as defined in the 1940 Act) of the Fund.
The Fund’s investment objectives are to generate returns in the form of current income and, to a lesser extent, long-term capital appreciation of investments. Under normal circumstances, we expect that the majority of our total assets will be in Private Credit investments to U.S. private companies. Under normal circumstances, we will invest at least 80% of our total assets (net assets plus borrowings for investment purposes) in private credit investments (loans and other credit instruments that are issued in private offerings or issued by private U.S. or
non-U.S.
companies). This policy may be changed by the Board, and with at least 60 days’ prior notice to shareholders, upon the completion of the Fund’s next repurchase offer (so long as such repurchase offer is not oversubscribed). To a lesser extent, we will also invest in broadly syndicated loans of publicly traded issuers, publicly traded high yield bonds and equity securities. We expect that investments in broadly syndicated loans and high yield bonds will generally be more liquid than other Private Credit assets and will likely be used to initially deploy capital upon receipt of subscriptions and may also be used for the purposes of maintaining and managing liquidity for our share repurchase program and cash management, while also presenting an opportunity for attractive investment returns.
Most of our investments are in U.S. private companies, but, subject to compliance with BDCs’ 1940 Act requirement to invest at least 70% of its assets in Eligible Portfolio Companies, we also expect to invest to some extent in
non-U.S.
companies, but we do not expect to invest in emerging markets. No individual issuer or borrower in which we invest will represent more than 20% of our total assets. We also intend to co-invest
with other FEIM, FEAC and Napier Park clients, subject to the conditions included in the
Co-Investment
Order that FEIM, FEAC and Napier Park have received from the SEC. We believe that such co-investments
may afford us additional investment opportunities and an ability to achieve greater diversification.
The loans in which we invest will generally pay floating interest rates based on a variable base rate. The senior secured loans and bonds in which we will invest generally have stated terms of five to eight years. However, we may invest in securities with any maturity or duration. Loans and securities purchased in the secondary market will generally have shorter remaining terms to maturity than newly issued investments. We expect most of our debt investments will generally have credit quality consistent with below investment grade securities. To the extent a nationally recognized statistical rating organization rates our debt, it generally will carry a rating below investment grade (rated lower than “Baa3” by Moody’s Investors Service, Inc., or lower than
“BBB-”
by S&P Global Ratings or Fitch Ratings).
A cash flow loan is a loan that is underwritten primarily based on cash flow generated by the borrower, specifically EBITDA (a company’s earnings before interest, taxes, depreciation, and amortization), in addition to a lien on substantially all of the assets of the borrower and any other secured party. A cash flow loan differs from an asset-based loan because an asset-based loan is underwritten based on the liquidation value of certain assets of the borrower or guarantors. Unless otherwise specified, the term “loan” will include both cash flow and asset-based loans, as well as any other loans in which the Fund may invest.
We may, but are not required to, enter into interest rate, foreign exchange or other derivative agreements to hedge interest rate, currency, credit or other risks, but we do not generally intend to enter into any such derivative agreements for speculative purposes. Any derivative agreements entered into for speculative purposes are not expected to be material to our business or results of operations. Hedging activities, which will be in compliance with applicable legal and regulatory requirements, may include the use of futures, options, swaps and forward contracts. We will bear the costs incurred in connection with entering into, administering and settling any such derivative contracts. There can be no assurance any hedging strategy we employ will be successful.
To seek to enhance our returns, we intend to employ leverage as market conditions permit and subject to oversight by our Board and the limitations set forth in the 1940 Act. Pursuant to the 1940 Act, we are required to have asset coverage of at least 150% (i.e., the amount of debt may not exceed two-thirds
of the value of our assets) and may be prohibited from taking certain actions if that requirement is not met. We intend to use leverage in the form of borrowings, including loans from certain financial institutions and the issuance of debt securities. We may also use leverage in the form of the issuance of preferred shares, but do not currently intend to do so. In determining whether to borrow money, we will analyze the maturity, covenant package and rate structure of the proposed borrowings as well as the risks of such borrowings compared to our investment outlook. Any such leverage, if incurred, would be expected to increase the total capital available for investment by us. The costs incurred in connection with any leverage obtained will be borne by the Fund, and consequently the Fund’s shareholders. See “Risk Factors—Risks Related to Debt Financing.”
We generally intend to distribute substantially all of our available earnings annually by paying cash distributions on a monthly basis, as determined by the Board in its discretion. Any distributions we make will be at the discretion of our Board, considering factors such as our earnings, cash flow, capital needs and general financial condition and the requirements of Delaware law. As a result, our distribution rates and payment frequency may vary from time to time.
As part of its investment process, for certain of the Fund’s investments, FEAC generally considers financially material environmental, social, and governance (“
ESG
”) factors, amongst other factors, in its investment decisions with the goals of managing risk and assessing the attractiveness of the opportunity, alongside its existing fundamental research process. FEAC has established a framework for considering four categories of potential risks— environmental, social, governance and climate risk—that FEAC believes have the potential to affect a company’s financial performance and creditworthiness over time. At the core of FEAC’s investment process is the systematic identification and evaluation of a myriad of credit risk factors that can impact the long-term sustainability of business models and the earnings potential of companies. FEAC believes that thoughtful consideration of ESG risks ultimately leads to more complete downside protection. FEAC’s proprietary ESG research process is fully integrated across both private credit and syndicated loans and is conducted by FEAC’s research teams who are also responsible for the fundamental credit analysis and industry research. FEAC’s framework focuses on identified factors that FEAC believes may be relevant for most investments. These include, but are not limited to, governance policies and procedures, board composition (independence and minority representation), employee policies (health and safety, antidiscrimination, supply chain/responsible labor policies, etc.), environmental policies (waste and recycling, energy efficiency and natural resource policies, environmental risk assessments, specified environmental impact reduction strategies),
Scope-1
and
Scope-2
emissions, and business interruption policies (protocol and insurance). FEAC’s framework also seeks to address material risk factors that are most relevant for each issuer’s specific industry. These vary by industry and are influenced by the Sustainable Accounting Standards Board (“
SASB
”) Standards. While the questions may vary by sector, they aim to ask direct, quantitative questions focused on the most material ESG or climate related factors for the specific sector. FEAC believes that the combination of standard factors and sector specific material factors creates a useful tool for assessing the existence and effectiveness of an issuer’s ESG policies and procedures. FEAC believes that consideration of ESG factors is an effective risk management tool, allowing FEAC to identify certain investment risks that may not be apparent absent consideration of ESG factors. ESG factors would not be a sole determining factor in any investment decisions for the Fund. ESG integration does not change the Fund’s investment objectives, exclude specific types of companies or investments or constrain the Fund’s investable universe. FEAC’s ESG analysis is limited by the availability of information regarding potential or existing investments. As a result, FEAC’s assessments related to ESG factors may not be conclusive and investments that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in investments that may be positively impacted by such factors.

Risk Factors [Table Text Block]
RISK FACTORS
Investing in our Common Shares involves a number of significant risks. The following information is a discussion of the material risk factors associated with an investment in our Common Shares specifically, as well as those factors generally associated with an investment in a company with investment objectives, investment policies, capital structure or traders markets similar to ours. In addition to the other information contained in this prospectus, you should consider carefully the following information before making an investment in our Common Shares. The risks below are known material risks but not the only risks we face. Additional risks and uncertainties not presently known to us or not presently deemed material by us may also impair our operations and performance. If any of the following events occur, our business, financial condition and results of operations could be materially and adversely affected. In such cases, the NAV of our Common Shares could decline, and you may lose all or part of your investment.
Risks Related to Our Business and Structure
We are a relatively new company and have a limited operating history.
The Fund is a
non-diversified,
closed-end
management investment company that has elected to be regulated as a BDC with a limited operating history. Prior to the commencement of the public offering, the Fund offered its Class I shares pursuant to a private offering. Accordingly, prospective investors have a limited track record or history on which to base their investment decision. We are subject to the business risks and uncertainties associated with recently formed businesses, including the risk that we will not achieve our investment objectives, that we will not qualify or maintain our qualification to be treated as a RIC, and the value of a shareholder’s investment could decline substantially or become worthless. Further, the Advisers have not previously managed a non-traded
BDC.
Our Board may amend our Declaration of Trust without prior shareholder approval.
Our Board may, without shareholder vote, subject to certain exceptions, amend or otherwise supplement the Declaration of Trust by amending, supplementing or restating the Declaration of Trust, including without limitation, to classify the Board, to impose advance notice bylaw provisions for trustee nominations or shareholder proposals, to require supermajority approval of transactions with significant shareholders or other provisions that may be characterized as anti-takeover in nature. However, our Declaration of Trust provides that shareholders are entitled to vote upon a proposed amendment to the Declaration of Trust if it would adversely affect the rights of shareholders. Approval of any such amendment requires at least a majority of the votes cast by such shareholders at a meeting of shareholders duly called and at which a quorum is present.
Certain provisions of our Declaration of Trust could deter takeover attempts.
Our Declaration of Trust contains anti-takeover provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of our Board of Trustees. Our Board of Trustees is divided into three classes of trustees serving staggered three-year terms. This provision could delay for up to two years the replacement of a majority of our Board of Trustees.
We may suffer credit losses.
Investments in the credit of private companies are highly speculative and involve a high degree of risk of credit loss, and therefore our securities may not be suitable for someone with a low tolerance for risk. These risks are likely to increase during a recession.

The lack of liquidity in our investments may adversely affect our business.
Our investments generally are made in private companies. Substantially all of these assets are subject to legal and other restrictions on resale or will be otherwise less liquid than publicly traded securities. The illiquidity of our investments may make it difficult for us to sell such investments if the need arises. In addition, if we are required to liquidate all or a portion of our portfolio quickly, we may realize significantly less than the value at which we had previously recorded our investments. Further, we may face other restrictions on our ability to liquidate an investment in a portfolio company to the extent that we or an affiliated manager have material non-public
information regarding such portfolio company.
Our financial condition and results of operations depend on our ability to manage future growth effectively.
Our ability to achieve our investment objectives depends on our ability to acquire suitable investments and monitor and administer those investments, which depends, in turn, on FEAC’s ability to identify, invest in and monitor companies that meet our investment criteria.
Accomplishing this result on a cost-effective basis is largely a function of the structuring of our investment process and the ability of FEAC to provide competent, attentive and efficient services to us. Our executive officers and the Investment Committee Members (as defined below) have substantial responsibilities in connection with their roles at First Eagle and with the other First Eagle funds, as well as responsibilities under the Subadvisory Agreement and Administration Agreement. They may also be called upon to provide significant managerial assistance to certain of our portfolio companies. These demands on their time, which will increase as the number of investments grows, may distract them or slow the rate of investment. In order to grow, FEAC will need to hire, train, supervise, manage and retain new employees. However, we cannot assure you that we will be able to do so effectively. Any failure to manage our future growth effectively could have a material adverse effect on our business, financial condition and results of operations.
We may experience fluctuations in our periodic operating results.
We could experience fluctuations in our periodic operating results due to a number of factors, including the interest rates payable on the debt securities we acquire, the default rates on such securities, the level of our expenses (including the interest rates payable on our borrowings), the dividend rates payable on preferred shares we issue, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which we encounter competition in our markets and general economic conditions. As a result of these factors, results for any period should not be relied upon as being indicative of performance in future periods.
We are exposed to risks associated with changes in interest rates, including fluctuations in interest rates which could adversely affect our profitability.
General interest rate fluctuations may have a substantial negative impact on our investments and investment opportunities, and, accordingly, may have a material adverse effect on our investment objectives and rate of return on investment capital. Because we will borrow money to make investments and may issue debt securities, preferred shares or other securities, our net investment income is dependent upon the difference between the rate at which we borrow funds or pay interest or dividends on such debt securities, preferred shares or other securities and the rate at which we invest these funds. As a result, a significant change in market interest rates could have a material adverse effect on our net investment income.
Typically, we anticipate that our interest earning investments will accrue and pay interest at both variable and fixed rates, and that our interest-bearing liabilities will accrue interest at variable and fixed rates. The benchmarks used to determine the floating rates earned on our interest earning investments are the Secured Overnight Financing Rate (“
SOFR
”), with maturities that range between one and twelve months, and the alternate base rate, or ABR, (commonly based on the Prime Rate or the Federal Funds Rate), with no fixed maturity date. We use a combination of equity and long-term and short-term borrowings to finance our investment activities and expect that a majority of our investments in debt will be at floating rates with a floor.
In periods of rising interest rates, our interest income will increase if the majority of our portfolio bears interest at variable rates while our cost of funds will also increase, to a lesser extent, if the majority of our indebtedness bears interest at fixed rates, with the net impact being an increase to our net investment income. Fluctuations in the market price of our securities will not affect interest income derived from securities already owned by us, but will be reflected in our NAV. A significant increase in market interest rates could result in an increase in our non-performing
assets, harm our ability to attract new portfolio companies and originate new loans and investments, and may increase the cost of debt for our underlying portfolio companies, which could adversely impact their financial performance and ability to meet higher or ongoing payment obligations to us.
During periods of declining interest rates, we may earn less interest income from investments and our cost of funds will also decrease, to a lesser extent, resulting in lower net investment income. In addition, during periods of declining interest rates, the market price of fixed rate income securities generally rises. The magnitude of these fluctuations in the market price of fixed income securities is generally greater for securities with longer maturities. Given current market conditions and recent actions by the U.S. Federal Reserve, risks associated with declining interest rates are heightened.
Our investments may also be subject to prepayment or “call” risk. During periods of declining interest rates, borrowers or issuers may exercise their option to prepay principal earlier than scheduled. For fixed rate securities, such payments often occur during periods of declining interest rates and could force us to reinvest in lower yielding securities, resulting in a possible decline in our income and distributions to shareholders.
Also, an increase in interest rates available to investors could make an investment in our Common Shares less attractive if we are not able to pay dividends at a level that provides a similar return, which could reduce the value of our Common Shares.
From time to time, we may also enter into certain hedging transactions to mitigate our exposure to changes in interest rates. If we engage in hedging activities, it may limit our ability to participate in the benefits of lower interest rates with respect to the hedged portfolio. Further, we cannot assure you that such transactions will be successful in mitigating our exposure to interest rate risk. There can also be no assurance that a significant change in market interest rates will not have a material adverse effect on our net investment income.
The failure of major financial institutions, namely banks, or sustained financial market illiquidity, could adversely affect our and/or our portfolio companies’ businesses and results of operations.
The failure of certain financial institutions, namely banks, may increase the possibility of financial market illiquidity, including, but not limited to, illiquidity at additional banks, clearing firms, cash management and/or custodial financial institutions. The failure of any financial institution with which we and/or our portfolio companies have a commercial relationship could adversely affect, among other things, our and/or our portfolio companies’ ability to pursue key strategic initiatives, borrow from financial institutions on favorable terms, pay obligations in a timely manner, consummate transactions and operate as usual, which could have adverse effects on our portfolio companies’ and our business, financial condition and/or results of operations. Because our direct origination platform generally focuses on mature companies backed by well-funded large sponsors (e.g., private equity firms), typically with significant equity capital invested, if a portfolio company’s sponsor has a commercial relationship with a financial institution that has failed or is otherwise distressed, the portfolio company may experience issues receiving financial support from a sponsor to support its operations or consummate transactions, to the detriment of their business, financial condition and/or results of operations. In addition, such financial institution failure(s) or distress could affect, in certain circumstances, the ability of both affiliated and unaffiliated co-lenders,
including syndicate financial institutions or other fund vehicles, to undertake and/or execute co-investment
transactions with us, which in turn may result in fewer
co-investment

opportunities being made available to us and/or impact our ability to provide additional follow-on
support to portfolio companies. Our and our portfolio companies’ ability to diversify commercial relationships among multiple financial institutions may be limited by certain contractual arrangements, including liens placed on the respective assets in connection with financing and/or other restrictions on the institutions with which the assets must be held.
Any failure on our part to maintain our status as a BDC would reduce our operating flexibility.
If we fail to continue to qualify as a BDC, we might be regulated as a closed-end
investment company under the 1940 Act, which would subject us to substantially more regulatory restrictions under the 1940 Act and correspondingly decrease our operating flexibility and could significantly increase our costs of doing business. Furthermore, any failure to comply with the requirements imposed on BDCs by the 1940 Act could cause the SEC to bring an enforcement action against us.
There will be uncertainty as to the value of our portfolio investments.
Under the 1940 Act, we are required to carry our portfolio investments at market value or, if there is no readily available market value, at fair value as determined pursuant to policies adopted by, and subject to the oversight of, our Board. The Board approved portfolio pricing procedures in light of the requirements of Section 2(a)(41) of the 1940 Act, Rule
2a-5
thereunder and positions of the SEC. Notwithstanding the Board’s obligations under Section 2(a)(41) and Rule
2a-5,
the Board designated FEIM as the “valuation designee” (as that term is defined in Rule
2a-5).
As the valuation designee, the Board designated FEIM to perform fair value determinations of the Fund’s assets by implementing valuation policies and procedures approved by the Board; FEIM’s fair valuation process will be subject to Board oversight and certain reporting and other requirements, including Rule
2a-5.
Many of our portfolio investments are in the form of investments that are not publicly traded, and the fair value of such investments may not be readily determinable. In accordance with our valuation policy and consistent with GAAP, our valuation designee values these investments on a quarterly basis at fair value as determined in good faith, as required by the 1940 Act. FEIM and FEAC may utilize the services of third-party valuation firms to aid it in determining the fair value of these investments on a quarterly basis and may use such third-party valuation firms in certain limited circumstances to aid the determination of fair value of such investments on a monthly basis. The Board periodically discusses valuations and reviews FEIM’s fair value determinations made in good faith and based on the input of the applicable third-party valuation firms, as applicable. The factors that may be considered in fair value pricing our investments include the nature and realizable value of any collateral, the portfolio company’s ability to make payments and its earnings, the markets in which the portfolio company does business, comparisons to publicly traded companies, discounted cash flow and other relevant factors. Because such valuations, and particularly valuations of private investments and private companies, are inherently uncertain, they may fluctuate over short periods of time and may be based on estimates. Further, our valuation designee’s determinations of fair value may differ materially from the values that would have been used if a ready market for these investments existed. Our NAV could be adversely affected if our valuation designee’s determinations regarding the fair value of our investments were materially higher than the values that we ultimately realize upon the disposal of such investments. Decreases in the market values or fair values of our investments will be recorded as unrealized depreciation. Any unrealized depreciation in our investment portfolio could be an indication of a portfolio company’s potential inability to meet its repayment obligations to us. This could result in realized losses in the future and ultimately in reductions of our income available for distribution in future periods. See “Determination of Net Asset Value” for additional information regarding the fair valuation process.
Because we expect to have substantial indebtedness, there could be increased risk in investing in our company.
Lenders will have fixed dollar claims on our assets that are superior to the claims of shareholders, and we have granted, and may grant, lenders a security interest in our assets in connection with borrowings. In the case of a liquidation event, those lenders would receive proceeds before our shareholders. In addition, borrowings, also known as leverage, magnify the potential for gain or loss on amounts invested and, therefore, increase the risks associated with investing in our assets. Leverage is generally considered a speculative investment technique. If the value of our assets increases, then leveraging would cause the NAV attributable to our Common Shares to increase more than it otherwise would have had we not leveraged.
Conversely, if the value of our assets decreases, leveraging would cause the NAV attributable to our Common Shares to decline more than it otherwise would have had we not leveraged. Similarly, any increase in our revenue in excess of interest expense on our borrowed funds would cause our net income to increase more than it would without the leverage. Any decrease in our revenue would cause our net income to decline more than it would have had we not borrowed funds and could negatively affect our ability to make distributions on our Common Shares. Our ability to service any debt that we incur will depend largely on our financial performance and will be subject to prevailing economic conditions and competitive pressures. We and, indirectly, our shareholders will bear the cost associated with our leverage activity.
To the extent original issue discount (“OID”) or payment
in-kind
(“PIK”) interest constitutes a portion of our income, we will be exposed to typical risks associated with such income being required to be included in taxable and accounting income prior to receipt of cash representing such income.
Our investments may include OID instruments or instruments with PIK interest, which represents contractual interest added to a loan balance and due at a later stage (typically the end of such loan’s term). To the extent OID or PIK interest constitutes a portion of our income, we would be exposed to typical risks associated with such income being required to be included in taxable and accounting income prior to receipt of cash. Such risks include:

•
The higher interest rates of OID and PIK instruments reflect the payment deferral and increased credit risk associated with these instruments, and OID and PIK instruments generally represent a significantly higher credit risk than coupon loans.

•	Even if the accounting conditions for income accrual are met, the borrower could still default when our actual collection is supposed to occur (typically at the maturity of the obligation).

•
OID and PIK instruments may have unreliable valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral.

•	OID and PIK income may create uncertainty about the source of our cash distributions.

•
For accounting purposes, any cash distributions to shareholders representing OID and PIK income are expected to not be treated as coming from paid-in
capital, even though the cash to pay them is expected to come from the offering proceeds. As a result, despite the fact that a distribution representing OID and PIK income could be paid out of amounts invested by our shareholders, the 1940 Act does not require that shareholders be given notice of this fact by reporting it as a return of capital.

•
An election to defer PIK interest payments by adding them to the principal on such instruments increases our future investment income which increases our net assets and, as such, increases the Adviser’s future base management fees and, because interest payments will then be payable on a larger principal amount, the PIK election also increases the Adviser’s future incentive fees on income at a compounding rate. Similarly, all things being equal, the deferral associated with PIK interest also increases the loan-to-value
ratio at a compounding rate. The Advisers may have an incentive to invest in PIK interest securities or elect to defer PIK interest payments in circumstances where they would not have done so but for the opportunity to continue to earn the incentive fee on income even when the issuers of the deferred interest securities would not be able to make actual cash payments to us on such securities. This risk could be increased because the Adviser is not obligated to reimburse us for any incentive fees received even if we subsequently incur losses or never receive in cash the deferred income that was previously accrued. In addition, the incentive fee on income generally does not include any realized capital gains or losses or unrealized capital gains or losses.

•
OID and PIK instruments may require us to make distributions to our shareholders in order to satisfy the RIC annual distribution requirement even though we will not have received any corresponding cash amount, which may make it more difficult for us to qualify for and maintain RIC tax treatment under Subchapter M of the Code and, as a result, may cause us to become subject to corporate-level income tax.

The highly competitive market in which we operate may limit our investment opportunities.
A number of entities compete with us to make the types of investments that we make. We compete with other BDCs, public and private funds, commercial and investment banks, CLO funds, commercial finance companies, and, to the extent they provide an alternative form of financing, private equity and hedge funds. Additionally, because competition for investment opportunities generally has increased among alternative investment vehicles, such as hedge funds, entities have begun to invest in areas in which they had not traditionally invested. As a result of these new entrants, competition for investment opportunities intensified in recent years and may intensify further in the future. Some of our existing and potential competitors are substantially larger and have considerably greater financial, technical and marketing resources than we do. For example, some competitors may have a lower cost of funds and access to funding sources that are not available to us. In addition, some of our competitors may have higher risk tolerances or different risk assessments, which could allow them to consider a wider variety of investments and establish more relationships than us. Furthermore, many of our competitors are not subject to the regulatory restrictions that the 1940 Act imposes on us as a BDC and that the Code imposes on us as a RIC. We cannot assure you that the competitive pressures we face will not have a material adverse effect on our business, financial condition and results of operations. Also, as a result of this existing and potentially increasing competition, we may not be able to take advantage of attractive investment opportunities from time to time, and we can offer no assurance that we will be able to identify and make investments that are consistent with our investment objective.
Identifying, structuring and consummating investments involves competition among capital providers and market and transaction uncertainty. FEAC can provide no assurance that it will be able to identify a sufficient number of suitable investment opportunities or to avoid prepayment of existing investments to satisfy our investment objectives, including as necessary to effectively structure credit facilities or other forms of leverage.
With respect to the investments we make, we do not seek to compete based primarily on the interest rates we offer, and we believe that some of our competitors may make loans with interest rates that are lower than the rates we offer. With respect to all investments, we may lose some investment opportunities if we do not match our competitors’ pricing, terms and structure. However, if we match our competitors’ pricing, terms and structure, we may experience decreased net interest income, lower yields and increased risk of credit loss. We may also compete for investment opportunities with investment funds, accounts and investment vehicles managed by the Advisers. Although the Advisers will allocate opportunities in accordance with their policies and procedures, allocations to such investment funds, accounts and investment vehicles will reduce the amount and frequency of opportunities available to us and may not be in the best interests of us and our shareholders.
Because we expect to distribute substantially all of our net investment income and net realized capital gains to our shareholders, we will need additional capital to finance our growth and such capital may not be available on favorable terms or at all.
We elected to be taxed for federal income tax purposes as a RIC under Subchapter M of the Code. If we meet certain requirements, including source of income, asset diversification and distribution requirements, and if we continue to qualify as a BDC, we will continue to qualify for tax treatment as a RIC under the Code and will not have to pay corporate-level income taxes on income we distribute to our shareholders as dividends, allowing us to substantially reduce or eliminate our corporate-level income tax liability. As a BDC, we are generally required to meet a coverage ratio of total assets (less liabilities and indebtedness not represented by senior securities) to total senior securities, which includes all of our borrowings and any preferred shares we may issue in the future, of at least 150% at the time we issue any debt or preferred shares. This requirement limits the amount that we may borrow. Because we will continue to need capital to grow our investment portfolio, this limitation may prevent us from incurring debt or preferred shares and require us to raise additional equity at a time when it may be disadvantageous to do so. We cannot assure you that debt and equity financing will be available to us on favorable terms, or at all, and debt financings may be restricted by the terms of any of our outstanding borrowings. In addition, as a BDC, we are generally not permitted to issue Common Shares priced below NAV without shareholder approval. If additional funds are not available to us, we could be forced to curtail or cease new lending and investment activities, and our NAV could decline.
Our Board may change our investment objective, operating policies and strategies without prior notice or shareholder approval.
Our Board has the authority to modify or waive certain of our operating policies and strategies without prior notice and without shareholder approval (except as required by the 1940 Act). However, absent shareholder approval, we may not change the nature of our business so as to cease to be, or withdraw our election as, a BDC. We cannot predict the effect any changes to our operating policies and strategies would have on our business, operating results, or value of our Common Shares. Nevertheless, the effects could adversely affect our business and impact our ability to make distributions and cause you to lose all or part of your investment.
We are dependent on information systems and systems failures could significantly disrupt our business, which may, in turn, negatively affect the market price of our Common Shares and our ability to pay dividends.
Our business is dependent on our and third parties’ communications and information systems and any failure or interruption of those systems, including as a result of the termination of an agreement with any third-party service providers, could cause delays or other problems in our activities. Our financial, accounting, data processing, transmission, backup or other operating systems and facilities may fail to operate properly or become disabled or damaged as a result of a disaster such as a cyber-attack, a natural catastrophe, electrical or telecommunications outages, an industrial accident, a terrorist attack, war or local or larger scale political or social events, public health emergencies, events unanticipated in our disaster recovery systems, or a support failure from external providers, which could have an adverse effect on our ability to conduct business and on our results of operations and financial condition. If a significant number of the Advisers’ employees were unavailable in the event of a disaster, our ability to effectively conduct our business could be severely compromised.
We depend heavily upon computer systems to perform necessary business functions. Despite our implementation of a variety of security measures, our computer systems could be subject to cyber-attacks and unauthorized access, such as physical and electronic break-ins,
“phishing” attempts or unauthorized tampering. Like other companies, we may experience threats to our data and systems, including malware and computer virus attacks, impersonation of authorized users, unauthorized access, system failures and disruptions. We do not control the cyber security plans and systems put in place by third-party service providers, and such third-party service providers may have limited indemnification obligations to us, the Advisers, shareholders and/or a portfolio company, each of which would be negatively impacted. If one or more of these events occurs, it could potentially jeopardize the confidential, proprietary and other information processed and stored in, and transmitted through, our computer systems and networks, or otherwise cause interruptions or malfunctions in our operations, which could result in damage to our reputation, financial losses, litigation, increased costs, regulatory penalties and/or customer dissatisfaction or loss.
Many jurisdictions in which we or our portfolio companies may operate have laws and regulations relating to data, cyber security and protection of personal information, including the General Data Protection Regulation in the European Union and the California Consumer Privacy Act, as amended (the “
CCPA
”). The CCPA

provides for enhanced consumer protections for California residents, a private right of action for data breaches and statutory fines for data breaches or other CCPA violations. If we fail to comply with the relevant laws and regulations, it could result in regulatory investigations and penalties, which could lead to negative publicity and may cause our fund investors and clients to lose confidence in the effectiveness of our security measures.
These events, in turn, could have a material adverse effect on our operating results and negatively affect the market price of our Common Shares and our ability to pay dividends to our shareholders.
We are an “emerging growth company” under the JOBS Act, and we cannot be certain if the reduced disclosure requirements applicable to emerging growth companies will make our Common Shares less attractive to investors.
We qualify as an “emerging growth company” as defined in the JOBS Act. As an emerging growth company, we are eligible to take advantage of certain exemptions from various reporting and disclosure requirements that are applicable to public companies that are not emerging growth companies. For so long as we remain an emerging growth company, we will not be required to:

(1)	have an auditor attestation report on our internal control over financial reporting pursuant to Section 404(b) of the Sarbanes-Oxley Act;

(2)
submit certain executive compensation matters to shareholder advisory votes pursuant to the “say on frequency” and “say on pay” provisions (requiring a non-binding
shareholder vote to approve compensation of certain executive officers) and the “say on golden parachute” provisions (requiring a non-binding
shareholder vote to approve golden parachute arrangements for certain executive officers in connection with mergers and certain other business combinations) of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010; or

(3)
disclose certain executive compensation related items, such as the correlation between executive compensation and performance and comparisons of the chief executive officer’s compensation to median employee compensation.

In addition, the JOBS Act provides that an emerging growth company may take advantage of an extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies. This means that an emerging growth company can delay adopting certain accounting standards until such standards are otherwise applicable to private companies.
We will remain an emerging growth company for up to five years, or until the earliest of: (1) the last date of the fiscal year during which we had total annual gross revenues of $1.235 billion or more; (2) the last day of the fiscal year ending after the fifth anniversary of any initial public offering of our Common Shares; (3) the date on which we have, during the previous three-year period, issued more than $1 billion in non-convertible
debt; or (4) the date on which we are deemed to be a “large accelerated filer” as defined under Rule
12b-2
under the Exchange Act (however, we are not likely to lose our status as an emerging growth company as a result of being deemed a “large accelerated filer” because there is not, and there is not expected to be, a public trading market for our Common Shares).
We do not believe that being an emerging growth company will have a significant impact on our business or this offering. We have elected to opt in to the extended transition period for complying with new or revised accounting standards available to emerging growth companies. Also, because we are not a large accelerated filer or an accelerated filer under
Section 12b-2
of the Exchange Act, and will not be for so long as our Common Shares are not traded on a securities exchange, we will not be subject to auditor attestation requirements of Section 404(b) of the Sarbanes-Oxley Act even once we are no longer an emerging growth company. In addition, so long as we are externally managed by the Advisers and we do not directly compensate our executive officers, or reimburse FEIM, FEAC or their affiliates for the salaries, bonuses, benefits and severance payments for persons who also serve as one of our executive officers or as an executive officer of the Advisers, we do not expect to include disclosures relating to executive compensation in our periodic reports or proxy statements and, as a result, do not expect to be required to seek shareholder approval of executive compensation and golden parachute compensation arrangements pursuant to Section 14A(a) and (b) of the Exchange Act.
We may not be able to obtain all required state licenses or licenses in any other jurisdiction where they may be required in the future.
We may be required to obtain various state licenses in order to, among other things, originate commercial loans, and may be required to obtain similar licenses from other authorities, including outside the United States, in the future in connection with one or more investments. Applying for and obtaining required licenses can be costly and take several months. There is no assurance that we will obtain all of the licenses that we need on a timely basis. Furthermore, we will be subject to various information and other requirements in order to obtain and maintain these licenses, and there is no assurance that we will satisfy those requirements. Our failure to obtain or maintain licenses might restrict investment options and have other adverse consequences.
As a public company, we are subject to regulations not applicable to private companies, such as provisions of the Sarbanes-Oxley Act. Efforts to comply with such regulations will involve significant expenditures, and non-compliance
with such regulations may adversely affect us.
As a public company, we are subject to the Sarbanes-Oxley Act, and the related rules and regulations promulgated by the SEC. Our management is required to report on our internal control over financial reporting pursuant to Section 404 of the Sarbanes-Oxley Act. We are required to review on an annual basis our internal control over financial reporting, and on a quarterly and annual basis to evaluate and disclose changes in our internal control over financial reporting. As a relatively new company, developing and maintaining an effective system of internal controls may require significant expenditures, which may negatively impact our financial performance and our ability to make distributions. This process also will result in a diversion of our management’s time and attention. We cannot be certain of when our evaluation, testing and remediation actions will be completed or the impact of the same on our operations. In addition, we may be unable to ensure that the process is effective or that our internal controls over financial reporting are or will be effective in a timely manner. In the event that we are unable to develop or maintain an effective system of internal controls and maintain or achieve compliance with the Sarbanes-Oxley Act and related rules, we may be adversely affected.
Our independent registered public accounting firm will not be required to formally attest to the effectiveness of our internal control over financial reporting until there is a public market for our Common Shares, which is not expected to occur.
Although we have implemented a share repurchase program, we have discretion to not repurchase shares, and our Board has the ability to amend or suspend the program.
Our Board may amend or suspend the share repurchase program if in its reasonable judgment it deems such action to be in our best interest and the best interest of our shareholders. As a result, share repurchases may not be available each quarter, such as when a repurchase offer would place an undue burden on our liquidity, adversely affect our operations or risk having an adverse impact on the Fund that would outweigh the benefit of the repurchase offer. We intend to conduct repurchase offers in accordance with the requirements of Rule
13e-4
promulgated under the Exchange Act and the 1940 Act. As a result, large repurchases may cause us to exceed the repurchase limits under our share repurchase program, in which case we will repurchase shares on a pro rata basis. Additionally, if a large investor submits a significant repurchase request, it could result in smaller investors experiencing a higher level of proration on their repurchase requests. In the event that an investor’s repurchase request is prorated for one tender offer, the investor must submit a new repurchase request in a subsequent tender offer if the investor still wishes to have their shares repurchased. All Common Shares purchased by us pursuant to the terms of each tender offer will be retired and thereafter will be authorized and unissued Common Shares.

The mechanics of our share repurchase program may change in the future, due to decisions made by our Board or changes in applicable law or guidance from the staff of the SEC.
Negative publicity relating to the private credit industry could lead to increased repurchase requests from shareholders, adversely affect the valuation of certain investments, harm the Advisers’ reputation or adversely affect our borrower or investor relationships and fundraising efforts.
In recent periods there has been increased negative publicity with respect to the private credit industry, including as a result of the private credit industry’s significant exposure to the software and technology sectors. This negative publicity has coincided with increased investor repurchase requests across certain BDCs, registered closed-end funds and other private investment funds pursuing such private credit strategies that conduct periodic repurchase offers. Negative publicity, press speculation about us and concerns surrounding the private credit industry generally, whether or not valid, could lead to increased repurchase requests from certain of our shareholders, heighten scrutiny on our and the Advisers’ business, encourage litigation and regulatory inquiries, harm the Advisers’ reputation or adversely affect our borrower or investor relationships and fundraising efforts. If this trend of increased investor repurchase requests persists, we may face elevated repurchase requests and may be required to sell investments to generate liquidity, which could place downward pressure on the market value of certain investments. Market dislocations or forced selling by market participants holding similar investments could adversely affect the valuation of comparable investments we hold.
Risks Related to Our Investments
Our investments in prospective private and middle market portfolio companies are risky, and we could lose all or part of our investment.
Investment in private and middle market companies involves a number of significant risks. Generally, little public information exists about these companies, and we are required to rely on the ability of the Advisers’ investment professionals to obtain adequate information to evaluate the potential returns from investing in these companies. If we are unable to uncover all material information about these companies, we may not make a fully informed investment decision, and we may lose money on our investments. Certain companies may have limited financial resources and may be unable to meet their obligations under their debt securities that we hold, which may be accompanied by a deterioration in the value of any collateral and a reduction in the likelihood of our realizing any guarantees we may have obtained in connection with our investment. In addition, they typically have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. Additionally, smaller companies are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on our portfolio company and, in turn, on us. Smaller companies also generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. In addition, our executive officers, trustees and our investment adviser may, in the ordinary course of business, be named as defendants in litigation arising from our investments in the portfolio companies.
The portfolio companies and credit instruments in which the Fund invests will generally have a credit quality consistent with below investment grade securities, which are risky and highly speculative and could cause us to lose all or part of our investment.
Investments in the credit of private companies is highly speculative and involves a high degree of risk of credit loss, and therefore the Fund’s Common Shares may not be suitable for someone with a low tolerance for risk. These risks are likely to increase during an economic recession. Most of the credit instruments in which the Fund invests, including its investments in syndicated bank loans, middle market “club” loans, high-yield bonds, lower middle market direct lending loans and other debt instruments will be rated below investment grade by rating agencies or, if unrated, will be of comparable quality. Below investment grade investments are often referred to as “high-yield” or “junk” securities. Below investment grade debt instruments are rated “
Ba1
” or lower by Moody’s Investors Service, Inc., “BB+” or lower by S&P Global Ratings and/or “BB+” or lower by Fitch Ratings or, if unrated, are judged to be of comparable credit quality. The direct lending loans in which we invest typically are not rated by any rating agency, but if such investments were rated, they would likely be below investment grade. For these securities, the risks associated with below investment grade instruments are more pronounced. We may invest without limit in debt of any rating, as well as debt that has not been rated by any nationally recognized statistical rating organization. Accordingly, we will be exposed to a greater amount of credit risk than a fund that invests solely in investment grade debt securities and other types of credit instruments.
While generally providing greater income and opportunity for gain, below investment grade securities or comparable unrated securities may be subject to greater risks than securities or instruments that have higher credit ratings, including a higher risk of default. The credit rating of a high-yield bond and/or syndicated bank loan that is rated below investment grade does not necessarily address its market value risk, and ratings may from time to time change, positively or negatively, to reflect developments regarding the issuer’s financial condition. Below investment grade high-yield bonds and syndicated bank loans and similar instruments often are considered to be speculative with respect to the capacity of the borrower to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than higher rated securities. Below investment grade securities or comparable unrated securities may be particularly susceptible to economic downturns. It is likely that a prolonged or deepening economic recession could adversely affect the ability of some borrowers issuing below investment grade debt instruments to repay principal and pay interest on the instrument, increase the incidence of default and severely disrupt the market value of the securities and similar debt instruments.
Issuers of the below investment grade securities or comparable unrated securities in which the Fund may invest may default on their obligations to pay principal or interest when due. This nonpayment would result in a reduction of income to the Fund, a reduction in the value of such debt instrument experiencing nonpayment and, potentially, a decrease in the NAV of the Fund. With respect to the Fund’s investments in debt instruments that are secured, there can be no assurance that liquidation of collateral would satisfy the issuer’s obligation in the event of nonpayment of scheduled interest or principal or that such collateral could be readily liquidated. In the event of bankruptcy of an issuer, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing such debt instrument. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to an investment, the Fund may lose its entire investment or may be required to accept cash or securities with a value substantially less than its original investment.
Additionally, the secondary market for below investment grade securities and comparable unrated securities tends to be less liquid and more volatile than that for higher rated instruments. For these reasons, your investment in us is subject to the following specific risks: (i) increased price sensitivity to a deteriorating economic environment; (ii) greater risk of loss due to default or declining credit quality; (iii) adverse company specific events are more likely to render the issuer unable to make interest and/or principal payments; and (iv) depression of the price and liquidity of lower grade securities may occur if a negative perception of the lower grade debt market develops, which could last for a significant period.
Furthermore, because unrated securities may not have an active trading market or may be difficult to value, the Fund might have difficulty selling them promptly at an acceptable price. To the extent that the Fund invests in unrated securities, the Fund’s ability to achieve its investment objectives will be more dependent on the Subadviser’s credit analysis than would be the case when the Fund invests in rated securities.
We expect to invest primarily in directly originated debt investments of private companies and we may not realize gains from our equity investments.
While we expect to invest primarily in directly originated debt investments of private companies, in certain instances, we expect to make equity co-investments
in the form of preferred shares or similar securities. Our goal is ultimately to dispose of such equity interests and realize gains upon our disposition of such interests. However, the equity interests we receive may not appreciate in value and, in fact, may decline in value. Accordingly, we may not be able to realize gains from our equity interests, and any gains that we do realize on the disposition of any equity interests may not be sufficient to offset any other losses we experience.
We may not be in a position to exercise control over our portfolio companies or to prevent decisions by management of our portfolio companies that could decrease the value of our investments.
We do not generally intend to take controlling equity positions in our portfolio companies. To the extent that we do not hold a controlling equity interest in a portfolio company, we are subject to the risk that such portfolio company may make business decisions with which we disagree, and the shareholders and management of such portfolio company may take risks or otherwise act in ways that are adverse to our interests. Due to the lack of liquidity for the debt and equity investments that we expect to typically hold in our portfolio companies, we may not be able to dispose of our investments in the event we disagree with the actions of a portfolio company and may therefore suffer a decrease in the value of our investments.
In addition, we may not be in a position to control any portfolio company by investing in its debt securities. As a result, we are subject to the risk that a portfolio company in which we invest may make business decisions with which we disagree and the management of such company, as representatives of the holders of their common equity, may take risks or otherwise act in ways that do not serve our interests as debt investors. Further, the debt securities in which we invest in a portfolio company may have fewer or no financial maintenance covenants and restrictions, particularly with respect to broadly syndicated loans. These are called covenant-lite loans. A covenant-lite loan typically results in a lender having less of an ability to proactively exercise rights and remedies as a result of financial performance until a payment default occurs.
Our portfolio companies may be highly leveraged.
Some of our portfolio companies may be highly leveraged, which may have adverse consequences to these companies and to us as an investor. These companies may be subject to restrictive financial and operating covenants and the leverage may impair these companies’ ability to finance their future operations and capital needs. As a result, these companies’ flexibility to respond to changing business and economic conditions and to take advantage of business opportunities may be limited. Further, a leveraged company’s income and net assets will tend to increase or decrease at a greater rate than if borrowed money were not used.
Our portfolio companies may incur debt that ranks equally with, or senior to, our investments in such companies.
We expect to invest a portion of our capital in second lien and the
“last-out”
tranche of unitranche loans (also known as first lien second out loans) issued by our portfolio companies. The portfolio companies usually have, or may be permitted to incur, other debt that ranks equally with, or senior to, the debt securities in which we invest. Such investments are subject to greater risk of default than senior obligations as a result of adverse changes in the financial condition of the obligor or in general economic conditions. By their terms, such debt instruments may provide that the holders are entitled to receive payment of interest or principal on or before the dates on which we are entitled to receive payments in respect of the debt securities in which we invest. These debt instruments would usually prohibit the portfolio companies from paying interest on or repaying our investments in the event and during the continuance of a default under the debt. Also, in the event of insolvency, liquidation, dissolution, reorganization or bankruptcy of a portfolio company, holders of debt instruments ranking senior to our investment in that portfolio company would typically be entitled to receive payment in full before we receive any distribution in respect of our investment. After repaying such senior creditors, such portfolio company may not have any remaining assets to use for repaying its obligation to us. In the case of debt ranking equally with debt securities in which we invest, we would have to share any distributions on an equal and ratable basis with other creditors holding such debt in the event of an insolvency, liquidation, dissolution, reorganization or bankruptcy of the relevant portfolio company.

Certain loans that we expect to make to portfolio companies may be secured on a second priority basis by the same collateral securing senior secured debt of such companies. In addition, we may make, in the future, unsecured loans to portfolio companies, meaning that such loans will not benefit from any interest in collateral of such companies. Liens on a portfolio company’s collateral, if any, will secure the portfolio company’s obligations under any outstanding senior debt and may secure certain other future debt that may be permitted to be incurred by the portfolio company under the agreements governing the loans. The holders of obligations secured by the first priority liens on the collateral will generally control the liquidation of, and be entitled to receive proceeds from, any realization of the collateral to repay their obligations in full before us. In addition, the value of the collateral in the event of liquidation will depend on market and economic conditions, the availability of buyers and other factors. There can be no assurance that the proceeds, if any, from the sale or sales of all of the collateral would be sufficient to satisfy the loan obligations secured by the second priority liens after payment in full of all obligations secured by the first priority liens on the collateral. If such proceeds are not sufficient to repay amounts outstanding under the loan obligations secured by the second priority liens, then we, to the extent not repaid from the proceeds of the sale of the collateral, will only have an unsecured claim against the portfolio company’s remaining assets, if any.
The rights we may have with respect to the collateral securing certain loans we make to our portfolio companies may also be limited pursuant to the terms of one or more intercreditor agreements or agreements among lenders. Under these agreements, we may forfeit certain rights with respect to the collateral to holders with prior claims. These rights may include the right to commence enforcement proceedings against the collateral, the right to control the conduct of those enforcement proceedings, the right to approve amendments to collateral documents, the right to release liens on the collateral and certain rights to receive interest and certain amortization payments that would be allocated to other lenders under the credit facility. We may not have the ability to control or direct such actions, even if as a result our rights as lenders are adversely affected.
Global macroeconomic conditions, economic recessions or downturns or restrictions on trade could impair our portfolio companies and adversely affect our operating results.
Both the global and U.S economies are subject to periodic downturns that, from time to time, result in recessions or more serious macroeconomic events such as supply chain challenges, labor shortages, tariffs and trade wars, heightened interest rates and inflation, foreign currency exchange volatility, and volatility in global capital markets. The risks associated with our and our portfolio companies’ businesses are more severe during periods of economic slowdown or recession.
Many of our portfolio companies may be susceptible to economic recessions or downturns and may be unable to repay our debt investments during these periods. Therefore, our non-performing
assets are likely to increase, and the value of our portfolio is likely to decrease during these periods. Adverse economic conditions may also decrease the value of any collateral securing our senior secured debt. A prolonged recession may further decrease the value of such collateral and result in losses of value in our portfolio and a decrease in our revenues, net income and NAV. Certain of our portfolio companies may also be impacted by tariffs or other matters affecting international trade. Unfavorable economic conditions also could increase our funding costs, limit our access to the capital markets or result in a decision by lenders not to extend credit to us on terms we deem acceptable. These events could prevent us from increasing investments and adversely affect our operating results.
A portfolio company’s failure to satisfy financial or operating covenants imposed by us or other lenders could lead to defaults and, potentially, acceleration of the time when the loans are due and foreclosure on its assets representing collateral for its obligations, which could trigger cross defaults under other agreements and jeopardize our portfolio company’s ability to meet its obligations under the debt investments that we hold and the value of any equity securities we own. We may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting portfolio company. These events could harm our financial condition and operating results.

We may be exposed to special risks associated with bankruptcy cases.
One or more of our portfolio companies may be involved in bankruptcy or other reorganization or liquidation proceedings. Many of the events within a bankruptcy case are adversarial and often beyond the control of the creditors. While creditors generally are afforded an opportunity to object to significant actions, we cannot assure you that a bankruptcy court would not approve actions that may be contrary to our interests. There also are instances where creditors can lose their ranking and priority if they are considered to have taken over management of a borrower.
To the extent that portfolio companies in which we invest through a unitranche facility are involved in bankruptcy proceedings, the outcome of such proceedings may be uncertain. For example, it is unclear whether a bankruptcy court would enforce an agreement among lenders which sets the priority of payments among unitranche lenders. In such a case, the “first out” lenders in the unitranche facility may not receive the same degree of protection as they would if the agreement among lenders was enforced.
Where debt senior to our loan exists, the presence of intercreditor arrangements may limit our ability to amend our loan documents, assign our loans to affiliates of the portfolio company, accept prepayments, exercise our remedies (through “standstill” periods) and control decisions made in bankruptcy proceedings relating to the portfolio company.
The reorganization of a company can involve substantial legal, professional and administrative costs to a lender and the borrower. It is subject to unpredictable and lengthy delays and during the process a company’s competitive position may erode, key management may depart and a company may not be able to invest adequately. In some cases, the debtor company may not be able to reorganize and may be required to liquidate assets. The debt of companies in financial reorganization will, in most cases, not pay current interest, may not accrue interest during reorganization and may be adversely affected by an erosion of the issuer’s fundamental value.
In addition, lenders can be subject to lender liability claims for actions taken by them where they become too involved in the borrower’s business or exercise control over the borrower. For example, we could become subject to a lender liability claim (alleging that we misused our influence on the borrower for the benefit of its lenders), if, among other things, the borrower requests significant managerial assistance from us and we provide that assistance. To the extent we and an affiliate both hold investments in the same portfolio company that are of a different character, we may also face restrictions on our ability to become actively involved in the event that that portfolio company becomes distressed as a result of the restrictions imposed on transactions involving affiliates under the 1940 Act. In such cases, we may be unable to exercise rights we may otherwise have to protect our interests as security holders in such portfolio company.
Our investments in loans could be subject to extended settlement times, which would increase our risk of loss.
Transactions involving loans may have significantly longer settlement periods (e.g., longer than seven (7) days) than certain other liquid investments. The sale proceeds related to the sale of our loans may not be available to make additional investments within the desired timeframe or to meet our liquidity needs in connection with our share repurchase program until potentially a substantial period after the sale of the loans.
Our loans could be subject to equitable subordination by a court, which would increase our risk of loss with respect to such loans.
Courts may apply the doctrine of equitable subordination to subordinate the claim or lien of a lender against a borrower to claims or liens of other creditors of the borrower, when the lender or its affiliates is found to have engaged in unfair, inequitable or fraudulent conduct. The courts have also applied the doctrine of equitable subordination when a lender or its affiliates is found to have exerted inappropriate control over the borrower, including control resulting from the ownership of equity interests in the borrower.
Payments on one or more of our loans, particularly a loan to a client in which we also hold an equity interest, may be subject to claims of equitable subordination. If we were deemed to have the ability to control or otherwise exercise influence over the business and affairs of one or more of our portfolio companies resulting in economic hardship to other creditors of that company, this control or influence may constitute grounds for equitable subordination and a court may treat one or more of our loans as if it were unsecured or common equity in the portfolio company. In that case, if the portfolio company were to liquidate, we would be entitled to repayment of our loan on a pro-rata
basis with other unsecured debt or, if the effect of subordination was to place us at the level of common equity, then on an equal basis with other holders of the portfolio company’s common equity only after all of its obligations relating to its debt and preferred securities had been satisfied.
Our failure to make
follow-on
investments in our portfolio companies could impair the value of our portfolio.
Following an initial investment in a portfolio company, we may make additional investments in that portfolio company as
“follow-on”
investments in order to: (1) increase or maintain in whole or in part our equity ownership percentage; (2) exercise warrants, options or convertible securities that were acquired in the original or subsequent financing; (3) attempt to preserve or enhance the value of our initial investment; or (4) to finance an acquisition or other material transaction. We have the discretion to make any follow-on
investments, subject to the availability of capital resources. We may elect not to make follow-on
investments or otherwise lack sufficient funds to make those investments. Our failure to make follow-on
investments may, in some circumstances, jeopardize the continued viability of a portfolio company and our initial investment, or may result in a missed opportunity for us to increase our participation in a successful operation. Even if we have sufficient capital to make a desired follow-on
investment, we may elect not to make such
follow-on
investment because we may not want to increase our concentration of risk, because we prefer other opportunities, because we are inhibited by compliance with BDC requirements or because of tax constraints. We may also make follow on investments that exceed our target hold size because other co-investing
funds may not have available capital.
If we do not invest a sufficient portion of our assets in qualifying assets, we could fail to qualify as a BDC or be precluded from investing according to our current business strategy, which would have a material adverse effect on our business, financial condition and results of operations, including, but not limited to, the tax status of any distributions. Our ability to invest in public companies may be limited in certain circumstances.
To maintain our status as a BDC, we are not permitted to acquire any assets other than “qualifying assets” specified in the 1940 Act unless, at the time the acquisition is made, at least 70% of our total assets are qualifying assets (with certain limited exceptions). Subject to certain exceptions for follow-on
investments and distressed companies, an investment in an issuer that has outstanding securities listed on a national securities exchange may be treated as a qualifying asset only if such issuer has a market capitalization that is less than $250 million at the time of such investment and meets the other specified requirements. We believe that most of the investments that we may acquire in the future will constitute qualifying assets. However, we may be precluded from investing in what we believe are attractive investments if such investments are not qualifying assets for purposes of the 1940 Act.
If we do not invest a sufficient portion of our assets in qualifying assets, we could be found to be in violation of the 1940 Act provisions applicable to BDCs and possibly lose our status as a BDC, which would have a material adverse effect on our business, financial condition and results of operations, including, but not limited to, the tax status of any distributions. Similarly, these rules could prevent us from making follow-on
investments in existing portfolio companies (which could result in the dilution of our position) or could require us to dispose of investments at inopportune times in order to come into compliance with the 1940 Act. If we need to dispose of such investments quickly, it may be difficult to dispose of such investments on favorable terms. For example, we may have difficulty in finding a buyer and, even if we do find a buyer, we may have to sell the investments at a substantial loss. See “Regulation—Qualifying Assets.”
Our investments in foreign securities may involve significant risks in addition to the risks inherent in U.S. investments.
Our investment strategy contemplates that a portion of our investments may be in
non-U.S.
companies although we are required generally to invest at least 70% of our assets in companies organized and having their principal place of business within the U.S. and its possessions. Investing in foreign companies may expose us to additional risks not typically associated with investing in U.S. companies. These risks include changes in exchange control regulations, political and social instability, expropriation, imposition of foreign taxes, less liquid markets and less available information than is generally the case in the United States, higher transaction costs, less government supervision of exchanges, brokers and issuers, less developed bankruptcy laws, difficulty in enforcing contractual obligations, lack of uniform accounting and auditing standards and greater price volatility. These risks may be more pronounced for portfolio companies located or operating primarily in emerging markets whose economies, markets and legal systems may be less developed.
Although it is anticipated that most of our investments will be denominated in U.S. dollars, our investments that are denominated in a foreign currency will be subject to the risk that the value of a particular currency may change in relation to the U.S. dollar. Among the factors that may affect currency values are trade balances, the level of short-term interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation and political developments. We may employ hedging techniques to minimize these risks, but we can offer no assurance that we will, in fact, hedge currency risk or, that if we do, such strategies will be effective. As a result, a change in currency exchange rates may adversely affect our profitability.
We may acquire various financial instruments for purposes of “hedging” or reducing our risks, which may be costly and ineffective and could reduce our cash available for distribution to our shareholders.
We may seek to hedge against interest rate and currency exchange rate fluctuations and credit risk by using financial instruments such as futures, options, swaps and forward contracts, subject to the requirements of the 1940 Act. The use of derivatives is a highly specialized activity that can involve investment techniques and risks different from, and in some respects greater than, those associated with investing in more traditional investments such as stocks and bonds. While we may enter into transactions to seek to reduce currency exchange rate and interest rate risks, unanticipated changes in currency exchange rates or interest rates may result in poorer overall investment performance than if we had not engaged in any such hedging transactions. In addition, the degree of correlation between price movements of the instruments used in a hedging strategy and price movements in the portfolio positions being hedged may vary. Moreover, for a variety of reasons, we may not seek or be able to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Any such imperfect correlation may prevent us from achieving the intended hedge and expose us to risk of loss. In addition, it may not be possible to hedge fully or perfectly against currency fluctuations affecting the value of securities denominated in
non-U.S.
currencies because the value of those securities is likely to fluctuate as a result of factors not related to currency fluctuations. In addition, defaults by the other party to a hedging transaction can result in losses in the hedging transaction. Also, if we invest in derivatives at inopportune times or judge market conditions incorrectly, such investments may lower our returns or result in a loss. We also could experience losses if we are unable to liquidate our position because of an illiquid secondary market. The market for some derivatives is, or suddenly can become, illiquid, especially in times of financial stress. Because they are two-party
contracts and because they may have terms of greater than seven (7) days, certain swap transactions may be considered to be illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. Hedging transactions may also reduce cash available to pay distributions to our shareholders.
The Fund expects to rely on certain exemptions in Rule
18f-4
to enter into derivatives transactions and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Under Rule
18f-4,
“derivatives transactions” include the following: (1) any swap, security-based swap, futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; and (3) if the Fund determines to rely on the exemption in Rule
18f-4(d)(1)(ii),
reverse repurchase agreements and similar financing transactions.

The Fund intends to operate as a “limited derivatives user” for purposes of the derivatives transactions exemption in Rule
18f-4.
To qualify as a limited derivatives user, the Fund’s “derivatives exposure” is limited to 10% of its net assets (as calculated in accordance with Rule
18f-4).
If the Fund fails to qualify as a “limited derivatives user” as defined in Rule
18f-4
and seeks to enter into derivatives transactions, the Fund will be required to establish a comprehensive derivatives risk management program, to comply with certain value-at-risk
based leverage limits, to appoint a derivatives risk manager and to provide additional disclosure both publicly and to the SEC regarding its derivatives positions.
The Fund will rely on an exemption in Rule
18f-4(e)
when entering into unfunded commitment agreements, which includes any commitment to make a loan to a company, including term loans, delayed draw term loans, and revolvers, or to invest equity in a company. To rely on the unfunded commitment agreements exemption, the Fund must reasonably believe, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all of its unfunded commitment agreements, in each case as they come due. In addition, the Fund will rely on the exemption in Rule
18f-4(f)
when purchasing when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced
commitments, and dollar rolls) and
non-standard
settlement cycle securities, if certain conditions are met.
We may incur greater risk with respect to investments we acquire through assignments or participations of interests.
Although we originate a substantial portion of our loans, we may acquire loans through assignments or participations of interests in such loans. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to such debt obligation. However, the purchaser’s rights can be more restricted than those of the assigning institution, and we may not be able to unilaterally enforce all rights and remedies under an assigned debt obligation and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest and not directly with the borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. In purchasing participations, we generally will have no right to enforce compliance by the borrower with the terms of the loan agreement against the borrower, and we may not directly benefit from the collateral supporting the debt obligation in which we have purchased the participation. As a result, we will be exposed to the credit risk of both the borrower and the institution selling the participation. In addition, to the extent that the lead institution fails and any borrower collateral is used to reduce the balance of a participated loan, we will be regarded as a creditor of the lead institution and will not benefit from the exercise of any set-off
rights by the lead institution or its receiver.
Further, in purchasing participations in lending syndicates, our Subadviser will not be able to conduct the same level of due diligence on a borrower or the quality of the loan with respect to which we are buying a participation as we would conduct if we were investing directly in the loan. This difference may result in us being exposed to greater credit or fraud risk with respect to such loans than we expected when initially purchasing the participation.
Changes in healthcare laws and other regulations applicable to some of our portfolio companies’ businesses may constrain their ability to offer their products and services.
Changes in healthcare or other laws and regulations applicable to the businesses of some of our portfolio companies may occur that could increase their compliance and other costs of doing business, require significant systems enhancements, or render their products or services less profitable or obsolete, any of which could have a material adverse effect on their results of operations. There has also been an increased political and regulatory focus on healthcare laws in recent years, and new legislation could have a material effect on the business and operations of some of our portfolio companies.

Our equity ownership in a portfolio company may represent a control investment. Our ability to exit a control investment may be limited.
We may acquire control investments in portfolio companies. Our ability to divest ourselves from a debt or equity investment in a controlled portfolio company could be restricted due to illiquidity in a private stock, limited trading volume on a public company’s stock, inside information on a company’s performance, insider blackout periods, or other factors that could prohibit us from disposing of the investment as we would if it were not a control investment. Additionally, we may choose not to take certain actions to protect a debt investment in a control investment portfolio company. As a result, we could be limited in our ability to exit a control investment at an ideal time, which could diminish the value we are able to receive upon exiting such control investment.
We may experience risks arising from potential controlled group liability.
Under ERISA and the Code, all members of a group of commonly controlled trades or businesses may be jointly and severally liable for each other’s obligations to any defined benefit pension plans maintained by an entity in the controlled group or to which such entity is obligated to contribute. These obligations may include the obligation to make required pension contributions, the obligation to fund any deficit amount upon pension plan termination and the obligation to pay withdrawal liability owed to an underfunded multiemployer (union-sponsored) plan to which such entity makes contributions if the entity withdraws from such plan. A 2013 U.S. Federal Appeals court decision found that certain supervisory and portfolio management activities of a private equity fund could cause a fund to be considered a trade or business for these purposes, and thus, liable for withdrawal liability owed by a fund’s portfolio company to an underfunded multiemployer plan which covered the employees of the portfolio company. Accordingly, if we (and together with any affiliated funds) invested in a control type investment that maintained or contributed to defined benefit pension plans and if we were found to be engaged in a “trade or business” for ERISA purposes, we and the various entities in which we have a control type investment could be held liable for the defined benefit pension obligations of one or more of such investments.
We and our portfolio companies may experience risks related to the use of artificial intelligence.
Technological developments in artificial intelligence, including machine learning technology and generative artificial intelligence (
“AI Technology”
 and, collectively,
 “AI Technologies”
) and their current and potential future applications, as well as the legal and regulatory frameworks within which they operate, are rapidly evolving. The full extent of current or future risks related thereto is not possible to predict and we and our portfolio companies may not be able to anticipate, prevent, mitigate or remediate all of the potential risks, challenges or impacts of such changes. Any of these technological innovations could result in harm to us, the Advisers or our portfolio companies; reduce demand for their products, services, software or technology offerings; significantly disrupt the markets in which they operate; and subject them to increased competition, including industry pricing or other competitive dynamics. These effects could materially and adversely affect their business, financial condition, results of operations and growth prospects, impact their valuations and ultimately have an adverse impact on us. Advancements in computing and AI Technologies, including efficiency improvements, without related increases in the adoption and development of such technologies, could also negatively impact demand for, and the valuation of, digital infrastructure assets of our affiliates and our portfolio companies.
We, the Advisers and our portfolio companies avail ourselves/themselves of the benefits, insights and efficiencies that are available through the use of AI Technologies. While we, the Advisers, our affiliates and our portfolio companies have begun to deploy AI Technologies in a variety of ways, including in the evaluation and management of investments, legal and marketing compliance, customer engagement, content creation and rules-based operations (e.g., legal, accounting, and transaction processing), the long-term effectiveness and scalability of AI Technologies remain uncertain. In addition, the use of AI Technologies presents a number of risks that cannot be fully mitigated. For example, AI Technologies are highly reliant on the collection and analysis of large amounts of data and complex algorithms, but it is not possible or practicable to incorporate all relevant data into models that AI Technologies utilize to operate. Moreover, with the use of AI Technologies, there often exists a lack of transparency of how inputs are converted to outputs, and neither we, the Advisers nor our portfolio companies can fully validate this process and its accuracy. The accuracy of such inputs and the resulting impact on the results of AI Technologies cannot be verified and could result in a diminished quality of work product that includes or is derived from inaccurate or erroneous information. Further, inherent bias in the construction of AI Technologies can lead to a wide array of risks including but not limited to accuracy, efficacy and reputational harm. Therefore, it is expected that data in such models will contain a degree of inaccuracy and error, and potentially materially so, and that such data as well as algorithms in use could otherwise be inadequate or flawed, which would be likely to degrade the effectiveness of AI Technologies and could adversely impact us, the Advisers or our portfolio companies to the extent we/they rely on the work product of such AI Technologies. The volume and reliance on data and algorithms also make AI Technologies, and in turn us, the Advisers and our portfolio companies, more susceptible to cybersecurity threats, including the compromise of underlying models, training data, or other intellectual property. We, the Advisers and our portfolio companies could be exposed to risks to the extent third-party
service providers, or any counterparties use AI Technologies in their business activities. At the same time, to the extent utilized by the Advisers, any interruption of access to or use of AI Technologies could impede the ability of us, the Advisers or our portfolio companies to generate information and analysis that could be beneficial to us/them and our/their business, financial condition and results of operations. AI Technologies will likely also be competitive with certain business activities or increase the obsolescence of certain organizations’ products or services, particularly as AI Technologies improve. This could also have an adverse impact on us, the Advisers or our portfolio companies.
AI Technologies can also be misused or misappropriated by third parties and/or employees of the Advisers or our portfolio companies. For example, there is a risk that a user will input confidential information, including material non-public
information, or personal identifiable information, into AI Technologies applications, resulting in such information becoming part of a dataset that is accessible by other third-party AI Technologies applications and users including competitors of us, the Advisers or our portfolio companies. Moreover, we, the Advisers and our portfolio companies will not necessarily be in a position to control the manner in which third-party AI Technologies are developed or maintained or the manner in which third parties use AI Technologies to provide services, even where they have sought contractual protections. The use of AI Technologies, including potential inadvertent disclosure of confidential information or personal identifiable information, could also lead to legal and regulatory investigations and enforcement actions. Relatedly, we, the Advisers and our portfolio companies could be exposed to risks to the extent third-party service providers or any counterparties use AI Technologies in their business activities.
Regulations related to AI Technologies could also impose certain obligations and costs related to monitoring and compliance. Regulators are increasing scrutiny of, and enacting or considering enacting regulations regarding, the use of AI Technologies, including the use of “big data,” diligence of data sets and oversight of data vendors. The use of AI Technologies by us, the Advisers or our portfolio companies may require compliance with legal and regulatory frameworks that are not fully developed or tested, and we, the Advisers or our portfolio companies may face litigation and regulatory actions related to the use or the engagement of vendors that use AI Technologies. In April 2023, the Federal Trade Commission, U.S. Department of Justice, Consumer Financial Protection Bureau, and U.S. Equal Employment Opportunity Commission released a joint statement on artificial intelligence demonstrating interest in monitoring the development and use of automated systems and enforcement of their respective laws and regulations. In October 2023, an executive order established new standards for AI safety and security. In addition to the U.S. regulatory framework, the EU adopted the Artificial Intelligence Act in 2024, which applies to certain AI Technologies and the data used to train, test and deploy them, which may create additional compliance burdens, higher administrative costs and significant penalties should we, the Advisers and our portfolio companies fail to comply or be perceived to fail to comply.

AI Technologies and their current and potential future applications including in the private investment and financial sectors, as well as the legal and regulatory frameworks within which they operate, continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.
Risks Related to the Advisers and Their Affiliates; Conflicts of Interest
We are dependent upon senior management personnel of the Advisers for our future success, and if the Advisers are unable to retain qualified personnel or if our investment adviser loses any member of their senior management teams, our ability to achieve our investment objectives could be significantly harmed.
We depend on the members of senior management of FEAC and Napier Park, particularly the members of the Investment Committees (the “Investment Committee Members”). The Investment Committee Members and other investment professionals make up our investment team and are responsible for the identification, final selection, structuring, closing and monitoring of our investments. These Investment Committee Members have critical industry experience and relationships that we will rely on to implement our business plan. Our future success depends on the continued service of FEAC’s and Napier Park’s senior management team. An Investment Committee Member could depart at any time for any reason, which we have no control over. The departure of any of the members of FEAC’s or Napier Park’s senior management or a significant number of the Investment Committee Members could have a material adverse effect on our ability to achieve our investment objective. As a result, we may not be able to operate our business as we expect, and our ability to compete could be harmed, which could cause our operating results to suffer. FEAC and/or Napier Park may need to hire, train, supervise and manage new investment professionals to participate in our investment selection and monitoring process and may not be able to find investment professionals in a timely manner or at all. Further, we and our Advisers do not intend to separately maintain key person life insurance on any of these individuals. In addition, we can offer no assurance that FEAC will remain our investment subadviser or our administrator.
We may be obligated to pay the Adviser incentive compensation even if we incur a net loss due to a decline in the value of our portfolio.
Our Advisory Agreement entitles the Adviser to receive
Pre-Incentive
Fee Net Investment Income Returns regardless of any capital losses. In such case, we may be required to pay the Adviser incentive compensation for a fiscal quarter even if there is a decline in the value of our portfolio or if we incur a net loss for that quarter.
In addition, any
Pre-Incentive
Fee Net Investment Income Returns may be computed and paid on income that may include interest that has been accrued but not yet received. If a portfolio company defaults on a loan that is structured to provide accrued interest, it is possible that accrued interest previously included in the calculation of the incentive fee will become uncollectible. The Adviser is not under any obligation to reimburse us for any part of the incentive fee it received that was based on accrued income that we never received as a result of a default by an entity on the obligation that resulted in the accrual of such income, and such circumstances would result in our paying an incentive fee on income we never received. Further, the deferral of interest on a PIK loan increases its loan-to-value
ratio, which is a measure of the riskiness of a loan.
The Advisers and their affiliates, senior management and employees have certain conflicts of interest, including with respect to the allocation of investment opportunities.
The Advisers, their senior management, and employees serve or may serve as investment advisers, officers, trustees or principals of entities that operate in the same or a related line of business. In addition, the Advisers and their affiliates may sponsor or manage investment funds, accounts or other investment vehicles with similar or overlapping investment strategies. Any affiliated investment vehicle formed in the future and managed by the Advisers or their affiliates may also invest in asset classes similar to those targeted by us. For example, FEAC may serve as investment adviser to one or more private funds, registered open-end
funds, registered
closed-end
funds, separate managed accounts, BDCs and CLOs. In addition, the Fund’s officers may serve in similar capacities for one or more private funds, registered
open-end
funds, registered
closed-end
funds, BDCs and CLOs. Accordingly, these individuals may have obligations to investors in those entities or funds, the fulfillment of which might not be in our best interests or the best interests of our shareholders. In addition, certain of the personnel employed by the Advisers or focused on our business may change in ways that are detrimental to our business. As a result, the Advisers may face conflicts in allocating investment opportunities between us and such other entities. To the extent FEAC and its affiliates determine that an investment is appropriate for the Fund and for one or more other funds, the Advisers intend to allocate investment opportunities across the entities for which such opportunities are appropriate, consistent with (a) certain restrictions under the 1940 Act and rules thereunder regarding co-investments
with affiliates, (b) the requirements of the Advisers Act and (c) the Advisers’ internal conflict of interest and allocation policies. Although FEAC will endeavor to allocate investment opportunities in a fair and equitable manner, it is possible that we may not be given the opportunity to participate in such investments. The Fund and the Advisers intend to rely on the
Co-Investment
Order, which permits the Fund to, among other things,
co-invest
with certain other persons, including certain affiliates of the Advisers and certain public or private funds managed by the Advisers and their affiliates, subject to certain terms and conditions.
The 1940 Act imposes significant limits on
co-investment
with affiliates of the Fund, and without an exemptive order the Fund generally would not be permitted to co-invest
alongside its affiliates in privately negotiated transactions unless the transaction is otherwise permitted under existing regulatory guidance, such as transactions where price is the only negotiated term. The SEC granted the Advisers the
Co-Investment
Order that allows us to
co-invest
in portfolio companies with Affiliated Entities (as defined in the Co-Investment Order) in a manner consistent with the Fund’s investment objective, positions, policies, strategies and restrictions as well as regulatory requirements and other pertinent factors, subject to compliance with certain conditions. See “Regulation—Exemptive Relief.” In situations where co-investment
with other entities sponsored or managed by the Advisers or their affiliates is not permitted or appropriate, such as when there is an opportunity to invest in different securities of the same issuer, the Advisers will need to decide whether the Fund or such other entity or entities will proceed with the investment. The Advisers will make these determinations based on their policies and procedures, which will generally require that such opportunities be offered to eligible accounts on a basis that is fair and equitable over time. This reduces the number of transactions in which the Fund can participate and makes it more difficult for the Fund to implement its investment objective.
There may be conflicts of interest relating to certain affiliates.
The Advisers’ affiliation with Genstar Capital requires the Advisers to manage conflicts of interest associated with dealings the Fund may have with entities owned and/or controlled by Genstar Capital, including, but not limited to, investment advisers, broker-dealers and sponsors of investment funds and limited partnerships, registered commodity trading advisors and/or registered commodity pool operator entities, banking or thrift institutions, insurance companies or agencies. For example, should the Advisers wish to cause the Fund to execute portfolio transactions through broker-dealers affiliated with Genstar Capital, the commercial reasonableness of the brokerage compensation associated with those trades would have to be assessed. Moreover, if our assets were deemed “plan assets” within the meaning of ERISA subject to the fiduciary responsibility and prohibited transaction provisions of Title I of ERISA and Section 4975 of the Code, we would be required to avoid certain transactions with issuers owned in significant part by Genstar Capital because of prohibitions under ERISA and Section 4975 of the Code. Other dealings may be more completely restricted. For example, the Fund may not be able to buy or sell property directly to or from Napier Park, Genstar Capital or their associated accounts. There also may be limits on participation in underwritings or other securities offerings by Napier Park, Genstar Capital or their associated funds, accounts or portfolio companies. FEAC may also compete with its affiliates, including Napier Park or Genstar Capital, for potential investments. The breadth of these affiliations at times may require the Fund to abstain from or restructure an otherwise attractive investment opportunity. In addition, from time to time, clients of Napier Park are investors in clients of FEAC and will pay customary fees or expenses as investors therein. While not currently expected, in the future FEAC may determine to enter into, or modify, its fee arrangements with Napier Park clients.

Investments in portfolio companies associated with Genstar Capital may be restricted by the 1940 Act. To the extent such investments are permitted and the Fund invests in such a portfolio company (a portfolio company generally referring to a company owned by private equity funds managed by Genstar Capital), conflicts of interest may arise from the presence of Genstar Capital representatives on the company board or the payment of compensation by the company to Genstar Capital or an affiliate. Moreover, the Advisers could have an incentive to allocate the Fund’s assets to such a portfolio company since affiliates of the Advisers have a direct or indirect financial interest in its success. There also may be instances where Genstar Capital could be involved in bankruptcy proceedings of current investments or of issuers in which the Fund would otherwise invest, with potentially divergent interests as between the Fund and Genstar Capital. The Fund may be forced to sell or hold existing investments (possibly at disadvantageous times or under disadvantageous conditions) as a result of various relationships that Genstar Capital may have or transactions or investments Genstar Capital and their affiliates may make or have made. The inability to transact in any security, derivative or loan held by the Fund could result in significant losses or lost opportunity costs to the Fund.
Certain shareholders, or their affiliates, may have strategic relationships with First Eagle, or affiliates of First Eagle, that may provide such shareholders or their affiliates with certain rights or indirect benefits as a result of their investment in the Fund that would not apply to any other investor’s investment in the Fund. The Fund would not be a party to, or provide any direct benefits under, any such strategic relationships. Specific examples of such additional rights and benefits can be expected to include, among others, specialized reporting or information rights, economic, reimbursement or discount arrangements and rights related to co-investments
alongside First Eagle funds. See “Potential Conflicts of Interest” below for more information.
Risks Related to our Operations as a Business Development Company
Our ability to enter into transactions with our affiliates will be restricted.
Because we have elected to be treated as a BDC under the 1940 Act, we are prohibited under the 1940 Act from participating in certain transactions with certain of our affiliates without the prior approval of our Independent Trustees and, in some cases, of the SEC. Any person that owns, directly or indirectly, 5% or more of our outstanding voting securities will be our affiliate for purposes of the 1940 Act and we are generally prohibited from buying or selling any security from or to such affiliate, absent the prior approval of our Independent Trustees. The 1940 Act also prohibits certain “joint” transactions with certain of our affiliates, which could include investments in the same portfolio company (whether at the same or different times), without prior approval of our Independent Trustees and, in some cases, of the SEC. The SEC staff has granted the Advisers relief pursuant to the
Co-Investment
Order that we may rely upon. Pursuant to the
Co-Investment
Order, the Fund generally is permitted to
co-invest
with certain of its affiliates if such
co-investments
are done on the same terms and at the same time, as further detailed in the
Co-Investment
Order. The
Co-Investment
Order requires that a “required majority” (as defined in Section 57(o) of the 1940 Act) of the Board make certain findings (1) in most instances when the Fund co-invests
with its affiliates in an issuer where an affiliate of the Fund has an existing investment in the issuer, and (2) if the Fund disposes of an asset acquired in a transaction under the
Co-Investment
Order unless the disposition is done on a pro rata basis.
We intend to
co-invest,
subject to the conditions included in the
Co-Investment
Order. We believe that such
co-investments
may afford us additional investment opportunities and an ability to achieve greater diversification. We are prohibited from buying or selling any security from or to any person who owns more than 25% of our voting securities or certain of that person’s affiliates, or entering into prohibited joint transactions with such persons, absent the prior approval of the SEC. Similar restrictions limit our ability to transact business with our officers or Trustees or their affiliates.

Regulations governing our operation as a BDC may limit our ability to, and the way in which we, raise additional capital, which could have a material adverse impact on our liquidity, financial condition and results of operations.
Our business may in the future require a substantial amount of capital. We may acquire additional capital from the issuance of senior securities (including debt and preferred shares) or the issuance of additional Common Shares. However, we may not be able to raise additional capital in the future on favorable terms or at all. Additionally, we may only issue senior securities up to the maximum amount permitted by the 1940 Act. The 1940 Act permits us to issue senior securities only in amounts such that our asset coverage, as defined in the 1940 Act, equals at least 150% after such issuance or incurrence. If our assets decline in value and we fail to satisfy this test, we may be required to liquidate a portion of our investments and repay a portion of our indebtedness at a time when such sales or repayment may be disadvantageous, which could have a material adverse impact on our liquidity, financial condition and results of operations. As of December 31, 2025, we had $339.1 million outstanding under our Credit Facilities.

•
Senior Securities (including debt and preferred shares)
. As a result of issuing senior securities, we would also be exposed to typical risks associated with leverage, including an increased risk of loss. If we issue preferred securities, such securities would rank “senior” to Common Shares in our capital structure, resulting in preferred shareholders having separate voting rights, dividend and liquidation rights, and possibly other rights, preferences or privileges more favorable than those granted to holders of our Common Shares. Furthermore, the issuance of preferred securities could have the effect of delaying, deferring or preventing a transaction or a change of control that might involve a premium price for holders of our Common Shares or otherwise be in your best interest.

•
Additional Common Shares.
Our Board may decide to issue Common Shares to finance our operations rather than issuing debt or other senior securities. As a BDC, we are generally not able to issue our Common Shares at a price below NAV without first obtaining required approvals from our shareholders and our Independent Trustees. We may also make subscription rights offerings or warrants representing rights to purchase shares of our securities to our shareholders at prices per share less than the NAV per share, subject to the requirements of the 1940 Act. If we raise additional funds by issuing more Common Shares or senior securities convertible into, or exchangeable for, our Common Shares, the percentage ownership of our shareholders at that time would decrease, and such shareholders may experience dilution.

If additional capital is raised in one or more subsequent financings, until we are able to invest the net proceeds of such financing in suitable investments, we will invest in temporary investments, such as cash, cash equivalents, U.S. government securities and other high-quality debt investments that mature in one year or less, which we expect will earn yields lower than the interest, dividend or other income that we anticipate receiving in respect of investments in debt and equity securities of our target portfolio companies. As a result, our ability to pay dividends in the years of operation during which we have such net proceeds available to invest will be based on our ability to invest our capital in suitable portfolio companies in a timely manner. Further, the management fee and incentive fee payable to our investment adviser will not be reduced while our assets are invested in such temporary investments.
Changes in the laws or regulations governing our business, or changes in the interpretations thereof, and any failure by us to comply with these laws or regulations, could have a material adverse effect on our business, results of operations or financial condition.
Changes in the laws or regulations or the interpretations of the laws and regulations that govern BDCs, RICs or non-depository
commercial lenders could significantly affect our operations and our cost of doing business. We are subject to federal, state and local laws and regulations and are subject to judicial and administrative decisions that affect our operations, including our loan originations, maximum interest rates, fees and other charges, disclosures to portfolio companies, the terms of secured transactions, collection and foreclosure procedures and other trade practices. If these laws, regulations or decisions change, or if we expand our business into jurisdictions that have adopted more stringent requirements than those in which we currently conduct business, we may have to incur significant expenses in order to comply, or we might have to restrict our operations. In addition, if we do not comply with applicable laws, regulations and decisions, we may lose licenses needed for the conduct of our business and may be subject to civil fines and criminal penalties.
In December 2019, the Commodity Futures Trading Commission (“
CFTC
”) amended certain rules to require BDCs that trade “commodity interests” (as defined under CFTC rules) to a de minimis extent to file an electronic notice of exclusion to not be deemed a commodity pool operator pursuant to CFTC regulations. This exclusion allows BDCs that trade commodity interests to forgo regulation under the Commodity Exchange Act, as amended (“
CEA
”) and the CFTC. If our Adviser is unable to claim this exclusion with respect to us, and/or file annual renewals, the Adviser would become subject to registration and regulation as a commodity pool operator under the CEA, which would subject our Adviser and us to additional registration and regulatory requirements, along with increasing operating expenses which would have a material adverse effect on our business, results of operations or financial condition.
We cannot assure you that we will achieve investment results that will allow us to make a specified level of cash distributions or periodically increase our dividend rate.
Risks Related to Debt Financing
When we use leverage, the potential for loss on amounts invested in us will be magnified and may increase the risk of investing in us. Leverage may also adversely affect the return on our assets, reduce cash available for distribution to our shareholders, and result in losses.
The use of borrowings, also known as leverage, increases the volatility of investments by magnifying the potential for loss on invested equity capital. When we use leverage to partially finance our investments, through borrowing from banks and other lenders, you will experience increased risks of investing in our Common Shares. If the value of our assets decreases, leveraging would cause NAV to decline more sharply than it otherwise would have had we not leveraged. Similarly, any decrease in our income would cause net income to decline more sharply than it would have had we not borrowed. Such a decline could negatively affect our ability to make distributions to our shareholders. In addition, our shareholders will bear the burden of any increase in our expenses as a result of our use of leverage, including interest expenses and any increase in the management or incentive fees payable to the Adviser.
We expect to use leverage to finance our investments. We currently may borrow under the Credit Facilities and may in the future borrow from or issue other senior securities, and in the future may borrow from, or issue senior securities to banks, insurance companies, funds, institutional investors and other lenders and investors. The amount of leverage that we employ will depend on FEAC’s and the Board’s assessment of market and other factors at the time of any proposed borrowing. There can be no assurance that leveraged financing will be available to us on favorable terms or at all. However, to the extent that we use leverage to finance our assets, our financing costs will reduce cash available for distributions to shareholders. Moreover, our ability to service our debt depends largely on our financial performance and is subject to prevailing economic conditions and competitive pressures, and we may not be able to meet our financing obligations and, to the extent that we cannot, we risk the loss of some or all of our assets to liquidation or sale to satisfy the obligations. In such an event, we may be forced to sell assets at significantly depressed prices due to market conditions or otherwise, which may result in losses.
As a BDC, we generally are required to meet a coverage ratio of total assets (less liabilities and indebtedness not represented by senior securities) to total borrowings and other senior securities, which include all of our borrowings and any preferred shares that we may issue in the future, of at least 150%. If this ratio were to fall below 150%, we could not incur additional debt and could be required to sell a portion of our investments to repay some debt when it is disadvantageous to do so. This could have a material adverse effect on our operations and investment activities. Moreover, our ability to make distributions to you may be significantly restricted or we may not be able to make any such distributions whatsoever, in which case we might not be able to maintain our RIC tax treatment under Subchapter M of the Code.
Although borrowings by the Fund have the potential to enhance overall returns that exceed the Fund’s cost of funds, they will further diminish returns (or increase losses on capital) to the extent overall returns are less than the Fund’s cost of funds. In addition, borrowings by the Fund may be secured by the shareholders’ investments as well as by the Fund’s assets and the documentation relating to such borrowing may provide that during the continuance of a default under such borrowing, the interests of the investors may be subordinated to such borrowing.
A credit facility under which we may borrow may impose financial and operating covenants that restrict our business activities, including limitations that could hinder our ability to finance additional loans and investments or to make the distributions required to maintain our status as a RIC. A failure to renew any such debt facilities or to add new or replacement debt facilities or to issue additional debt securities or other evidence of indebtedness could have a material adverse effect on our business, financial condition and results of operations. As of December 31, 2025, we had $339.1 million outstanding under our Credit Facilities. We may, in the future, increase the size of the Credit Facilities, enter into one or more additional credit facilities, or issue debt securities or other evidence of indebtedness (although there can be no assurance that we will be successful in doing so).
The following table illustrates the effect of leverage on returns from an investment in our Common Shares assuming various annual returns on our portfolio, net of expenses. The calculations in the table below are hypothetical, and actual returns may be higher or lower than those appearing in the table below.

	Assumed Return on Our Portfolio (Net of Expenses) (1)
	-10%	-5%	0%	5%	10%
Corresponding Return to Common Shareholders (2)	-29.59%	-18.79%	-8.00%	2.80%	13.60%

(1)
The assumed portfolio return is required by SEC regulations and is not a prediction of, and does not represent, our projected or actual performance. Actual returns may be greater or less than those appearing in the table. Pursuant to SEC regulations, this table is calculated as of December 31, 2025. As a result, it has not been updated to take into account any changes in assets or leverage since December 31, 2025.

(2)
Assumes $651.8 million in total assets, $339.1 million in debt outstanding and $301.9 million in net assets as of December 31, 2025 and an effective interest rate for the year ended December 31, 2025 of 7.12%.

Based on our outstanding indebtedness of $339.1 million as of December 31, 2025 and the effective annual interest rate of 7.12% as of that date, our investment portfolio would have been required to experience an annual return of at least 3.70% to cover annual interest payments on the outstanding debt.
See “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Financial Condition, Liquidity and Capital Resources” for more information regarding our borrowings.
In addition to regulatory requirements that restrict our ability to raise capital, our Credit Facilities contain various covenants that, if not complied with, could accelerate repayment under our Credit Facilities, thereby materially and adversely affecting our liquidity, financial condition and results of operations.
Our Credit Facilities require us, and any future agreements governing any debt facilities may require us, to comply with certain financial and operational covenants. These covenants may include, among other things:

•	restrictions on the level of indebtedness that we are permitted to incur in relation to the value of our assets;

•	restrictions on our ability to incur liens; and

•	maintenance of a minimum level of shareholders’ equity.
As of the effective date of this registration statement, we are in compliance in all material respects with the covenants of the Credit Facilities. However, our continued compliance with these covenants depends on many factors, some of which are beyond our control. For example, depending on the condition of the public debt and equity markets and pricing levels, unrealized depreciation in our portfolio may increase in the future. Any such increase could result in our inability to comply with our obligation to restrict the level of indebtedness that we are able to incur in relation to the value of our assets or to maintain a minimum level of shareholders’ equity.
Accordingly, although we believe we will continue to be in compliance, there are no assurances that we will continue to comply with the covenants in the Credit Facilities. Failure to comply with these covenants could result in a default under the Credit Facilities, that, if we were unable to obtain a waiver from the lenders or holders of such indebtedness, as applicable, such lenders or holders could accelerate repayment under such indebtedness and thereby have a material adverse impact on our business, financial condition and results of operations.
We may default under our credit facilities.
In the event we default under a credit facility or other borrowings, our business could be adversely affected as we may be forced to sell a portion of our investments quickly and prematurely at what may be disadvantageous prices to us in order to meet our outstanding payment obligations and/or support working capital requirements under such borrowing facility, any of which would have a material adverse effect on our business, financial condition, results of operations and cash flows. In addition, following any such default, the agent for the lenders under such borrowing facility could assume control of the disposition of any or all of our assets, including the selection of such assets to be disposed and the timing of such disposition, which would have a material adverse effect on our business, financial condition, results of operations and cash flows.
Provisions in a credit facility may limit our investment discretion.
A credit facility may be backed by all or a portion of our loans and securities on which the lenders will have a security interest. We may pledge up to 100% of our assets and may grant a security interest in all of our assets under the terms of any debt instrument we enter into with lenders. We expect that any security interests we grant will be set forth in a pledge and security agreement and evidenced by the filing of financing statements by the agent for the lenders. In addition, we expect that the custodian for our securities serving as collateral for such loan would include in its electronic systems notices indicating the existence of such security interests and, following notice of occurrence of an event of default, if any, and during its continuance, will only accept transfer instructions with respect to any such securities from the lender or its designee. If we were to default under the terms of any debt instrument, the agent for the applicable lenders would be able to assume control of the timing of disposition of any or all of our assets securing such debt, which would have a material adverse effect on our business, financial condition, results of operations and cash flows.
In addition, any security interests and/or negative covenants required by a credit facility may limit our ability to create liens on assets to secure additional debt and may make it difficult for us to restructure or refinance indebtedness at or prior to maturity or obtain additional debt or equity financing. In addition, if our borrowing base under a credit facility were to decrease, we may be required to secure additional assets in an amount sufficient to cure any borrowing base deficiency. In the event that all of our assets are secured at the time of such a borrowing base deficiency, we could be required to repay advances under a credit facility or make deposits to a collection account, either of which could have a material adverse impact on our ability to fund future investments and to make distributions.

In addition, we may be subject to limitations as to how borrowed funds may be used, which may include restrictions on geographic and industry concentrations, loan size, payment frequency and status, average life, collateral interests and investment ratings, as well as regulatory restrictions on leverage which may affect the amount of funding that may be obtained. There may also be certain requirements relating to portfolio performance, including required minimum portfolio yield and limitations on delinquencies and charge-offs, a violation of which could limit further advances and, in some cases, result in an event of default. An event of default under a credit facility could result in an accelerated maturity date for all amounts outstanding thereunder, which could have a material adverse effect on our business and financial condition. This could reduce our liquidity and cash flow and impair our ability to grow our business. Please see “Use of Proceeds” for a discussion of the material terms of the Fund’s existing Credit Facilities.
Changes in interest rates may affect our cost of capital and net investment income.
Since we intend to use debt to finance a portion of our investments, our net investment income will depend, in part, upon the difference between the rate at which we borrow funds and the rate at which we invest those funds. As a result, we can offer no assurance that a significant change in market interest rates will not have a material adverse effect on our net investment income. In periods of rising interest rates when we have debt outstanding, our cost of funds will increase, which could reduce our net investment income. We expect that our long-term fixed-rate investments will be financed primarily with equity and long-term debt.
Please see “Risk Factors—We are exposed to risks associated with changes in interest rates, including fluctuations in interest rates which could adversely affect our profitability” for an additional discussion of the interest rate risks associated with our cost of capital and net investment income.
We may invest through various joint ventures.
From time to time, we may hold a portion of our investments through partnerships, joint ventures, securitization vehicles or other entities with third-party investors (collectively, “joint ventures”). Joint venture investments involve various risks, including risks similar to those associated with a direct investment in a portfolio company, the risk that we will not be able to implement investment decisions or exit strategies because of limitations on our control under applicable agreements with joint venture partners, the risk that a joint venture partner may become bankrupt or may at any time have economic or business interests or goals that are inconsistent with those of the Fund, the risk that a joint venture partner may be in a position to take action contrary to the Fund’s objectives, the risk of liability based upon the actions of a joint venture partner and the risk of disputes or litigation with such partner and the inability to enforce fully all rights (or the incurrence of additional risk in connection with enforcement of rights) one partner may have against the other, including in connection with foreclosure on partner loans, because of risks arising under state law. Our ability to exercise control or significant influence over management in these cooperative efforts will depend upon the nature of the joint venture arrangement, and certain joint venture arrangements may pose risks of impasse if no single party controls the joint venture, including the risk that we will not be able to implement investment decisions or exit strategies because of limitations on our control under applicable agreements with joint venture partners. In addition, we may, in certain cases, be liable for actions of our joint venture partners. The joint ventures in which we participate may sometimes be allocated investment opportunities that might have otherwise gone entirely to the Fund, which may reduce our return on equity. Additionally, our joint venture investments may be held on an unconsolidated basis and at times may be highly leveraged. It is anticipated that, generally, the leverage incurred by such joint ventures would not count toward the investment limits imposed on us by the 1940 Act. If an investment in an unconsolidated joint venture were to be consolidated for any reason, the leverage of such joint venture could impact our ability to maintain the minimum coverage ratio of total assets to total borrowings and other senior securities required under the 1940 Act, which have an effect on our operations and investment activities. See “—When we use leverage, the potential for loss on amounts invested in us will be magnified and may increase the risk of investing in us. Leverage may also adversely affect the return on our assets, reduce cash available for distribution to our shareholders and result in losses.”

We may form one or more CLOs, which may subject us to certain structured financing risks.
To finance investments, we may securitize certain of our secured loans or other investments, including through the formation of one or more CLOs, while retaining all or most of the exposure to the performance of these investments. This would involve contributing a pool of assets to a special purpose entity and selling debt interests in such entity on a non-recourse
or limited-recourse basis to purchasers. It is possible that an interest in any such CLO held by us may be considered a
“non-qualifying”
portfolio investment for purposes of the 1940 Act.
If we create a CLO, we will depend in part on distributions from the CLO’s assets out of its earnings and cash flows to enable us to make distributions to shareholders. The ability of a CLO to make distributions will be subject to various limitations, including the terms and covenants of the debt it issues. Also, a CLO may take actions that delay distributions in order to preserve ratings and to keep the cost of present and future financings lower or the CLO may be obligated to retain cash or other assets to satisfy over-collateralization requirements commonly provided for holders of the CLO’s debt, which could impact our ability to receive distributions from the CLO. If we do not receive cash flow from any such CLO that is necessary to satisfy the annual distribution requirement for maintaining RIC status, and we are unable to obtain cash from other sources necessary to satisfy this requirement, we may not maintain our qualification as a RIC, which would have a material adverse effect on an investment in our shares.
In addition, a decline in the credit quality of loans in a CLO due to poor operating results of the relevant borrower, declines in the value of loan collateral or increases in defaults, among other things, may force a CLO to sell certain assets at a loss, reducing their earnings and, in turn, cash potentially available for distribution to us for distribution to shareholders. To the extent that any losses are incurred by the CLO in respect of any collateral, such losses will be borne first by us as owner of equity interests in the CLO.
The manager for a CLO that we create may be the Fund, the Advisers or an affiliate, and such manager may be entitled to receive compensation for structuring and/or management services. To the extent the Advisers or an affiliate other than the Fund serves as manager and the Fund is obligated to compensate the Advisers or the affiliate for such services, we, the Advisers or the affiliate will implement offsetting arrangements to assure that we, and indirectly, our shareholders, pay no additional management fees to the Adviser or the affiliate in connection therewith. To the extent we serve as manager, we will waive any right to receive fees for such services from the Fund (and indirectly its shareholders) or any affiliate.
Federal Income Tax Risks
If we are unable to qualify for tax treatment as a RIC, we will be subject to corporate-level income tax.
To obtain and maintain RIC tax treatment under Subchapter M of the Code, we must, among other things, meet annual distribution, income source and asset diversification requirements. Satisfying these requirements may require us to take actions we would not otherwise take, such as selling investments at unattractive prices. In particular, if we have equity investments in portfolio companies that are treated as partnerships or other pass-through entities for tax purposes, we may not have control over, or receive accurate information about, the underlying income and assets of those portfolio companies that are taken into account in determining our compliance with the income source and quarterly asset diversification requirements. If we fail to qualify as a RIC for any reason and are subject to corporate-level income tax, the resulting corporate taxes could substantially reduce our net assets, the amount of income available for distribution and the amount of our distributions. Such a failure would have a material adverse effect on our results of operations and financial conditions and thus, our shareholders.

We may have difficulty paying our required distributions if we recognize income before or without receiving cash representing such income.
For U.S. federal income tax purposes, we may be required to recognize taxable income in circumstances in which we do not receive a corresponding payment in cash. For example, if we hold debt obligations that are treated under applicable tax rules as having OID (such as zero coupon securities, debt instruments with PIK interest or, in certain cases, increasing interest rates or debt instruments that were issued with warrants), we must include in income each year a portion of the OID that accrues over the life of the obligation, regardless of whether cash representing such income is received by us in the same taxable year. We may also have to include in income other amounts that we have not yet received in cash, such as deferred loan origination fees that are paid after origination of the loan or are paid in non-cash
compensation such as warrants or stock. We anticipate that a portion of our income may constitute OID or other income required to be included in taxable income prior to receipt of cash. Further, we may elect to amortize market discount and include such amounts in our taxable income in the current year, instead of upon disposition, as a failure to make such an election would limit our ability to deduct certain interest expenses for tax purposes.
Because any OID or other amounts accrued will be included in our investment company taxable income for the year of the accrual, we may be required to make a distribution to our shareholders in order to satisfy the RIC annual distribution requirement, even though we will not have received any corresponding cash amount. As a result, we may have difficulty meeting the annual distribution requirement necessary to qualify for and maintain RIC tax treatment under Subchapter M of the Code. We may have to sell some of our investments at times and/or at prices we would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If we are not able to obtain cash from other sources, we may not qualify for or maintain RIC tax treatment, and thus we may become subject to corporate-level income tax.
Some of our investments may be subject to corporate-level income tax.
We may invest in certain debt and equity investments through taxable subsidiaries and the taxable income of these taxable subsidiaries will be subject to federal and state corporate income taxes. We may invest in certain foreign debt and equity investments which could be subject to foreign taxes (such as income tax, withholding and value added taxes).
Our portfolio investments may present special tax issues.
The Fund invests in debt securities that are rated below investment grade by rating agencies or that would be rated below investment grade if they were rated. Investments in these types of instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by the Fund, to the extent necessary, to preserve its status as a RIC and to distribute sufficient income to not become subject to U.S. federal income tax.
Legislative tax reform may have a negative effect.
Legislative or other actions relating to taxes could have a negative effect on the Fund. The rules dealing with U.S. federal income taxation are constantly under review by persons involved in the legislative process, the IRS and the U.S. Treasury Department. We cannot predict with certainty how any changes in the tax laws might affect the Fund, investors, or the Fund’s portfolio investments. Investors are urged to consult with their tax advisors regarding tax legislative, regulatory, or administrative developments and proposals and their potential effect on an investment in our Common Shares.

Risks Related to an Investment in the Common Shares
General economic conditions could adversely affect the performance of our investments and implementation of our investment strategy
.
The success of the Fund’s investment strategy and our investment activities will be affected by, and will depend, in part, upon general economic and market conditions in the U.S. and global economies, such as interest rates, currency exchange rates, availability of credit, credit defaults, inflation rates, economic uncertainty, as well as by changes in applicable laws and regulations (including laws relating to taxation of our investments), trade barriers, currency exchange controls, asset re-investment,
resource self-sufficiency and national and international political and socioeconomic circumstances. These factors may affect the level and volatility of securities prices and the liquidity of the Fund’s portfolio investments, which could impair the Fund’s profitability or result in losses. In addition, general fluctuations in the market prices of securities and interest rates may affect the Fund’s investment opportunities and the value of the Fund’s investments and prolonged disruption may prevent the Fund from advantageously realizing or disposing of portfolio investments. We may maintain substantial trading positions that can be adversely affected by the level of volatility in the financial markets—the larger the positions, the greater the potential for loss. Declines in the performance of national economies or the credit markets in certain jurisdictions have had a negative impact on general economic and market conditions globally, and as a result, could have a material adverse effect on our business, financial condition and results of operations.
Further, the Advisers’ financial condition may be adversely affected by a significant general economic downturn, and they may be subject to legal, regulatory, reputational and other unforeseen risks that could have a material adverse effect on the Advisers’ businesses and operations (including those of the Fund).
Economic problems in a single country are increasingly affecting other markets and economies, and a continuation of this trend could adversely affect global economic conditions and world markets. Uncertainty and volatility in the financial markets and political systems of the U.S. or any other country, including volatility as a result of the ongoing conflicts between Russia and Ukraine and in the Middle East, including the military conflict involving the U.S., Israel and the Islamic Republic of Iran, and the rapidly evolving measures in response, have had, and may continue to have, adverse spill-over effects into the global financial markets generally. Moreover, a recession, slowdown and/or a sustained downturn in the U.S. or global economy (or any particular segment thereof) will have a pronounced impact on the Fund and could adversely affect the Fund’s profitability and impair the Fund’s ability to effectively deploy its capital or realize upon portfolio investments on favorable terms and may have an adverse impact on the business and operations of the Fund. The Advisers may also be affected by difficult conditions in the capital markets and any overall weakening of the financial services industry of the U.S. and/or global economies. Any of the foregoing events could result in substantial or total losses to the Fund in respect of certain or all portfolio investments, which such losses will likely be exacerbated by the presence of leverage in the Fund’s capital structure. An economic downturn could adversely affect the financial resources of the Fund’s portfolio companies, which could impede their ability to perform under or refinance their existing obligations and their ability to make principal and interest payments on, or refinance, outstanding debt when due. In the event of such defaults, whereby portfolio companies default under the Fund’s loans to them, the Fund could lose both invested capital in, and anticipated profits from, the affected portfolio companies. Such marketplace events may also impact the availability and terms of financing for leveraged transactions. Private equity investors have recently been required to finance transactions with a greater proportion of equity relative to prior periods and the terms of debt financing are significantly less flexible for borrowers compared to prior periods. These developments may impair the Fund’s ability to consummate transactions and may cause the Fund to enter into transactions on less attractive terms than those executed by other First Eagle funds.
Any of the foregoing events could result in substantial or total losses to the Fund in respect of certain investments, which losses will likely be exacerbated by the presence of leverage in a portfolio company’s capital structure.

Inflation may adversely affect the business, results of operations and financial condition of our portfolio companies
.
Certain of our portfolio companies are in industries that could be impacted by inflation. Recent inflationary pressures have increased the costs of labor, energy and raw materials, have adversely affected consumer spending and economic growth, and may adversely affect our portfolio companies’ operations. If such portfolio companies are unable to pass any increases in their costs of operations along to their customers, it could adversely affect their operating results and impact their ability to pay interest and principal on our loans, particularly if interest rates rise in response to inflation. In addition, any projected future decreases in our portfolio companies’ operating results due to inflation could adversely impact the fair value of those investments. Any decreases in the fair value of our investments could result in future realized or unrealized losses and therefore reduce our net assets resulting from operations.
Inflation may affect the Fund’s investments adversely in a number of ways, including those noted above. During periods of rising inflation, interest and dividend rates of any instruments the Fund or entities related to portfolio investments may have issued could increase, which would tend to reduce returns to investors in the Fund. Inflationary expectations or periods of rising inflation could also be accompanied by the rising prices of commodities which are critical to the operation of portfolio companies as noted above. Portfolio companies may have fixed income streams and, therefore, be unable to pay their debts when they become due. The market value of such investments may decline in value in times of higher inflation rates. Some of the Fund’s portfolio investments may have income linked to inflation through contractual rights or other means. However, as inflation may affect both income and expenses, any increase in income may not be sufficient to cover increases in expenses. Governmental efforts to curb inflation often have negative effects on the level of economic activity. In an attempt to stabilize inflation, certain countries have imposed wage and price controls at times. Past governmental efforts to curb inflation have also involved more drastic economic measures that have had a materially adverse effect on the level of economic activity in the countries where such measures were employed. There can be no assurance that wide-spread inflation in the U.S. and/or other economies will not become a serious problem in the future and have a material adverse impact on the Fund’s returns.
Concerns related to the U.S. debt ceiling and budget deficit could have an adverse effect on the Fund’s business, financial condition and results of operations.
U.S. debt ceiling and budget deficit concerns have increased the possibility of additional credit-rating downgrades and economic slowdowns, or a recession in the United States. Although U.S. lawmakers have historically passed legislation to raise the federal debt ceiling on multiple occasions, ratings agencies have lowered or threatened to lower the long-term sovereign credit rating on the United States. In August 2023, Fitch Ratings Inc., downgraded the U.S. credit rating to AA+ from AAA, citing fiscal deterioration over the next three years and close encounters with default due to ongoing political dysfunction. The impact of a U.S. default on its obligations or any further downgrades to the U.S. government’s sovereign credit rating or its perceived creditworthiness could adversely affect the U.S. and global financial markets and economic conditions. These developments could cause interest rates and borrowing costs to rise, which may negatively impact our ability to access the debt markets on favorable terms. In addition, disagreement over the federal budget has caused the U.S. federal government to shut down for periods of time. Continued adverse political and economic conditions could have a material adverse effect on the Fund’s business, financial condition and results of operations.
Force majeure events may adversely affect our operations.
We may be affected by force majeure events (e.g., acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism, nationalization of industry and labor strikes). Force majeure events could adversely affect our ability, or a counterparty’s ability, to meet obligations. The liability and cost arising out of a failure to perform obligations as a result of a force majeure event could be considerable and could be borne by us. Certain force majeure events, such as war or an outbreak of an infectious disease, could have a broader negative impact on the global or local economy, thereby affecting us and our investments. Additionally, a major governmental intervention into industry, including the nationalization of an industry or the assertion of control, could result in a loss to our investments if such investments are affected, and any compensation provided by the relevant government may not be adequate.
We may have difficulty sourcing investment opportunities.
We cannot assure investors that we will be able to locate a sufficient number of suitable investment opportunities to allow us to deploy all investments successfully. In addition, privately-negotiated investments in loans and illiquid securities of middle market companies require substantial due diligence and structuring, and we cannot assure investors that we will achieve our anticipated investment pace. As a result, investors will be unable to evaluate any future portfolio company investments prior to purchasing our shares. Additionally, the Advisers will select our investments, and our shareholders will have no input with respect to such investment decisions. These factors increase the uncertainty, and thus the risk, of investing in our Common Shares. To the extent we are unable to deploy all investments, our investment income and, in turn, our results of operations, will likely be materially adversely affected.
We face risks associated with the deployment of our capital.
In light of the nature of our continuous public offering as well as ongoing and periodic private offerings in relation to our investment strategy and the need to be able to deploy potentially large amounts of capital quickly to capitalize on potential investment opportunities, if we have difficulty identifying investments on attractive terms, there could be a delay between the time we receive net proceeds from the sale of shares of our Common Shares in this offering or any future offering and the time we invest the net proceeds. Our proportion of privately negotiated investments may be lower than expected. We may also from time to time hold cash pending deployment into investments or have less than our targeted leverage, which cash or shortfall in target leverage may at times be significant, particularly at times when we are receiving high amounts of offering proceeds and/or times when there are few attractive investment opportunities. Such cash may be held in an account for the benefit of our shareholders that may be invested in money market accounts or other similar temporary investments, each of which are subject to the management fees.
In the event we are unable to find suitable investments such cash may be maintained for longer periods which would be dilutive to overall investment returns. This could cause a substantial delay in the time it takes for your investment to realize its full potential return and could adversely affect our ability to pay regular distributions of cash flow from operations to you. It is not anticipated that the temporary investment of such cash into money market accounts or other similar temporary investments pending deployment into investments will generate significant interest, and investors should understand that such low interest payments on the temporarily invested cash may adversely affect overall returns. In the event we fail to timely invest the net proceeds of sales of our Common Shares or do not deploy sufficient capital to meet our targeted leverage, our results of operations and financial condition may be adversely affected.
We may have difficulty paying distributions, our distributions may not grow over time and the tax character of any distributions is uncertain.
We generally intend to distribute substantially all of our available earnings annually by paying cash distributions on a monthly basis, as determined by the Board in its discretion. We cannot assure investors that we will achieve investment results that will allow us to make a specified level of cash distributions (particularly during the early stages of our operations) or year-to-year
increases in cash distributions. Our ability to pay distributions might be adversely affected by the impact of one or more of the risk factors described in this registration statement. Due to the asset coverage test applicable to us under the 1940 Act as a BDC, we may be limited in our ability to make distributions. In addition, if we enter into a credit facility or any other borrowing facility, for so long as such facility is outstanding, we anticipate that we may be required by its terms to use all payments of interest and principal that we receive from our current investments as well as any proceeds received from the sale of our current investments to repay amounts outstanding thereunder, which could adversely affect our ability to make distributions.
Furthermore, the tax treatment and characterization of our distributions may vary significantly from time to time due to the nature of our investments. The ultimate tax characterization of our distributions made during a taxable year may not finally be determined until after the end of that taxable year. We may make distributions during a taxable year that exceed our investment company taxable income and net capital gains for that taxable year. In such a situation, the amount by which our total distributions exceed investment company taxable income and net capital gains may be treated as a return of capital up to the amount of a shareholder’s tax basis in the shares, with any amounts exceeding such tax basis treated as a gain from the sale or exchange of such shares. A return of capital generally is a return of a shareholder’s investment rather than a return of earnings or gains derived from our investment activities. Moreover, we may pay all or a substantial portion of our distributions from the proceeds of the sale of our Common Shares or from borrowings in anticipation of future cash flow, which could constitute a return of shareholders’ capital that would lower such shareholders’ tax basis in our shares, which may result in increased tax liability to shareholders when they sell such shares.
An investment in our Common Shares will have limited liquidity.
Our Common Shares constitute illiquid investments for which there is not, and will likely not be, a secondary market at any time. Investment in us is suitable only for sophisticated investors and requires the financial ability and willingness to accept the high risks and lack of liquidity inherent in an investment in us. Except in limited circumstances for legal or regulatory purposes, shareholders are not entitled to redeem their shares. Shareholders must be prepared to bear the economic risk of an investment in our Common Shares for an extended period of time.
Certain investors will be subject to Exchange Act filing requirements.
Because our Common Shares are registered under the Exchange Act, ownership information for any person who beneficially owns 5% or more of our Common Shares will have to be disclosed in a Schedule 13G or other filings with the SEC. Beneficial ownership for these purposes is determined in accordance with the rules of the SEC and includes having voting or investment power over the securities. In some circumstances, our shareholders who choose to reinvest their dividends may see their percentage stake in the Fund increased to more than 5%, thus triggering this filing requirement. Each shareholder is responsible for determining their filing obligations and preparing the filings. In addition, our shareholders who hold more than 10% of a class of our Common Shares may be subject to Section 16(b) of the Exchange Act, which recaptures for the benefit of the Fund profits from the purchase and sale of registered stock (and securities convertible or exchangeable into such registered stock) within a six-month
period.
If the Fund’s assets are deemed “plan assets” for purposes of ERISA and Plan Asset Regulations, the Fund could be subject to significant restrictions and additional risks.
We intend to conduct our affairs so that the Fund’s assets should not be deemed to constitute “plan assets” of any shareholder that is a “benefit plan investor” (each within the meaning of Section 3(42) of ERISA). If, notwithstanding our intent, the assets of the Fund were deemed to constitute “plan assets” of any shareholder that is a “benefit plan investor” under ERISA (a “
Benefit Plan Investor
”), this would result, among other things, in (i) the application of the prudence and other fiduciary responsibility standards of ERISA to investments made by the Fund; (ii) the possibility that certain transactions in which the Fund has entered into in the ordinary course of business constitute non-exempt
“prohibited transactions” under Title I of ERISA and/or Section 4975 of the Code, and may have to be rescinded; (iii) our management, as well as various providers of fiduciary or other services to us (including the Advisers), and any other parties with authority or control with respect to us or our assets, may be considered fiduciaries or otherwise “parties in interest” (within the meaning of ERISA) or

“disqualified persons” (within the meaning of Section 4975 of the Code) for purposes of the fiduciary responsibility and prohibited transaction provisions of Title I of ERISA and Section 4975 of the Code; and (iv) as a result of the Advisers’ affiliation with Genstar Capital, we would be restricted from engaging in transactions with issuers owned in significant part by Genstar Capital and Napier Park.
If a prohibited transaction occurs for which no exemption is available, the Advisers and/or any other fiduciary that has engaged in the prohibited transaction could be required to (i) restore to the Benefit Plan Investor any profit realized on the transaction and (ii) reimburse the Benefit Plan Investor for any losses suffered by the Benefit Plan Investor as a result of the transaction. In addition, each “disqualified person” (within the meaning of Section 4975 of the Code) involved could be subject to an excise tax equal to 15% of the amount involved in the prohibited transaction for each year the transaction continues and, unless the transaction is corrected within statutorily required periods, to an additional tax of 100% of the amount involved in the prohibited transaction. The fiduciary of a Benefit Plan Investor who decides to invest in the Fund could, under certain circumstances, be liable for prohibited transactions or other violations as a result of the Benefit Plan Investor’s investment in the Fund or as co-fiduciaries
for actions taken by or on behalf of the Fund or the Advisers. With respect to a Benefit Plan Investor that is an individual retirement account (“
IRA
”) that invests in the Fund, the occurrence of a prohibited transaction involving the individual who established the IRA, or his or her beneficiaries, could cause the IRA to lose its tax-exempt
status.
We also have the power to (a) exclude any shareholder or prospective shareholder from purchasing our Common Shares (b) prohibit any redemption of our Common Shares; and (c) redeem some or all of our Common Shares held by any shareholder if, and to the extent that, the Adviser determines that there is a substantial likelihood that such shareholder’s purchase, ownership or redemption of our Common Shares would result in (i) our assets to be characterized as “plan assets,” for purposes of the fiduciary responsibility or prohibited transaction provisions of Title I ERISA, Section 4975 of the Code or any provisions of any applicable Similar Laws. All Common Shares of the Fund will be subject to such terms and conditions.
Prospective investors should carefully review the matters discussed under “Certain ERISA Considerations” and should consult with their own advisors as to the consequences of making an investment in the Fund.
No shareholder approval is required for certain mergers.
The Independent Trustees of our Board may undertake to approve mergers between us and certain other funds or vehicles. Subject to the requirements of the 1940 Act, such mergers will not require shareholder approval so you will not be given an opportunity to vote on these matters unless such mergers are reasonably anticipated to result in a material dilution of the NAV per share of the Fund. These mergers may involve funds managed by the Advisers or their affiliates. The Independent Trustees may also convert the form and/or jurisdiction of organization, including to take advantage of laws that are more favorable to maintaining board control in the face of dissident shareholders.
Shareholders may experience dilution.
All distributions declared in cash payable to shareholders that are participants in our dividend reinvestment plan (“
DRP
”) will generally be automatically reinvested in our Common Shares. As a result, shareholders that do not participate in our DRP may experience dilution over time. Investors and clients of certain participating brokers in states that do not permit automatic enrollment in our DRP will automatically receive their distributions in cash unless they elect to have their cash distributions reinvested in additional Common Shares, which may lead to further dilution of such investors’ percentage ownership.
Holders of our Common Shares will not have preemptive rights to any shares we issue in the future. Our Declaration of Trust allows us to issue an unlimited number of Common Shares. After you purchase Common Shares in the offering, our Board may elect, without shareholder approval, to: (1) sell additional Common Shares in this or future public offerings; (2) issue Common Shares or interests in any of our subsidiaries in private offerings; (3) issue Common Shares upon the exercise of the options we may grant to our Independent Trustees or future employees; or (4) subject to applicable law, issue Common Shares in payment of an outstanding obligation to pay fees for services rendered to us. To the extent we issue additional Common Shares in the future, your percentage ownership interest in us will be diluted. Because of these and other reasons, our shareholders may experience substantial dilution in their percentage ownership of our Common Shares or their interests in the underlying assets held by our subsidiaries.
Investing in our Common Shares involves a high degree of risk.
The investments made in accordance with our investment objectives may result in a higher amount of risk than alternative investment options and you may experience loss of principal. Our investments in portfolio companies may be highly speculative and aggressive and, therefore, an investment in our Common Shares may not be suitable for someone with lower risk tolerance.
The NAV and liquidity of Common Shares may fluctuate significantly.
The NAV and liquidity, if any, of our Common Shares may be significantly affected by numerous factors, some of which are beyond our control and may not be directly related to our operating performance. These factors include: (1) changes in regulatory policies or tax guidelines, particularly with respect to RICs or BDCs; (2) loss of RIC or BDC status; (3) changes in earnings or variations in operating results; (4) changes in the value of our portfolio of investments; (5) changes in accounting guidelines governing valuation of our investments; (6) any shortfall in revenue or net income or any increase in losses from levels expected by investors; (7) departure of either of our adviser or certain of its respective key personnel; (8) general economic trends and other external factors; and (9) loss of a major funding source.

Effects of Leverage [Text Block]
The following table illustrates the effect of leverage on returns from an investment in our Common Shares assuming various annual returns on our portfolio, net of expenses. The calculations in the table below are hypothetical, and actual returns may be higher or lower than those appearing in the table below.

	Assumed Return on Our Portfolio (Net of Expenses) (1)
	-10%	-5%	0%	5%	10%
Corresponding Return to Common Shareholders (2)	-29.59%	-18.79%	-8.00%	2.80%	13.60%

(1)
The assumed portfolio return is required by SEC regulations and is not a prediction of, and does not represent, our projected or actual performance. Actual returns may be greater or less than those appearing in the table. Pursuant to SEC regulations, this table is calculated as of December 31, 2025. As a result, it has not been updated to take into account any changes in assets or leverage since December 31, 2025.

(2)
Assumes $651.8 million in total assets, $339.1 million in debt outstanding and $301.9 million in net assets as of December 31, 2025 and an effective interest rate for the year ended December 31, 2025 of 7.12%.

Effects of Leverage [Table Text Block]
The following table illustrates the effect of leverage on returns from an investment in our Common Shares assuming various annual returns on our portfolio, net of expenses. The calculations in the table below are hypothetical, and actual returns may be higher or lower than those appearing in the table below.

	Assumed Return on Our Portfolio (Net of Expenses) (1)
	-10%	-5%	0%	5%	10%
Corresponding Return to Common Shareholders (2)	-29.59%	-18.79%	-8.00%	2.80%	13.60%

(1)
The assumed portfolio return is required by SEC regulations and is not a prediction of, and does not represent, our projected or actual performance. Actual returns may be greater or less than those appearing in the table. Pursuant to SEC regulations, this table is calculated as of December 31, 2025. As a result, it has not been updated to take into account any changes in assets or leverage since December 31, 2025.

(2)
Assumes $651.8 million in total assets, $339.1 million in debt outstanding and $301.9 million in net assets as of December 31, 2025 and an effective interest rate for the year ended December 31, 2025 of 7.12%.

Return at Minus Ten [Percent]	[1],[2]	(29.59%)
Return at Minus Five [Percent]	[1],[2]	(18.79%)
Return at Zero [Percent]	[1],[2]	(8.00%)
Return at Plus Five [Percent]	[1],[2]	2.80%
Return at Plus Ten [Percent]	[1],[2]	13.60%
Effects of Leverage, Purpose [Text Block]		The following table illustrates the effect of leverage on returns from an investment in our Common Shares assuming various annual returns on our portfolio, net of expenses. The calculations in the table below are hypothetical, and actual returns may be higher or lower than those appearing in the table below.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF OUR SHARES
The following description is based on relevant portions of Delaware law and on our Declaration of Trust and bylaws. This summary is not necessarily complete, and we refer you to Delaware law, our Declaration of Trust and our bylaws for a more detailed description of the provisions summarized below.
General
The terms of the Declaration of Trust authorize an unlimited number of Common Shares of any class, par value $0.001 per share, of which 12,418,134 Common Shares were outstanding as of March 31, 2026, and an unlimited number of preferred shares, with such par value as may be authorized from time to time by the Board in their sole discretion without shareholder approval. The Declaration of Trust provides that the Board may classify or reclassify any Common Shares into one or more classes of Common Shares; provided, that all Common Shares shall be identical to all other Common Shares of the same class, as the case may be, except that, to the extent permitted by the 1940 Act, there may be variations between different classes as to allocation of expenses, rights of redemption, special and relative rights and preferences as to dividends and distributions and on liquidation, conversion rights, and conditions under which the several classes shall have separate voting rights. There is currently no market for our Common Shares offered pursuant to this prospectus, and we can offer no assurances that a market for our Common Shares will develop in the future. We do not intend for the Common Shares offered under this prospectus to be listed on any national securities exchange. There are no outstanding options or warrants to purchase our shares. No shares have been authorized for issuance under any equity compensation plans. Under the terms of our Declaration of Trust, shareholders shall be entitled to the same limited liability extended to shareholders of private Delaware for profit corporations formed under the Delaware General Corporation Law, 8 Del. C. § 100, et. seq. Our Declaration of Trust provides that no shareholder shall be liable for any debt, claim, demand, judgment or obligation of any kind of, against or with respect to the Fund by reason of being a shareholder, nor shall any shareholder be subject to any personal liability whatsoever, in tort, contract or otherwise, to any person in connection with the Fund’s assets or the affairs of the Fund by reason of being a shareholder.
None of our Common Shares are subject to further calls or to assessments, sinking fund provisions, obligations of the Fund or potential liabilities associated with ownership of the security (not including investment risks). In addition, except as may be provided by the Board in setting the terms of any class or series of Common Shares, no shareholder shall be entitled to exercise appraisal rights in connection with any transaction.
Outstanding Securities

Title of Class	Amount Authorized	Amount Held by the Fund for its Account	Amount Outstanding as of March 31, 2026
Class S	Unlimited	—	—
Class D	Unlimited	—	4,205
Class I (1)	Unlimited	—	12,413,929

(1)	Prior to the commencement of this offering, the Fund offered its Common Class I shares pursuant to the Private Offering.
Common Shares
Under the terms of our Declaration of Trust, all Common Shares will have equal rights as to voting and, when they are issued, will be duly authorized, validly issued, fully paid and nonassessable. Dividends and distributions may be paid to the holders of our Common Shares if, as and when authorized by our Board and declared by us out of funds legally available therefrom.
Except as may be provided by our Board in setting the terms of classified or reclassified shares, our Common Shares will have no preemptive, exchange, conversion, appraisal or redemption rights and will be freely transferable, except where their transfer is restricted by federal and state securities laws or by contract and except that, in order to avoid the possibility that our assets could be treated as “plan assets,” we may require any person proposing to acquire Common Shares to furnish such information as may be necessary to determine whether such person is a Benefit Plan Investor or a controlling person, restrict or prohibit transfers of such shares or redeem any outstanding shares for such price and on such other terms and conditions as may be determined by or at the direction of the board of trustees. In the event of our liquidation, dissolution or winding up, each share of our Common Shares would be entitled to share pro rata in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of our preferred shares, if any preferred shares are outstanding at such time. Subject to the rights of holders of any other class or series of shares, each share of our Common Shares will be entitled to one vote on all matters submitted to a vote of shareholders, including the election of trustees. Except as may be provided by the Board in setting the terms of classified or reclassified shares, and subject to the express terms of any class or series of preferred shares, the holders of our Common Shares will possess exclusive voting power. There will be no cumulative voting in the election of trustees. Subject to the special rights of the holders of any class or series of preferred shares to elect trustees, each trustee will be elected by a plurality of the votes cast with respect to such trustee’s election except in the case of a “contested election” (as defined in our Bylaws), in which case trustees will be elected by a majority of the votes cast in the contested election of trustees. Pursuant to our Declaration of Trust, our Board may amend the Bylaws to alter the vote required to elect trustees.
Class S Shares
No upfront selling commissions are paid for sales of any Class S shares, however, if you purchase Class S shares from certain financial intermediaries, they may directly charge you transaction or other fees, including upfront placement fees or brokerage commissions, in such amount as they may determine, provided that selling agents limit such charges to 3.5% cap on NAV for Class S shares.
We pay the Intermediary Manager selling commissions over time as a shareholder servicing and/or distribution fee with respect to our outstanding Class S shares equal to 0.85% per annum of the aggregate NAV of our outstanding Class S shares, including any Class S shares issued pursuant to our DRP. The shareholder servicing and/or distribution fees are paid monthly in arrears. The Intermediary Manager reallows (pays) all or a portion of the shareholder servicing and/or distribution fees to participating brokers and servicing brokers for ongoing shareholder services performed by such brokers. The Intermediary Manager will not reallow (pay) shareholder servicing and/or distribution fees to any broker that is not eligible to receive such fees as a result of a failure to perform under the applicable agreement with such broker.
Class D Shares
No upfront selling commissions are paid for sales of any Class D shares, however, if you purchase Class D shares from certain financial intermediaries, they may directly charge you transaction or other fees, including upfront placement fees or brokerage commissions, in such amount as they may determine, provided that selling agents limit such charges to 1.5% cap on NAV for Class D shares.
We pay the Intermediary Manager selling commissions over time as a shareholder servicing and/or distribution fee with respect to our outstanding Class D shares equal to 0.25% per annum of the aggregate NAV of all our outstanding Class D shares, including any Class D shares issued pursuant to our DRP. The shareholder servicing and/or distribution fees are paid monthly in arrears. The Intermediary Manager reallows (pays) all or a portion of the shareholder servicing and/or distribution fees to participating brokers and servicing brokers for ongoing shareholder services performed by such brokers. The Intermediary Manager will not reallow (pay) shareholder servicing and/or distribution fees to any broker that is not eligible to receive such fees as a result of a failure to perform under the applicable agreement with such broker. Class D shares are generally available for purchase in this offering only
(1) through fee-based programs,
also known as wrap accounts, that provide access to Class D shares; (2) through participating intermediaries that have alternative fee arrangements with their clients to provide access to Class D shares; (3) through transaction/ brokerage platforms at participating brokers; (4) through certain registered investment advisers; (5) through bank trust departments or any other organization or person authorized to act in a fiduciary capacity for its clients or customers or (6) by other categories of investors that we name in an amendment or supplement to this prospectus.
Class I Shares
No upfront selling commissions or shareholder servicing and/or distribution fees are paid for sales of any Class I shares and financial intermediaries will not charge you transaction or other such fees on Class I shares. Class I shares are generally available for purchase in this offering only
(1) through fee-based programs,
also known as wrap accounts, that provide access to Class I shares; (2) by endowments, foundations, pension funds and other institutional investors; (3) through participating intermediaries that have alternative fee arrangements with their clients to provide access to Class I shares; (4) through certain registered investment advisers; (5) by our executive officers and trustees and their immediate family members, as well as officers and employees of the Advisers or other affiliates and their immediate family members, and joint venture partners, consultants and other service providers or (6) other categories of investors that we name in an amendment or supplement to this prospectus. In certain cases, where a holder of Class S or Class D shares exits a relationship with a participating broker for this offering and does not enter into a new relationship with a participating broker for this offering, such holder’s shares may be exchanged for a number of Class I shares with an equivalent NAV. We may also offer Class I shares to certain feeder vehicles primarily created to hold our Class I shares, which in turn offer interests in themselves to investors; we expect to conduct such offerings pursuant to exceptions to registration under the Securities Act and not as a part of this offering. Such feeder vehicles may have additional costs and expenses, which would be disclosed in connection with the offering of their interests. We may also offer Class I shares to other investment vehicles.
Other Terms of Common Shares
We will cease paying the shareholder servicing and/or distribution fee on the Class S shares and Class D shares on the earlier to occur of the following: (i) a listing of Class I shares; (ii) our merger or consolidation with or into another entity, or the sale or other disposition of all or substantially all of our assets; or (iii) the date following the completion of the primary portion of this offering on which, in the aggregate, underwriting compensation from all sources in connection with this offering, including the shareholder servicing and/or distribution fee and other underwriting compensation, is equal to 10% of the gross proceeds from our primary offering. In addition, consistent with the exemptive relief allowing us to offer multiple classes of shares, at the end of the month in which the Intermediary Manager in conjunction with the transfer agent determines that total transaction or other fees, including upfront placement fees or brokerage commissions, and shareholder servicing and/or distribution fees paid with respect to the shares held in a shareholder’s account would exceed, in the aggregate, 10% of the gross proceeds from the sale of such shares (or a lower limit as determined by the Intermediary Manager or the applicable selling agent), we will cease paying the shareholder servicing and/or distribution fee on the Class S shares and Class D shares in such shareholder’s account. Compensation paid with respect to the shares in a shareholder’s account will be allocated among each share such that the compensation paid with respect to each individual share will not exceed 10% of the offering price of such share. We may modify this requirement in a manner that is consistent with applicable exemptive relief. At the end of such month, the Class S shares or Class D shares in such shareholder’s account will convert into a number of Class I shares (including any fractional shares) with an equivalent aggregate NAV as such Class S or Class D shares. In addition, immediately before any liquidation, dissolution or winding up, each Class S share and Class D share will automatically convert into a number of Class I shares (including any fractional shares) with an equivalent NAV as such share.

Preferred Shares
This offering does not include an offering of preferred shares. However, under the terms of the Declaration of Trust, our Board may authorize us to issue preferred shares in one or more classes or series without shareholder approval, to the extent permitted by the 1940 Act. The Board has the power to fix the preferences, conversion and other rights, voting powers, restrictions, limitations as to dividends and other distributions, qualifications and terms and conditions of redemption of each class or series of preferred shares. We do not currently anticipate issuing preferred shares in the near future. In the event we issue preferred shares, we will make any required disclosure to shareholders. We will not offer preferred shares to the Adviser or our affiliates except on the same terms as offered to all other shareholders.
Preferred shares could be issued with terms that would adversely affect the shareholders, provided that we may not issue any preferred shares that would limit or subordinate the voting rights of holders of our Common Shares. Preferred shares could also be used as an anti-takeover device through the issuance of shares of a class or series of preferred shares with terms and conditions which could have the effect of delaying, deferring or preventing a transaction or a change in control. Every issuance of preferred shares will be required to comply with the requirements of the 1940 Act. The 1940 Act requires, among other things, that: (1) immediately after issuance and before any dividend or other distribution is made with respect to common shares and before any purchase of common shares is made, such preferred shares together with all other senior securities must not exceed an amount equal to 50% of our total assets after deducting the amount of such dividend, distribution or purchase price, as the case may be, and (2) the holders of preferred shares, if any are issued, must be entitled as a class voting separately to elect two Trustees at all times and to elect a majority of the Trustees if distributions on such preferred shares are in arrears by two full years or more. Certain matters under the 1940 Act require the affirmative vote of the holders of at least a majority of the outstanding shares of preferred shares (as determined in accordance with the 1940 Act) voting together as a separate class. For example, the vote of such holders of preferred shares would be required to approve a proposal involving a plan of reorganization adversely affecting such securities.
The issuance of any preferred shares must be approved by a majority of our Independent Trustees not otherwise interested in the transaction, who will have access, at our expense, to our legal counsel or to independent legal counsel.

Outstanding Securities [Table Text Block]
Outstanding Securities

Title of Class	Amount Authorized	Amount Held by the Fund for its Account	Amount Outstanding as of March 31, 2026
Class S	Unlimited	—	—
Class D	Unlimited	—	4,205
Class I (1)	Unlimited	—	12,413,929

(1)	Prior to the commencement of this offering, the Fund offered its Common Class I shares pursuant to the Private Offering.

Risks Related to Our Business and Structure [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to Our Business and Structure
We are a relatively new company and have a limited operating history.
The Fund is a
non-diversified,
closed-end
management investment company that has elected to be regulated as a BDC with a limited operating history. Prior to the commencement of the public offering, the Fund offered its Class I shares pursuant to a private offering. Accordingly, prospective investors have a limited track record or history on which to base their investment decision. We are subject to the business risks and uncertainties associated with recently formed businesses, including the risk that we will not achieve our investment objectives, that we will not qualify or maintain our qualification to be treated as a RIC, and the value of a shareholder’s investment could decline substantially or become worthless. Further, the Advisers have not previously managed a non-traded
BDC.
Our Board may amend our Declaration of Trust without prior shareholder approval.
Our Board may, without shareholder vote, subject to certain exceptions, amend or otherwise supplement the Declaration of Trust by amending, supplementing or restating the Declaration of Trust, including without limitation, to classify the Board, to impose advance notice bylaw provisions for trustee nominations or shareholder proposals, to require supermajority approval of transactions with significant shareholders or other provisions that may be characterized as anti-takeover in nature. However, our Declaration of Trust provides that shareholders are entitled to vote upon a proposed amendment to the Declaration of Trust if it would adversely affect the rights of shareholders. Approval of any such amendment requires at least a majority of the votes cast by such shareholders at a meeting of shareholders duly called and at which a quorum is present.
Certain provisions of our Declaration of Trust could deter takeover attempts.
Our Declaration of Trust contains anti-takeover provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of our Board of Trustees. Our Board of Trustees is divided into three classes of trustees serving staggered three-year terms. This provision could delay for up to two years the replacement of a majority of our Board of Trustees.
We may suffer credit losses.
Investments in the credit of private companies are highly speculative and involve a high degree of risk of credit loss, and therefore our securities may not be suitable for someone with a low tolerance for risk. These risks are likely to increase during a recession.

The lack of liquidity in our investments may adversely affect our business.
Our investments generally are made in private companies. Substantially all of these assets are subject to legal and other restrictions on resale or will be otherwise less liquid than publicly traded securities. The illiquidity of our investments may make it difficult for us to sell such investments if the need arises. In addition, if we are required to liquidate all or a portion of our portfolio quickly, we may realize significantly less than the value at which we had previously recorded our investments. Further, we may face other restrictions on our ability to liquidate an investment in a portfolio company to the extent that we or an affiliated manager have material non-public
information regarding such portfolio company.
Our financial condition and results of operations depend on our ability to manage future growth effectively.
Our ability to achieve our investment objectives depends on our ability to acquire suitable investments and monitor and administer those investments, which depends, in turn, on FEAC’s ability to identify, invest in and monitor companies that meet our investment criteria.
Accomplishing this result on a cost-effective basis is largely a function of the structuring of our investment process and the ability of FEAC to provide competent, attentive and efficient services to us. Our executive officers and the Investment Committee Members (as defined below) have substantial responsibilities in connection with their roles at First Eagle and with the other First Eagle funds, as well as responsibilities under the Subadvisory Agreement and Administration Agreement. They may also be called upon to provide significant managerial assistance to certain of our portfolio companies. These demands on their time, which will increase as the number of investments grows, may distract them or slow the rate of investment. In order to grow, FEAC will need to hire, train, supervise, manage and retain new employees. However, we cannot assure you that we will be able to do so effectively. Any failure to manage our future growth effectively could have a material adverse effect on our business, financial condition and results of operations.
We may experience fluctuations in our periodic operating results.
We could experience fluctuations in our periodic operating results due to a number of factors, including the interest rates payable on the debt securities we acquire, the default rates on such securities, the level of our expenses (including the interest rates payable on our borrowings), the dividend rates payable on preferred shares we issue, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which we encounter competition in our markets and general economic conditions. As a result of these factors, results for any period should not be relied upon as being indicative of performance in future periods.
We are exposed to risks associated with changes in interest rates, including fluctuations in interest rates which could adversely affect our profitability.
General interest rate fluctuations may have a substantial negative impact on our investments and investment opportunities, and, accordingly, may have a material adverse effect on our investment objectives and rate of return on investment capital. Because we will borrow money to make investments and may issue debt securities, preferred shares or other securities, our net investment income is dependent upon the difference between the rate at which we borrow funds or pay interest or dividends on such debt securities, preferred shares or other securities and the rate at which we invest these funds. As a result, a significant change in market interest rates could have a material adverse effect on our net investment income.
Typically, we anticipate that our interest earning investments will accrue and pay interest at both variable and fixed rates, and that our interest-bearing liabilities will accrue interest at variable and fixed rates. The benchmarks used to determine the floating rates earned on our interest earning investments are the Secured Overnight Financing Rate (“
SOFR
”), with maturities that range between one and twelve months, and the alternate base rate, or ABR, (commonly based on the Prime Rate or the Federal Funds Rate), with no fixed maturity date. We use a combination of equity and long-term and short-term borrowings to finance our investment activities and expect that a majority of our investments in debt will be at floating rates with a floor.
In periods of rising interest rates, our interest income will increase if the majority of our portfolio bears interest at variable rates while our cost of funds will also increase, to a lesser extent, if the majority of our indebtedness bears interest at fixed rates, with the net impact being an increase to our net investment income. Fluctuations in the market price of our securities will not affect interest income derived from securities already owned by us, but will be reflected in our NAV. A significant increase in market interest rates could result in an increase in our non-performing
assets, harm our ability to attract new portfolio companies and originate new loans and investments, and may increase the cost of debt for our underlying portfolio companies, which could adversely impact their financial performance and ability to meet higher or ongoing payment obligations to us.
During periods of declining interest rates, we may earn less interest income from investments and our cost of funds will also decrease, to a lesser extent, resulting in lower net investment income. In addition, during periods of declining interest rates, the market price of fixed rate income securities generally rises. The magnitude of these fluctuations in the market price of fixed income securities is generally greater for securities with longer maturities. Given current market conditions and recent actions by the U.S. Federal Reserve, risks associated with declining interest rates are heightened.
Our investments may also be subject to prepayment or “call” risk. During periods of declining interest rates, borrowers or issuers may exercise their option to prepay principal earlier than scheduled. For fixed rate securities, such payments often occur during periods of declining interest rates and could force us to reinvest in lower yielding securities, resulting in a possible decline in our income and distributions to shareholders.
Also, an increase in interest rates available to investors could make an investment in our Common Shares less attractive if we are not able to pay dividends at a level that provides a similar return, which could reduce the value of our Common Shares.
From time to time, we may also enter into certain hedging transactions to mitigate our exposure to changes in interest rates. If we engage in hedging activities, it may limit our ability to participate in the benefits of lower interest rates with respect to the hedged portfolio. Further, we cannot assure you that such transactions will be successful in mitigating our exposure to interest rate risk. There can also be no assurance that a significant change in market interest rates will not have a material adverse effect on our net investment income.
The failure of major financial institutions, namely banks, or sustained financial market illiquidity, could adversely affect our and/or our portfolio companies’ businesses and results of operations.
The failure of certain financial institutions, namely banks, may increase the possibility of financial market illiquidity, including, but not limited to, illiquidity at additional banks, clearing firms, cash management and/or custodial financial institutions. The failure of any financial institution with which we and/or our portfolio companies have a commercial relationship could adversely affect, among other things, our and/or our portfolio companies’ ability to pursue key strategic initiatives, borrow from financial institutions on favorable terms, pay obligations in a timely manner, consummate transactions and operate as usual, which could have adverse effects on our portfolio companies’ and our business, financial condition and/or results of operations. Because our direct origination platform generally focuses on mature companies backed by well-funded large sponsors (e.g., private equity firms), typically with significant equity capital invested, if a portfolio company’s sponsor has a commercial relationship with a financial institution that has failed or is otherwise distressed, the portfolio company may experience issues receiving financial support from a sponsor to support its operations or consummate transactions, to the detriment of their business, financial condition and/or results of operations. In addition, such financial institution failure(s) or distress could affect, in certain circumstances, the ability of both affiliated and unaffiliated co-lenders,
including syndicate financial institutions or other fund vehicles, to undertake and/or execute co-investment
transactions with us, which in turn may result in fewer
co-investment

opportunities being made available to us and/or impact our ability to provide additional follow-on
support to portfolio companies. Our and our portfolio companies’ ability to diversify commercial relationships among multiple financial institutions may be limited by certain contractual arrangements, including liens placed on the respective assets in connection with financing and/or other restrictions on the institutions with which the assets must be held.
Any failure on our part to maintain our status as a BDC would reduce our operating flexibility.
If we fail to continue to qualify as a BDC, we might be regulated as a closed-end
investment company under the 1940 Act, which would subject us to substantially more regulatory restrictions under the 1940 Act and correspondingly decrease our operating flexibility and could significantly increase our costs of doing business. Furthermore, any failure to comply with the requirements imposed on BDCs by the 1940 Act could cause the SEC to bring an enforcement action against us.
There will be uncertainty as to the value of our portfolio investments.
Under the 1940 Act, we are required to carry our portfolio investments at market value or, if there is no readily available market value, at fair value as determined pursuant to policies adopted by, and subject to the oversight of, our Board. The Board approved portfolio pricing procedures in light of the requirements of Section 2(a)(41) of the 1940 Act, Rule
2a-5
thereunder and positions of the SEC. Notwithstanding the Board’s obligations under Section 2(a)(41) and Rule
2a-5,
the Board designated FEIM as the “valuation designee” (as that term is defined in Rule
2a-5).
As the valuation designee, the Board designated FEIM to perform fair value determinations of the Fund’s assets by implementing valuation policies and procedures approved by the Board; FEIM’s fair valuation process will be subject to Board oversight and certain reporting and other requirements, including Rule
2a-5.
Many of our portfolio investments are in the form of investments that are not publicly traded, and the fair value of such investments may not be readily determinable. In accordance with our valuation policy and consistent with GAAP, our valuation designee values these investments on a quarterly basis at fair value as determined in good faith, as required by the 1940 Act. FEIM and FEAC may utilize the services of third-party valuation firms to aid it in determining the fair value of these investments on a quarterly basis and may use such third-party valuation firms in certain limited circumstances to aid the determination of fair value of such investments on a monthly basis. The Board periodically discusses valuations and reviews FEIM’s fair value determinations made in good faith and based on the input of the applicable third-party valuation firms, as applicable. The factors that may be considered in fair value pricing our investments include the nature and realizable value of any collateral, the portfolio company’s ability to make payments and its earnings, the markets in which the portfolio company does business, comparisons to publicly traded companies, discounted cash flow and other relevant factors. Because such valuations, and particularly valuations of private investments and private companies, are inherently uncertain, they may fluctuate over short periods of time and may be based on estimates. Further, our valuation designee’s determinations of fair value may differ materially from the values that would have been used if a ready market for these investments existed. Our NAV could be adversely affected if our valuation designee’s determinations regarding the fair value of our investments were materially higher than the values that we ultimately realize upon the disposal of such investments. Decreases in the market values or fair values of our investments will be recorded as unrealized depreciation. Any unrealized depreciation in our investment portfolio could be an indication of a portfolio company’s potential inability to meet its repayment obligations to us. This could result in realized losses in the future and ultimately in reductions of our income available for distribution in future periods. See “Determination of Net Asset Value” for additional information regarding the fair valuation process.
Because we expect to have substantial indebtedness, there could be increased risk in investing in our company.
Lenders will have fixed dollar claims on our assets that are superior to the claims of shareholders, and we have granted, and may grant, lenders a security interest in our assets in connection with borrowings. In the case of a liquidation event, those lenders would receive proceeds before our shareholders. In addition, borrowings, also known as leverage, magnify the potential for gain or loss on amounts invested and, therefore, increase the risks associated with investing in our assets. Leverage is generally considered a speculative investment technique. If the value of our assets increases, then leveraging would cause the NAV attributable to our Common Shares to increase more than it otherwise would have had we not leveraged.
Conversely, if the value of our assets decreases, leveraging would cause the NAV attributable to our Common Shares to decline more than it otherwise would have had we not leveraged. Similarly, any increase in our revenue in excess of interest expense on our borrowed funds would cause our net income to increase more than it would without the leverage. Any decrease in our revenue would cause our net income to decline more than it would have had we not borrowed funds and could negatively affect our ability to make distributions on our Common Shares. Our ability to service any debt that we incur will depend largely on our financial performance and will be subject to prevailing economic conditions and competitive pressures. We and, indirectly, our shareholders will bear the cost associated with our leverage activity.
To the extent original issue discount (“OID”) or payment
in-kind
(“PIK”) interest constitutes a portion of our income, we will be exposed to typical risks associated with such income being required to be included in taxable and accounting income prior to receipt of cash representing such income.
Our investments may include OID instruments or instruments with PIK interest, which represents contractual interest added to a loan balance and due at a later stage (typically the end of such loan’s term). To the extent OID or PIK interest constitutes a portion of our income, we would be exposed to typical risks associated with such income being required to be included in taxable and accounting income prior to receipt of cash. Such risks include:

•
The higher interest rates of OID and PIK instruments reflect the payment deferral and increased credit risk associated with these instruments, and OID and PIK instruments generally represent a significantly higher credit risk than coupon loans.

•	Even if the accounting conditions for income accrual are met, the borrower could still default when our actual collection is supposed to occur (typically at the maturity of the obligation).

•
OID and PIK instruments may have unreliable valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral.

•	OID and PIK income may create uncertainty about the source of our cash distributions.

•
For accounting purposes, any cash distributions to shareholders representing OID and PIK income are expected to not be treated as coming from paid-in
capital, even though the cash to pay them is expected to come from the offering proceeds. As a result, despite the fact that a distribution representing OID and PIK income could be paid out of amounts invested by our shareholders, the 1940 Act does not require that shareholders be given notice of this fact by reporting it as a return of capital.

•
An election to defer PIK interest payments by adding them to the principal on such instruments increases our future investment income which increases our net assets and, as such, increases the Adviser’s future base management fees and, because interest payments will then be payable on a larger principal amount, the PIK election also increases the Adviser’s future incentive fees on income at a compounding rate. Similarly, all things being equal, the deferral associated with PIK interest also increases the loan-to-value
ratio at a compounding rate. The Advisers may have an incentive to invest in PIK interest securities or elect to defer PIK interest payments in circumstances where they would not have done so but for the opportunity to continue to earn the incentive fee on income even when the issuers of the deferred interest securities would not be able to make actual cash payments to us on such securities. This risk could be increased because the Adviser is not obligated to reimburse us for any incentive fees received even if we subsequently incur losses or never receive in cash the deferred income that was previously accrued. In addition, the incentive fee on income generally does not include any realized capital gains or losses or unrealized capital gains or losses.

•
OID and PIK instruments may require us to make distributions to our shareholders in order to satisfy the RIC annual distribution requirement even though we will not have received any corresponding cash amount, which may make it more difficult for us to qualify for and maintain RIC tax treatment under Subchapter M of the Code and, as a result, may cause us to become subject to corporate-level income tax.

The highly competitive market in which we operate may limit our investment opportunities.
A number of entities compete with us to make the types of investments that we make. We compete with other BDCs, public and private funds, commercial and investment banks, CLO funds, commercial finance companies, and, to the extent they provide an alternative form of financing, private equity and hedge funds. Additionally, because competition for investment opportunities generally has increased among alternative investment vehicles, such as hedge funds, entities have begun to invest in areas in which they had not traditionally invested. As a result of these new entrants, competition for investment opportunities intensified in recent years and may intensify further in the future. Some of our existing and potential competitors are substantially larger and have considerably greater financial, technical and marketing resources than we do. For example, some competitors may have a lower cost of funds and access to funding sources that are not available to us. In addition, some of our competitors may have higher risk tolerances or different risk assessments, which could allow them to consider a wider variety of investments and establish more relationships than us. Furthermore, many of our competitors are not subject to the regulatory restrictions that the 1940 Act imposes on us as a BDC and that the Code imposes on us as a RIC. We cannot assure you that the competitive pressures we face will not have a material adverse effect on our business, financial condition and results of operations. Also, as a result of this existing and potentially increasing competition, we may not be able to take advantage of attractive investment opportunities from time to time, and we can offer no assurance that we will be able to identify and make investments that are consistent with our investment objective.
Identifying, structuring and consummating investments involves competition among capital providers and market and transaction uncertainty. FEAC can provide no assurance that it will be able to identify a sufficient number of suitable investment opportunities or to avoid prepayment of existing investments to satisfy our investment objectives, including as necessary to effectively structure credit facilities or other forms of leverage.
With respect to the investments we make, we do not seek to compete based primarily on the interest rates we offer, and we believe that some of our competitors may make loans with interest rates that are lower than the rates we offer. With respect to all investments, we may lose some investment opportunities if we do not match our competitors’ pricing, terms and structure. However, if we match our competitors’ pricing, terms and structure, we may experience decreased net interest income, lower yields and increased risk of credit loss. We may also compete for investment opportunities with investment funds, accounts and investment vehicles managed by the Advisers. Although the Advisers will allocate opportunities in accordance with their policies and procedures, allocations to such investment funds, accounts and investment vehicles will reduce the amount and frequency of opportunities available to us and may not be in the best interests of us and our shareholders.
Because we expect to distribute substantially all of our net investment income and net realized capital gains to our shareholders, we will need additional capital to finance our growth and such capital may not be available on favorable terms or at all.
We elected to be taxed for federal income tax purposes as a RIC under Subchapter M of the Code. If we meet certain requirements, including source of income, asset diversification and distribution requirements, and if we continue to qualify as a BDC, we will continue to qualify for tax treatment as a RIC under the Code and will not have to pay corporate-level income taxes on income we distribute to our shareholders as dividends, allowing us to substantially reduce or eliminate our corporate-level income tax liability. As a BDC, we are generally required to meet a coverage ratio of total assets (less liabilities and indebtedness not represented by senior securities) to total senior securities, which includes all of our borrowings and any preferred shares we may issue in the future, of at least 150% at the time we issue any debt or preferred shares. This requirement limits the amount that we may borrow. Because we will continue to need capital to grow our investment portfolio, this limitation may prevent us from incurring debt or preferred shares and require us to raise additional equity at a time when it may be disadvantageous to do so. We cannot assure you that debt and equity financing will be available to us on favorable terms, or at all, and debt financings may be restricted by the terms of any of our outstanding borrowings. In addition, as a BDC, we are generally not permitted to issue Common Shares priced below NAV without shareholder approval. If additional funds are not available to us, we could be forced to curtail or cease new lending and investment activities, and our NAV could decline.
Our Board may change our investment objective, operating policies and strategies without prior notice or shareholder approval.
Our Board has the authority to modify or waive certain of our operating policies and strategies without prior notice and without shareholder approval (except as required by the 1940 Act). However, absent shareholder approval, we may not change the nature of our business so as to cease to be, or withdraw our election as, a BDC. We cannot predict the effect any changes to our operating policies and strategies would have on our business, operating results, or value of our Common Shares. Nevertheless, the effects could adversely affect our business and impact our ability to make distributions and cause you to lose all or part of your investment.
We are dependent on information systems and systems failures could significantly disrupt our business, which may, in turn, negatively affect the market price of our Common Shares and our ability to pay dividends.
Our business is dependent on our and third parties’ communications and information systems and any failure or interruption of those systems, including as a result of the termination of an agreement with any third-party service providers, could cause delays or other problems in our activities. Our financial, accounting, data processing, transmission, backup or other operating systems and facilities may fail to operate properly or become disabled or damaged as a result of a disaster such as a cyber-attack, a natural catastrophe, electrical or telecommunications outages, an industrial accident, a terrorist attack, war or local or larger scale political or social events, public health emergencies, events unanticipated in our disaster recovery systems, or a support failure from external providers, which could have an adverse effect on our ability to conduct business and on our results of operations and financial condition. If a significant number of the Advisers’ employees were unavailable in the event of a disaster, our ability to effectively conduct our business could be severely compromised.
We depend heavily upon computer systems to perform necessary business functions. Despite our implementation of a variety of security measures, our computer systems could be subject to cyber-attacks and unauthorized access, such as physical and electronic break-ins,
“phishing” attempts or unauthorized tampering. Like other companies, we may experience threats to our data and systems, including malware and computer virus attacks, impersonation of authorized users, unauthorized access, system failures and disruptions. We do not control the cyber security plans and systems put in place by third-party service providers, and such third-party service providers may have limited indemnification obligations to us, the Advisers, shareholders and/or a portfolio company, each of which would be negatively impacted. If one or more of these events occurs, it could potentially jeopardize the confidential, proprietary and other information processed and stored in, and transmitted through, our computer systems and networks, or otherwise cause interruptions or malfunctions in our operations, which could result in damage to our reputation, financial losses, litigation, increased costs, regulatory penalties and/or customer dissatisfaction or loss.
Many jurisdictions in which we or our portfolio companies may operate have laws and regulations relating to data, cyber security and protection of personal information, including the General Data Protection Regulation in the European Union and the California Consumer Privacy Act, as amended (the “
CCPA
”). The CCPA

provides for enhanced consumer protections for California residents, a private right of action for data breaches and statutory fines for data breaches or other CCPA violations. If we fail to comply with the relevant laws and regulations, it could result in regulatory investigations and penalties, which could lead to negative publicity and may cause our fund investors and clients to lose confidence in the effectiveness of our security measures.
These events, in turn, could have a material adverse effect on our operating results and negatively affect the market price of our Common Shares and our ability to pay dividends to our shareholders.
We are an “emerging growth company” under the JOBS Act, and we cannot be certain if the reduced disclosure requirements applicable to emerging growth companies will make our Common Shares less attractive to investors.
We qualify as an “emerging growth company” as defined in the JOBS Act. As an emerging growth company, we are eligible to take advantage of certain exemptions from various reporting and disclosure requirements that are applicable to public companies that are not emerging growth companies. For so long as we remain an emerging growth company, we will not be required to:

(1)	have an auditor attestation report on our internal control over financial reporting pursuant to Section 404(b) of the Sarbanes-Oxley Act;

(2)
submit certain executive compensation matters to shareholder advisory votes pursuant to the “say on frequency” and “say on pay” provisions (requiring a non-binding
shareholder vote to approve compensation of certain executive officers) and the “say on golden parachute” provisions (requiring a non-binding
shareholder vote to approve golden parachute arrangements for certain executive officers in connection with mergers and certain other business combinations) of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010; or

(3)
disclose certain executive compensation related items, such as the correlation between executive compensation and performance and comparisons of the chief executive officer’s compensation to median employee compensation.

In addition, the JOBS Act provides that an emerging growth company may take advantage of an extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies. This means that an emerging growth company can delay adopting certain accounting standards until such standards are otherwise applicable to private companies.
We will remain an emerging growth company for up to five years, or until the earliest of: (1) the last date of the fiscal year during which we had total annual gross revenues of $1.235 billion or more; (2) the last day of the fiscal year ending after the fifth anniversary of any initial public offering of our Common Shares; (3) the date on which we have, during the previous three-year period, issued more than $1 billion in non-convertible
debt; or (4) the date on which we are deemed to be a “large accelerated filer” as defined under Rule
12b-2
under the Exchange Act (however, we are not likely to lose our status as an emerging growth company as a result of being deemed a “large accelerated filer” because there is not, and there is not expected to be, a public trading market for our Common Shares).
We do not believe that being an emerging growth company will have a significant impact on our business or this offering. We have elected to opt in to the extended transition period for complying with new or revised accounting standards available to emerging growth companies. Also, because we are not a large accelerated filer or an accelerated filer under
Section 12b-2
of the Exchange Act, and will not be for so long as our Common Shares are not traded on a securities exchange, we will not be subject to auditor attestation requirements of Section 404(b) of the Sarbanes-Oxley Act even once we are no longer an emerging growth company. In addition, so long as we are externally managed by the Advisers and we do not directly compensate our executive officers, or reimburse FEIM, FEAC or their affiliates for the salaries, bonuses, benefits and severance payments for persons who also serve as one of our executive officers or as an executive officer of the Advisers, we do not expect to include disclosures relating to executive compensation in our periodic reports or proxy statements and, as a result, do not expect to be required to seek shareholder approval of executive compensation and golden parachute compensation arrangements pursuant to Section 14A(a) and (b) of the Exchange Act.
We may not be able to obtain all required state licenses or licenses in any other jurisdiction where they may be required in the future.
We may be required to obtain various state licenses in order to, among other things, originate commercial loans, and may be required to obtain similar licenses from other authorities, including outside the United States, in the future in connection with one or more investments. Applying for and obtaining required licenses can be costly and take several months. There is no assurance that we will obtain all of the licenses that we need on a timely basis. Furthermore, we will be subject to various information and other requirements in order to obtain and maintain these licenses, and there is no assurance that we will satisfy those requirements. Our failure to obtain or maintain licenses might restrict investment options and have other adverse consequences.
As a public company, we are subject to regulations not applicable to private companies, such as provisions of the Sarbanes-Oxley Act. Efforts to comply with such regulations will involve significant expenditures, and non-compliance
with such regulations may adversely affect us.
As a public company, we are subject to the Sarbanes-Oxley Act, and the related rules and regulations promulgated by the SEC. Our management is required to report on our internal control over financial reporting pursuant to Section 404 of the Sarbanes-Oxley Act. We are required to review on an annual basis our internal control over financial reporting, and on a quarterly and annual basis to evaluate and disclose changes in our internal control over financial reporting. As a relatively new company, developing and maintaining an effective system of internal controls may require significant expenditures, which may negatively impact our financial performance and our ability to make distributions. This process also will result in a diversion of our management’s time and attention. We cannot be certain of when our evaluation, testing and remediation actions will be completed or the impact of the same on our operations. In addition, we may be unable to ensure that the process is effective or that our internal controls over financial reporting are or will be effective in a timely manner. In the event that we are unable to develop or maintain an effective system of internal controls and maintain or achieve compliance with the Sarbanes-Oxley Act and related rules, we may be adversely affected.
Our independent registered public accounting firm will not be required to formally attest to the effectiveness of our internal control over financial reporting until there is a public market for our Common Shares, which is not expected to occur.
Although we have implemented a share repurchase program, we have discretion to not repurchase shares, and our Board has the ability to amend or suspend the program.
Our Board may amend or suspend the share repurchase program if in its reasonable judgment it deems such action to be in our best interest and the best interest of our shareholders. As a result, share repurchases may not be available each quarter, such as when a repurchase offer would place an undue burden on our liquidity, adversely affect our operations or risk having an adverse impact on the Fund that would outweigh the benefit of the repurchase offer. We intend to conduct repurchase offers in accordance with the requirements of Rule
13e-4
promulgated under the Exchange Act and the 1940 Act. As a result, large repurchases may cause us to exceed the repurchase limits under our share repurchase program, in which case we will repurchase shares on a pro rata basis. Additionally, if a large investor submits a significant repurchase request, it could result in smaller investors experiencing a higher level of proration on their repurchase requests. In the event that an investor’s repurchase request is prorated for one tender offer, the investor must submit a new repurchase request in a subsequent tender offer if the investor still wishes to have their shares repurchased. All Common Shares purchased by us pursuant to the terms of each tender offer will be retired and thereafter will be authorized and unissued Common Shares.

The mechanics of our share repurchase program may change in the future, due to decisions made by our Board or changes in applicable law or guidance from the staff of the SEC.
Negative publicity relating to the private credit industry could lead to increased repurchase requests from shareholders, adversely affect the valuation of certain investments, harm the Advisers’ reputation or adversely affect our borrower or investor relationships and fundraising efforts.
In recent periods there has been increased negative publicity with respect to the private credit industry, including as a result of the private credit industry’s significant exposure to the software and technology sectors. This negative publicity has coincided with increased investor repurchase requests across certain BDCs, registered closed-end funds and other private investment funds pursuing such private credit strategies that conduct periodic repurchase offers. Negative publicity, press speculation about us and concerns surrounding the private credit industry generally, whether or not valid, could lead to increased repurchase requests from certain of our shareholders, heighten scrutiny on our and the Advisers’ business, encourage litigation and regulatory inquiries, harm the Advisers’ reputation or adversely affect our borrower or investor relationships and fundraising efforts. If this trend of increased investor repurchase requests persists, we may face elevated repurchase requests and may be required to sell investments to generate liquidity, which could place downward pressure on the market value of certain investments. Market dislocations or forced selling by market participants holding similar investments could adversely affect the valuation of comparable investments we hold.

Risks Related to Our Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to Our Investments
Our investments in prospective private and middle market portfolio companies are risky, and we could lose all or part of our investment.
Investment in private and middle market companies involves a number of significant risks. Generally, little public information exists about these companies, and we are required to rely on the ability of the Advisers’ investment professionals to obtain adequate information to evaluate the potential returns from investing in these companies. If we are unable to uncover all material information about these companies, we may not make a fully informed investment decision, and we may lose money on our investments. Certain companies may have limited financial resources and may be unable to meet their obligations under their debt securities that we hold, which may be accompanied by a deterioration in the value of any collateral and a reduction in the likelihood of our realizing any guarantees we may have obtained in connection with our investment. In addition, they typically have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. Additionally, smaller companies are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on our portfolio company and, in turn, on us. Smaller companies also generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. In addition, our executive officers, trustees and our investment adviser may, in the ordinary course of business, be named as defendants in litigation arising from our investments in the portfolio companies.
The portfolio companies and credit instruments in which the Fund invests will generally have a credit quality consistent with below investment grade securities, which are risky and highly speculative and could cause us to lose all or part of our investment.
Investments in the credit of private companies is highly speculative and involves a high degree of risk of credit loss, and therefore the Fund’s Common Shares may not be suitable for someone with a low tolerance for risk. These risks are likely to increase during an economic recession. Most of the credit instruments in which the Fund invests, including its investments in syndicated bank loans, middle market “club” loans, high-yield bonds, lower middle market direct lending loans and other debt instruments will be rated below investment grade by rating agencies or, if unrated, will be of comparable quality. Below investment grade investments are often referred to as “high-yield” or “junk” securities. Below investment grade debt instruments are rated “
Ba1
” or lower by Moody’s Investors Service, Inc., “BB+” or lower by S&P Global Ratings and/or “BB+” or lower by Fitch Ratings or, if unrated, are judged to be of comparable credit quality. The direct lending loans in which we invest typically are not rated by any rating agency, but if such investments were rated, they would likely be below investment grade. For these securities, the risks associated with below investment grade instruments are more pronounced. We may invest without limit in debt of any rating, as well as debt that has not been rated by any nationally recognized statistical rating organization. Accordingly, we will be exposed to a greater amount of credit risk than a fund that invests solely in investment grade debt securities and other types of credit instruments.
While generally providing greater income and opportunity for gain, below investment grade securities or comparable unrated securities may be subject to greater risks than securities or instruments that have higher credit ratings, including a higher risk of default. The credit rating of a high-yield bond and/or syndicated bank loan that is rated below investment grade does not necessarily address its market value risk, and ratings may from time to time change, positively or negatively, to reflect developments regarding the issuer’s financial condition. Below investment grade high-yield bonds and syndicated bank loans and similar instruments often are considered to be speculative with respect to the capacity of the borrower to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than higher rated securities. Below investment grade securities or comparable unrated securities may be particularly susceptible to economic downturns. It is likely that a prolonged or deepening economic recession could adversely affect the ability of some borrowers issuing below investment grade debt instruments to repay principal and pay interest on the instrument, increase the incidence of default and severely disrupt the market value of the securities and similar debt instruments.
Issuers of the below investment grade securities or comparable unrated securities in which the Fund may invest may default on their obligations to pay principal or interest when due. This nonpayment would result in a reduction of income to the Fund, a reduction in the value of such debt instrument experiencing nonpayment and, potentially, a decrease in the NAV of the Fund. With respect to the Fund’s investments in debt instruments that are secured, there can be no assurance that liquidation of collateral would satisfy the issuer’s obligation in the event of nonpayment of scheduled interest or principal or that such collateral could be readily liquidated. In the event of bankruptcy of an issuer, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing such debt instrument. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to an investment, the Fund may lose its entire investment or may be required to accept cash or securities with a value substantially less than its original investment.
Additionally, the secondary market for below investment grade securities and comparable unrated securities tends to be less liquid and more volatile than that for higher rated instruments. For these reasons, your investment in us is subject to the following specific risks: (i) increased price sensitivity to a deteriorating economic environment; (ii) greater risk of loss due to default or declining credit quality; (iii) adverse company specific events are more likely to render the issuer unable to make interest and/or principal payments; and (iv) depression of the price and liquidity of lower grade securities may occur if a negative perception of the lower grade debt market develops, which could last for a significant period.
Furthermore, because unrated securities may not have an active trading market or may be difficult to value, the Fund might have difficulty selling them promptly at an acceptable price. To the extent that the Fund invests in unrated securities, the Fund’s ability to achieve its investment objectives will be more dependent on the Subadviser’s credit analysis than would be the case when the Fund invests in rated securities.
We expect to invest primarily in directly originated debt investments of private companies and we may not realize gains from our equity investments.
While we expect to invest primarily in directly originated debt investments of private companies, in certain instances, we expect to make equity co-investments
in the form of preferred shares or similar securities. Our goal is ultimately to dispose of such equity interests and realize gains upon our disposition of such interests. However, the equity interests we receive may not appreciate in value and, in fact, may decline in value. Accordingly, we may not be able to realize gains from our equity interests, and any gains that we do realize on the disposition of any equity interests may not be sufficient to offset any other losses we experience.
We may not be in a position to exercise control over our portfolio companies or to prevent decisions by management of our portfolio companies that could decrease the value of our investments.
We do not generally intend to take controlling equity positions in our portfolio companies. To the extent that we do not hold a controlling equity interest in a portfolio company, we are subject to the risk that such portfolio company may make business decisions with which we disagree, and the shareholders and management of such portfolio company may take risks or otherwise act in ways that are adverse to our interests. Due to the lack of liquidity for the debt and equity investments that we expect to typically hold in our portfolio companies, we may not be able to dispose of our investments in the event we disagree with the actions of a portfolio company and may therefore suffer a decrease in the value of our investments.
In addition, we may not be in a position to control any portfolio company by investing in its debt securities. As a result, we are subject to the risk that a portfolio company in which we invest may make business decisions with which we disagree and the management of such company, as representatives of the holders of their common equity, may take risks or otherwise act in ways that do not serve our interests as debt investors. Further, the debt securities in which we invest in a portfolio company may have fewer or no financial maintenance covenants and restrictions, particularly with respect to broadly syndicated loans. These are called covenant-lite loans. A covenant-lite loan typically results in a lender having less of an ability to proactively exercise rights and remedies as a result of financial performance until a payment default occurs.
Our portfolio companies may be highly leveraged.
Some of our portfolio companies may be highly leveraged, which may have adverse consequences to these companies and to us as an investor. These companies may be subject to restrictive financial and operating covenants and the leverage may impair these companies’ ability to finance their future operations and capital needs. As a result, these companies’ flexibility to respond to changing business and economic conditions and to take advantage of business opportunities may be limited. Further, a leveraged company’s income and net assets will tend to increase or decrease at a greater rate than if borrowed money were not used.
Our portfolio companies may incur debt that ranks equally with, or senior to, our investments in such companies.
We expect to invest a portion of our capital in second lien and the
“last-out”
tranche of unitranche loans (also known as first lien second out loans) issued by our portfolio companies. The portfolio companies usually have, or may be permitted to incur, other debt that ranks equally with, or senior to, the debt securities in which we invest. Such investments are subject to greater risk of default than senior obligations as a result of adverse changes in the financial condition of the obligor or in general economic conditions. By their terms, such debt instruments may provide that the holders are entitled to receive payment of interest or principal on or before the dates on which we are entitled to receive payments in respect of the debt securities in which we invest. These debt instruments would usually prohibit the portfolio companies from paying interest on or repaying our investments in the event and during the continuance of a default under the debt. Also, in the event of insolvency, liquidation, dissolution, reorganization or bankruptcy of a portfolio company, holders of debt instruments ranking senior to our investment in that portfolio company would typically be entitled to receive payment in full before we receive any distribution in respect of our investment. After repaying such senior creditors, such portfolio company may not have any remaining assets to use for repaying its obligation to us. In the case of debt ranking equally with debt securities in which we invest, we would have to share any distributions on an equal and ratable basis with other creditors holding such debt in the event of an insolvency, liquidation, dissolution, reorganization or bankruptcy of the relevant portfolio company.

Certain loans that we expect to make to portfolio companies may be secured on a second priority basis by the same collateral securing senior secured debt of such companies. In addition, we may make, in the future, unsecured loans to portfolio companies, meaning that such loans will not benefit from any interest in collateral of such companies. Liens on a portfolio company’s collateral, if any, will secure the portfolio company’s obligations under any outstanding senior debt and may secure certain other future debt that may be permitted to be incurred by the portfolio company under the agreements governing the loans. The holders of obligations secured by the first priority liens on the collateral will generally control the liquidation of, and be entitled to receive proceeds from, any realization of the collateral to repay their obligations in full before us. In addition, the value of the collateral in the event of liquidation will depend on market and economic conditions, the availability of buyers and other factors. There can be no assurance that the proceeds, if any, from the sale or sales of all of the collateral would be sufficient to satisfy the loan obligations secured by the second priority liens after payment in full of all obligations secured by the first priority liens on the collateral. If such proceeds are not sufficient to repay amounts outstanding under the loan obligations secured by the second priority liens, then we, to the extent not repaid from the proceeds of the sale of the collateral, will only have an unsecured claim against the portfolio company’s remaining assets, if any.
The rights we may have with respect to the collateral securing certain loans we make to our portfolio companies may also be limited pursuant to the terms of one or more intercreditor agreements or agreements among lenders. Under these agreements, we may forfeit certain rights with respect to the collateral to holders with prior claims. These rights may include the right to commence enforcement proceedings against the collateral, the right to control the conduct of those enforcement proceedings, the right to approve amendments to collateral documents, the right to release liens on the collateral and certain rights to receive interest and certain amortization payments that would be allocated to other lenders under the credit facility. We may not have the ability to control or direct such actions, even if as a result our rights as lenders are adversely affected.
Global macroeconomic conditions, economic recessions or downturns or restrictions on trade could impair our portfolio companies and adversely affect our operating results.
Both the global and U.S economies are subject to periodic downturns that, from time to time, result in recessions or more serious macroeconomic events such as supply chain challenges, labor shortages, tariffs and trade wars, heightened interest rates and inflation, foreign currency exchange volatility, and volatility in global capital markets. The risks associated with our and our portfolio companies’ businesses are more severe during periods of economic slowdown or recession.
Many of our portfolio companies may be susceptible to economic recessions or downturns and may be unable to repay our debt investments during these periods. Therefore, our non-performing
assets are likely to increase, and the value of our portfolio is likely to decrease during these periods. Adverse economic conditions may also decrease the value of any collateral securing our senior secured debt. A prolonged recession may further decrease the value of such collateral and result in losses of value in our portfolio and a decrease in our revenues, net income and NAV. Certain of our portfolio companies may also be impacted by tariffs or other matters affecting international trade. Unfavorable economic conditions also could increase our funding costs, limit our access to the capital markets or result in a decision by lenders not to extend credit to us on terms we deem acceptable. These events could prevent us from increasing investments and adversely affect our operating results.
A portfolio company’s failure to satisfy financial or operating covenants imposed by us or other lenders could lead to defaults and, potentially, acceleration of the time when the loans are due and foreclosure on its assets representing collateral for its obligations, which could trigger cross defaults under other agreements and jeopardize our portfolio company’s ability to meet its obligations under the debt investments that we hold and the value of any equity securities we own. We may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting portfolio company. These events could harm our financial condition and operating results.

We may be exposed to special risks associated with bankruptcy cases.
One or more of our portfolio companies may be involved in bankruptcy or other reorganization or liquidation proceedings. Many of the events within a bankruptcy case are adversarial and often beyond the control of the creditors. While creditors generally are afforded an opportunity to object to significant actions, we cannot assure you that a bankruptcy court would not approve actions that may be contrary to our interests. There also are instances where creditors can lose their ranking and priority if they are considered to have taken over management of a borrower.
To the extent that portfolio companies in which we invest through a unitranche facility are involved in bankruptcy proceedings, the outcome of such proceedings may be uncertain. For example, it is unclear whether a bankruptcy court would enforce an agreement among lenders which sets the priority of payments among unitranche lenders. In such a case, the “first out” lenders in the unitranche facility may not receive the same degree of protection as they would if the agreement among lenders was enforced.
Where debt senior to our loan exists, the presence of intercreditor arrangements may limit our ability to amend our loan documents, assign our loans to affiliates of the portfolio company, accept prepayments, exercise our remedies (through “standstill” periods) and control decisions made in bankruptcy proceedings relating to the portfolio company.
The reorganization of a company can involve substantial legal, professional and administrative costs to a lender and the borrower. It is subject to unpredictable and lengthy delays and during the process a company’s competitive position may erode, key management may depart and a company may not be able to invest adequately. In some cases, the debtor company may not be able to reorganize and may be required to liquidate assets. The debt of companies in financial reorganization will, in most cases, not pay current interest, may not accrue interest during reorganization and may be adversely affected by an erosion of the issuer’s fundamental value.
In addition, lenders can be subject to lender liability claims for actions taken by them where they become too involved in the borrower’s business or exercise control over the borrower. For example, we could become subject to a lender liability claim (alleging that we misused our influence on the borrower for the benefit of its lenders), if, among other things, the borrower requests significant managerial assistance from us and we provide that assistance. To the extent we and an affiliate both hold investments in the same portfolio company that are of a different character, we may also face restrictions on our ability to become actively involved in the event that that portfolio company becomes distressed as a result of the restrictions imposed on transactions involving affiliates under the 1940 Act. In such cases, we may be unable to exercise rights we may otherwise have to protect our interests as security holders in such portfolio company.
Our investments in loans could be subject to extended settlement times, which would increase our risk of loss.
Transactions involving loans may have significantly longer settlement periods (e.g., longer than seven (7) days) than certain other liquid investments. The sale proceeds related to the sale of our loans may not be available to make additional investments within the desired timeframe or to meet our liquidity needs in connection with our share repurchase program until potentially a substantial period after the sale of the loans.
Our loans could be subject to equitable subordination by a court, which would increase our risk of loss with respect to such loans.
Courts may apply the doctrine of equitable subordination to subordinate the claim or lien of a lender against a borrower to claims or liens of other creditors of the borrower, when the lender or its affiliates is found to have engaged in unfair, inequitable or fraudulent conduct. The courts have also applied the doctrine of equitable subordination when a lender or its affiliates is found to have exerted inappropriate control over the borrower, including control resulting from the ownership of equity interests in the borrower.
Payments on one or more of our loans, particularly a loan to a client in which we also hold an equity interest, may be subject to claims of equitable subordination. If we were deemed to have the ability to control or otherwise exercise influence over the business and affairs of one or more of our portfolio companies resulting in economic hardship to other creditors of that company, this control or influence may constitute grounds for equitable subordination and a court may treat one or more of our loans as if it were unsecured or common equity in the portfolio company. In that case, if the portfolio company were to liquidate, we would be entitled to repayment of our loan on a pro-rata
basis with other unsecured debt or, if the effect of subordination was to place us at the level of common equity, then on an equal basis with other holders of the portfolio company’s common equity only after all of its obligations relating to its debt and preferred securities had been satisfied.
Our failure to make
follow-on
investments in our portfolio companies could impair the value of our portfolio.
Following an initial investment in a portfolio company, we may make additional investments in that portfolio company as
“follow-on”
investments in order to: (1) increase or maintain in whole or in part our equity ownership percentage; (2) exercise warrants, options or convertible securities that were acquired in the original or subsequent financing; (3) attempt to preserve or enhance the value of our initial investment; or (4) to finance an acquisition or other material transaction. We have the discretion to make any follow-on
investments, subject to the availability of capital resources. We may elect not to make follow-on
investments or otherwise lack sufficient funds to make those investments. Our failure to make follow-on
investments may, in some circumstances, jeopardize the continued viability of a portfolio company and our initial investment, or may result in a missed opportunity for us to increase our participation in a successful operation. Even if we have sufficient capital to make a desired follow-on
investment, we may elect not to make such
follow-on
investment because we may not want to increase our concentration of risk, because we prefer other opportunities, because we are inhibited by compliance with BDC requirements or because of tax constraints. We may also make follow on investments that exceed our target hold size because other co-investing
funds may not have available capital.
If we do not invest a sufficient portion of our assets in qualifying assets, we could fail to qualify as a BDC or be precluded from investing according to our current business strategy, which would have a material adverse effect on our business, financial condition and results of operations, including, but not limited to, the tax status of any distributions. Our ability to invest in public companies may be limited in certain circumstances.
To maintain our status as a BDC, we are not permitted to acquire any assets other than “qualifying assets” specified in the 1940 Act unless, at the time the acquisition is made, at least 70% of our total assets are qualifying assets (with certain limited exceptions). Subject to certain exceptions for follow-on
investments and distressed companies, an investment in an issuer that has outstanding securities listed on a national securities exchange may be treated as a qualifying asset only if such issuer has a market capitalization that is less than $250 million at the time of such investment and meets the other specified requirements. We believe that most of the investments that we may acquire in the future will constitute qualifying assets. However, we may be precluded from investing in what we believe are attractive investments if such investments are not qualifying assets for purposes of the 1940 Act.
If we do not invest a sufficient portion of our assets in qualifying assets, we could be found to be in violation of the 1940 Act provisions applicable to BDCs and possibly lose our status as a BDC, which would have a material adverse effect on our business, financial condition and results of operations, including, but not limited to, the tax status of any distributions. Similarly, these rules could prevent us from making follow-on
investments in existing portfolio companies (which could result in the dilution of our position) or could require us to dispose of investments at inopportune times in order to come into compliance with the 1940 Act. If we need to dispose of such investments quickly, it may be difficult to dispose of such investments on favorable terms. For example, we may have difficulty in finding a buyer and, even if we do find a buyer, we may have to sell the investments at a substantial loss. See “Regulation—Qualifying Assets.”
Our investments in foreign securities may involve significant risks in addition to the risks inherent in U.S. investments.
Our investment strategy contemplates that a portion of our investments may be in
non-U.S.
companies although we are required generally to invest at least 70% of our assets in companies organized and having their principal place of business within the U.S. and its possessions. Investing in foreign companies may expose us to additional risks not typically associated with investing in U.S. companies. These risks include changes in exchange control regulations, political and social instability, expropriation, imposition of foreign taxes, less liquid markets and less available information than is generally the case in the United States, higher transaction costs, less government supervision of exchanges, brokers and issuers, less developed bankruptcy laws, difficulty in enforcing contractual obligations, lack of uniform accounting and auditing standards and greater price volatility. These risks may be more pronounced for portfolio companies located or operating primarily in emerging markets whose economies, markets and legal systems may be less developed.
Although it is anticipated that most of our investments will be denominated in U.S. dollars, our investments that are denominated in a foreign currency will be subject to the risk that the value of a particular currency may change in relation to the U.S. dollar. Among the factors that may affect currency values are trade balances, the level of short-term interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation and political developments. We may employ hedging techniques to minimize these risks, but we can offer no assurance that we will, in fact, hedge currency risk or, that if we do, such strategies will be effective. As a result, a change in currency exchange rates may adversely affect our profitability.
We may acquire various financial instruments for purposes of “hedging” or reducing our risks, which may be costly and ineffective and could reduce our cash available for distribution to our shareholders.
We may seek to hedge against interest rate and currency exchange rate fluctuations and credit risk by using financial instruments such as futures, options, swaps and forward contracts, subject to the requirements of the 1940 Act. The use of derivatives is a highly specialized activity that can involve investment techniques and risks different from, and in some respects greater than, those associated with investing in more traditional investments such as stocks and bonds. While we may enter into transactions to seek to reduce currency exchange rate and interest rate risks, unanticipated changes in currency exchange rates or interest rates may result in poorer overall investment performance than if we had not engaged in any such hedging transactions. In addition, the degree of correlation between price movements of the instruments used in a hedging strategy and price movements in the portfolio positions being hedged may vary. Moreover, for a variety of reasons, we may not seek or be able to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Any such imperfect correlation may prevent us from achieving the intended hedge and expose us to risk of loss. In addition, it may not be possible to hedge fully or perfectly against currency fluctuations affecting the value of securities denominated in
non-U.S.
currencies because the value of those securities is likely to fluctuate as a result of factors not related to currency fluctuations. In addition, defaults by the other party to a hedging transaction can result in losses in the hedging transaction. Also, if we invest in derivatives at inopportune times or judge market conditions incorrectly, such investments may lower our returns or result in a loss. We also could experience losses if we are unable to liquidate our position because of an illiquid secondary market. The market for some derivatives is, or suddenly can become, illiquid, especially in times of financial stress. Because they are two-party
contracts and because they may have terms of greater than seven (7) days, certain swap transactions may be considered to be illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. Hedging transactions may also reduce cash available to pay distributions to our shareholders.
The Fund expects to rely on certain exemptions in Rule
18f-4
to enter into derivatives transactions and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Under Rule
18f-4,
“derivatives transactions” include the following: (1) any swap, security-based swap, futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; and (3) if the Fund determines to rely on the exemption in Rule
18f-4(d)(1)(ii),
reverse repurchase agreements and similar financing transactions.

The Fund intends to operate as a “limited derivatives user” for purposes of the derivatives transactions exemption in Rule
18f-4.
To qualify as a limited derivatives user, the Fund’s “derivatives exposure” is limited to 10% of its net assets (as calculated in accordance with Rule
18f-4).
If the Fund fails to qualify as a “limited derivatives user” as defined in Rule
18f-4
and seeks to enter into derivatives transactions, the Fund will be required to establish a comprehensive derivatives risk management program, to comply with certain value-at-risk
based leverage limits, to appoint a derivatives risk manager and to provide additional disclosure both publicly and to the SEC regarding its derivatives positions.
The Fund will rely on an exemption in Rule
18f-4(e)
when entering into unfunded commitment agreements, which includes any commitment to make a loan to a company, including term loans, delayed draw term loans, and revolvers, or to invest equity in a company. To rely on the unfunded commitment agreements exemption, the Fund must reasonably believe, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all of its unfunded commitment agreements, in each case as they come due. In addition, the Fund will rely on the exemption in Rule
18f-4(f)
when purchasing when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced
commitments, and dollar rolls) and
non-standard
settlement cycle securities, if certain conditions are met.
We may incur greater risk with respect to investments we acquire through assignments or participations of interests.
Although we originate a substantial portion of our loans, we may acquire loans through assignments or participations of interests in such loans. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to such debt obligation. However, the purchaser’s rights can be more restricted than those of the assigning institution, and we may not be able to unilaterally enforce all rights and remedies under an assigned debt obligation and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest and not directly with the borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. In purchasing participations, we generally will have no right to enforce compliance by the borrower with the terms of the loan agreement against the borrower, and we may not directly benefit from the collateral supporting the debt obligation in which we have purchased the participation. As a result, we will be exposed to the credit risk of both the borrower and the institution selling the participation. In addition, to the extent that the lead institution fails and any borrower collateral is used to reduce the balance of a participated loan, we will be regarded as a creditor of the lead institution and will not benefit from the exercise of any set-off
rights by the lead institution or its receiver.
Further, in purchasing participations in lending syndicates, our Subadviser will not be able to conduct the same level of due diligence on a borrower or the quality of the loan with respect to which we are buying a participation as we would conduct if we were investing directly in the loan. This difference may result in us being exposed to greater credit or fraud risk with respect to such loans than we expected when initially purchasing the participation.
Changes in healthcare laws and other regulations applicable to some of our portfolio companies’ businesses may constrain their ability to offer their products and services.
Changes in healthcare or other laws and regulations applicable to the businesses of some of our portfolio companies may occur that could increase their compliance and other costs of doing business, require significant systems enhancements, or render their products or services less profitable or obsolete, any of which could have a material adverse effect on their results of operations. There has also been an increased political and regulatory focus on healthcare laws in recent years, and new legislation could have a material effect on the business and operations of some of our portfolio companies.

Our equity ownership in a portfolio company may represent a control investment. Our ability to exit a control investment may be limited.
We may acquire control investments in portfolio companies. Our ability to divest ourselves from a debt or equity investment in a controlled portfolio company could be restricted due to illiquidity in a private stock, limited trading volume on a public company’s stock, inside information on a company’s performance, insider blackout periods, or other factors that could prohibit us from disposing of the investment as we would if it were not a control investment. Additionally, we may choose not to take certain actions to protect a debt investment in a control investment portfolio company. As a result, we could be limited in our ability to exit a control investment at an ideal time, which could diminish the value we are able to receive upon exiting such control investment.
We may experience risks arising from potential controlled group liability.
Under ERISA and the Code, all members of a group of commonly controlled trades or businesses may be jointly and severally liable for each other’s obligations to any defined benefit pension plans maintained by an entity in the controlled group or to which such entity is obligated to contribute. These obligations may include the obligation to make required pension contributions, the obligation to fund any deficit amount upon pension plan termination and the obligation to pay withdrawal liability owed to an underfunded multiemployer (union-sponsored) plan to which such entity makes contributions if the entity withdraws from such plan. A 2013 U.S. Federal Appeals court decision found that certain supervisory and portfolio management activities of a private equity fund could cause a fund to be considered a trade or business for these purposes, and thus, liable for withdrawal liability owed by a fund’s portfolio company to an underfunded multiemployer plan which covered the employees of the portfolio company. Accordingly, if we (and together with any affiliated funds) invested in a control type investment that maintained or contributed to defined benefit pension plans and if we were found to be engaged in a “trade or business” for ERISA purposes, we and the various entities in which we have a control type investment could be held liable for the defined benefit pension obligations of one or more of such investments.
We and our portfolio companies may experience risks related to the use of artificial intelligence.
Technological developments in artificial intelligence, including machine learning technology and generative artificial intelligence (
“AI Technology”
 and, collectively,
 “AI Technologies”
) and their current and potential future applications, as well as the legal and regulatory frameworks within which they operate, are rapidly evolving. The full extent of current or future risks related thereto is not possible to predict and we and our portfolio companies may not be able to anticipate, prevent, mitigate or remediate all of the potential risks, challenges or impacts of such changes. Any of these technological innovations could result in harm to us, the Advisers or our portfolio companies; reduce demand for their products, services, software or technology offerings; significantly disrupt the markets in which they operate; and subject them to increased competition, including industry pricing or other competitive dynamics. These effects could materially and adversely affect their business, financial condition, results of operations and growth prospects, impact their valuations and ultimately have an adverse impact on us. Advancements in computing and AI Technologies, including efficiency improvements, without related increases in the adoption and development of such technologies, could also negatively impact demand for, and the valuation of, digital infrastructure assets of our affiliates and our portfolio companies.
We, the Advisers and our portfolio companies avail ourselves/themselves of the benefits, insights and efficiencies that are available through the use of AI Technologies. While we, the Advisers, our affiliates and our portfolio companies have begun to deploy AI Technologies in a variety of ways, including in the evaluation and management of investments, legal and marketing compliance, customer engagement, content creation and rules-based operations (e.g., legal, accounting, and transaction processing), the long-term effectiveness and scalability of AI Technologies remain uncertain. In addition, the use of AI Technologies presents a number of risks that cannot be fully mitigated. For example, AI Technologies are highly reliant on the collection and analysis of large amounts of data and complex algorithms, but it is not possible or practicable to incorporate all relevant data into models that AI Technologies utilize to operate. Moreover, with the use of AI Technologies, there often exists a lack of transparency of how inputs are converted to outputs, and neither we, the Advisers nor our portfolio companies can fully validate this process and its accuracy. The accuracy of such inputs and the resulting impact on the results of AI Technologies cannot be verified and could result in a diminished quality of work product that includes or is derived from inaccurate or erroneous information. Further, inherent bias in the construction of AI Technologies can lead to a wide array of risks including but not limited to accuracy, efficacy and reputational harm. Therefore, it is expected that data in such models will contain a degree of inaccuracy and error, and potentially materially so, and that such data as well as algorithms in use could otherwise be inadequate or flawed, which would be likely to degrade the effectiveness of AI Technologies and could adversely impact us, the Advisers or our portfolio companies to the extent we/they rely on the work product of such AI Technologies. The volume and reliance on data and algorithms also make AI Technologies, and in turn us, the Advisers and our portfolio companies, more susceptible to cybersecurity threats, including the compromise of underlying models, training data, or other intellectual property. We, the Advisers and our portfolio companies could be exposed to risks to the extent third-party
service providers, or any counterparties use AI Technologies in their business activities. At the same time, to the extent utilized by the Advisers, any interruption of access to or use of AI Technologies could impede the ability of us, the Advisers or our portfolio companies to generate information and analysis that could be beneficial to us/them and our/their business, financial condition and results of operations. AI Technologies will likely also be competitive with certain business activities or increase the obsolescence of certain organizations’ products or services, particularly as AI Technologies improve. This could also have an adverse impact on us, the Advisers or our portfolio companies.
AI Technologies can also be misused or misappropriated by third parties and/or employees of the Advisers or our portfolio companies. For example, there is a risk that a user will input confidential information, including material non-public
information, or personal identifiable information, into AI Technologies applications, resulting in such information becoming part of a dataset that is accessible by other third-party AI Technologies applications and users including competitors of us, the Advisers or our portfolio companies. Moreover, we, the Advisers and our portfolio companies will not necessarily be in a position to control the manner in which third-party AI Technologies are developed or maintained or the manner in which third parties use AI Technologies to provide services, even where they have sought contractual protections. The use of AI Technologies, including potential inadvertent disclosure of confidential information or personal identifiable information, could also lead to legal and regulatory investigations and enforcement actions. Relatedly, we, the Advisers and our portfolio companies could be exposed to risks to the extent third-party service providers or any counterparties use AI Technologies in their business activities.
Regulations related to AI Technologies could also impose certain obligations and costs related to monitoring and compliance. Regulators are increasing scrutiny of, and enacting or considering enacting regulations regarding, the use of AI Technologies, including the use of “big data,” diligence of data sets and oversight of data vendors. The use of AI Technologies by us, the Advisers or our portfolio companies may require compliance with legal and regulatory frameworks that are not fully developed or tested, and we, the Advisers or our portfolio companies may face litigation and regulatory actions related to the use or the engagement of vendors that use AI Technologies. In April 2023, the Federal Trade Commission, U.S. Department of Justice, Consumer Financial Protection Bureau, and U.S. Equal Employment Opportunity Commission released a joint statement on artificial intelligence demonstrating interest in monitoring the development and use of automated systems and enforcement of their respective laws and regulations. In October 2023, an executive order established new standards for AI safety and security. In addition to the U.S. regulatory framework, the EU adopted the Artificial Intelligence Act in 2024, which applies to certain AI Technologies and the data used to train, test and deploy them, which may create additional compliance burdens, higher administrative costs and significant penalties should we, the Advisers and our portfolio companies fail to comply or be perceived to fail to comply.

AI Technologies and their current and potential future applications including in the private investment and financial sectors, as well as the legal and regulatory frameworks within which they operate, continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.

Risks Related to the Advisers and Their Affiliates; Conflicts of Interest [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to the Advisers and Their Affiliates; Conflicts of Interest
We are dependent upon senior management personnel of the Advisers for our future success, and if the Advisers are unable to retain qualified personnel or if our investment adviser loses any member of their senior management teams, our ability to achieve our investment objectives could be significantly harmed.
We depend on the members of senior management of FEAC and Napier Park, particularly the members of the Investment Committees (the “Investment Committee Members”). The Investment Committee Members and other investment professionals make up our investment team and are responsible for the identification, final selection, structuring, closing and monitoring of our investments. These Investment Committee Members have critical industry experience and relationships that we will rely on to implement our business plan. Our future success depends on the continued service of FEAC’s and Napier Park’s senior management team. An Investment Committee Member could depart at any time for any reason, which we have no control over. The departure of any of the members of FEAC’s or Napier Park’s senior management or a significant number of the Investment Committee Members could have a material adverse effect on our ability to achieve our investment objective. As a result, we may not be able to operate our business as we expect, and our ability to compete could be harmed, which could cause our operating results to suffer. FEAC and/or Napier Park may need to hire, train, supervise and manage new investment professionals to participate in our investment selection and monitoring process and may not be able to find investment professionals in a timely manner or at all. Further, we and our Advisers do not intend to separately maintain key person life insurance on any of these individuals. In addition, we can offer no assurance that FEAC will remain our investment subadviser or our administrator.
We may be obligated to pay the Adviser incentive compensation even if we incur a net loss due to a decline in the value of our portfolio.
Our Advisory Agreement entitles the Adviser to receive
Pre-Incentive
Fee Net Investment Income Returns regardless of any capital losses. In such case, we may be required to pay the Adviser incentive compensation for a fiscal quarter even if there is a decline in the value of our portfolio or if we incur a net loss for that quarter.
In addition, any
Pre-Incentive
Fee Net Investment Income Returns may be computed and paid on income that may include interest that has been accrued but not yet received. If a portfolio company defaults on a loan that is structured to provide accrued interest, it is possible that accrued interest previously included in the calculation of the incentive fee will become uncollectible. The Adviser is not under any obligation to reimburse us for any part of the incentive fee it received that was based on accrued income that we never received as a result of a default by an entity on the obligation that resulted in the accrual of such income, and such circumstances would result in our paying an incentive fee on income we never received. Further, the deferral of interest on a PIK loan increases its loan-to-value
ratio, which is a measure of the riskiness of a loan.
The Advisers and their affiliates, senior management and employees have certain conflicts of interest, including with respect to the allocation of investment opportunities.
The Advisers, their senior management, and employees serve or may serve as investment advisers, officers, trustees or principals of entities that operate in the same or a related line of business. In addition, the Advisers and their affiliates may sponsor or manage investment funds, accounts or other investment vehicles with similar or overlapping investment strategies. Any affiliated investment vehicle formed in the future and managed by the Advisers or their affiliates may also invest in asset classes similar to those targeted by us. For example, FEAC may serve as investment adviser to one or more private funds, registered open-end
funds, registered
closed-end
funds, separate managed accounts, BDCs and CLOs. In addition, the Fund’s officers may serve in similar capacities for one or more private funds, registered
open-end
funds, registered
closed-end
funds, BDCs and CLOs. Accordingly, these individuals may have obligations to investors in those entities or funds, the fulfillment of which might not be in our best interests or the best interests of our shareholders. In addition, certain of the personnel employed by the Advisers or focused on our business may change in ways that are detrimental to our business. As a result, the Advisers may face conflicts in allocating investment opportunities between us and such other entities. To the extent FEAC and its affiliates determine that an investment is appropriate for the Fund and for one or more other funds, the Advisers intend to allocate investment opportunities across the entities for which such opportunities are appropriate, consistent with (a) certain restrictions under the 1940 Act and rules thereunder regarding co-investments
with affiliates, (b) the requirements of the Advisers Act and (c) the Advisers’ internal conflict of interest and allocation policies. Although FEAC will endeavor to allocate investment opportunities in a fair and equitable manner, it is possible that we may not be given the opportunity to participate in such investments. The Fund and the Advisers intend to rely on the
Co-Investment
Order, which permits the Fund to, among other things,
co-invest
with certain other persons, including certain affiliates of the Advisers and certain public or private funds managed by the Advisers and their affiliates, subject to certain terms and conditions.
The 1940 Act imposes significant limits on
co-investment
with affiliates of the Fund, and without an exemptive order the Fund generally would not be permitted to co-invest
alongside its affiliates in privately negotiated transactions unless the transaction is otherwise permitted under existing regulatory guidance, such as transactions where price is the only negotiated term. The SEC granted the Advisers the
Co-Investment
Order that allows us to
co-invest
in portfolio companies with Affiliated Entities (as defined in the Co-Investment Order) in a manner consistent with the Fund’s investment objective, positions, policies, strategies and restrictions as well as regulatory requirements and other pertinent factors, subject to compliance with certain conditions. See “Regulation—Exemptive Relief.” In situations where co-investment
with other entities sponsored or managed by the Advisers or their affiliates is not permitted or appropriate, such as when there is an opportunity to invest in different securities of the same issuer, the Advisers will need to decide whether the Fund or such other entity or entities will proceed with the investment. The Advisers will make these determinations based on their policies and procedures, which will generally require that such opportunities be offered to eligible accounts on a basis that is fair and equitable over time. This reduces the number of transactions in which the Fund can participate and makes it more difficult for the Fund to implement its investment objective.
There may be conflicts of interest relating to certain affiliates.
The Advisers’ affiliation with Genstar Capital requires the Advisers to manage conflicts of interest associated with dealings the Fund may have with entities owned and/or controlled by Genstar Capital, including, but not limited to, investment advisers, broker-dealers and sponsors of investment funds and limited partnerships, registered commodity trading advisors and/or registered commodity pool operator entities, banking or thrift institutions, insurance companies or agencies. For example, should the Advisers wish to cause the Fund to execute portfolio transactions through broker-dealers affiliated with Genstar Capital, the commercial reasonableness of the brokerage compensation associated with those trades would have to be assessed. Moreover, if our assets were deemed “plan assets” within the meaning of ERISA subject to the fiduciary responsibility and prohibited transaction provisions of Title I of ERISA and Section 4975 of the Code, we would be required to avoid certain transactions with issuers owned in significant part by Genstar Capital because of prohibitions under ERISA and Section 4975 of the Code. Other dealings may be more completely restricted. For example, the Fund may not be able to buy or sell property directly to or from Napier Park, Genstar Capital or their associated accounts. There also may be limits on participation in underwritings or other securities offerings by Napier Park, Genstar Capital or their associated funds, accounts or portfolio companies. FEAC may also compete with its affiliates, including Napier Park or Genstar Capital, for potential investments. The breadth of these affiliations at times may require the Fund to abstain from or restructure an otherwise attractive investment opportunity. In addition, from time to time, clients of Napier Park are investors in clients of FEAC and will pay customary fees or expenses as investors therein. While not currently expected, in the future FEAC may determine to enter into, or modify, its fee arrangements with Napier Park clients.

Investments in portfolio companies associated with Genstar Capital may be restricted by the 1940 Act. To the extent such investments are permitted and the Fund invests in such a portfolio company (a portfolio company generally referring to a company owned by private equity funds managed by Genstar Capital), conflicts of interest may arise from the presence of Genstar Capital representatives on the company board or the payment of compensation by the company to Genstar Capital or an affiliate. Moreover, the Advisers could have an incentive to allocate the Fund’s assets to such a portfolio company since affiliates of the Advisers have a direct or indirect financial interest in its success. There also may be instances where Genstar Capital could be involved in bankruptcy proceedings of current investments or of issuers in which the Fund would otherwise invest, with potentially divergent interests as between the Fund and Genstar Capital. The Fund may be forced to sell or hold existing investments (possibly at disadvantageous times or under disadvantageous conditions) as a result of various relationships that Genstar Capital may have or transactions or investments Genstar Capital and their affiliates may make or have made. The inability to transact in any security, derivative or loan held by the Fund could result in significant losses or lost opportunity costs to the Fund.
Certain shareholders, or their affiliates, may have strategic relationships with First Eagle, or affiliates of First Eagle, that may provide such shareholders or their affiliates with certain rights or indirect benefits as a result of their investment in the Fund that would not apply to any other investor’s investment in the Fund. The Fund would not be a party to, or provide any direct benefits under, any such strategic relationships. Specific examples of such additional rights and benefits can be expected to include, among others, specialized reporting or information rights, economic, reimbursement or discount arrangements and rights related to co-investments
alongside First Eagle funds. See “Potential Conflicts of Interest” below for more information.

Risks Related to our Operations as a Business Development Company [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to our Operations as a Business Development Company
Our ability to enter into transactions with our affiliates will be restricted.
Because we have elected to be treated as a BDC under the 1940 Act, we are prohibited under the 1940 Act from participating in certain transactions with certain of our affiliates without the prior approval of our Independent Trustees and, in some cases, of the SEC. Any person that owns, directly or indirectly, 5% or more of our outstanding voting securities will be our affiliate for purposes of the 1940 Act and we are generally prohibited from buying or selling any security from or to such affiliate, absent the prior approval of our Independent Trustees. The 1940 Act also prohibits certain “joint” transactions with certain of our affiliates, which could include investments in the same portfolio company (whether at the same or different times), without prior approval of our Independent Trustees and, in some cases, of the SEC. The SEC staff has granted the Advisers relief pursuant to the
Co-Investment
Order that we may rely upon. Pursuant to the
Co-Investment
Order, the Fund generally is permitted to
co-invest
with certain of its affiliates if such
co-investments
are done on the same terms and at the same time, as further detailed in the
Co-Investment
Order. The
Co-Investment
Order requires that a “required majority” (as defined in Section 57(o) of the 1940 Act) of the Board make certain findings (1) in most instances when the Fund co-invests
with its affiliates in an issuer where an affiliate of the Fund has an existing investment in the issuer, and (2) if the Fund disposes of an asset acquired in a transaction under the
Co-Investment
Order unless the disposition is done on a pro rata basis.
We intend to
co-invest,
subject to the conditions included in the
Co-Investment
Order. We believe that such
co-investments
may afford us additional investment opportunities and an ability to achieve greater diversification. We are prohibited from buying or selling any security from or to any person who owns more than 25% of our voting securities or certain of that person’s affiliates, or entering into prohibited joint transactions with such persons, absent the prior approval of the SEC. Similar restrictions limit our ability to transact business with our officers or Trustees or their affiliates.

Regulations governing our operation as a BDC may limit our ability to, and the way in which we, raise additional capital, which could have a material adverse impact on our liquidity, financial condition and results of operations.
Our business may in the future require a substantial amount of capital. We may acquire additional capital from the issuance of senior securities (including debt and preferred shares) or the issuance of additional Common Shares. However, we may not be able to raise additional capital in the future on favorable terms or at all. Additionally, we may only issue senior securities up to the maximum amount permitted by the 1940 Act. The 1940 Act permits us to issue senior securities only in amounts such that our asset coverage, as defined in the 1940 Act, equals at least 150% after such issuance or incurrence. If our assets decline in value and we fail to satisfy this test, we may be required to liquidate a portion of our investments and repay a portion of our indebtedness at a time when such sales or repayment may be disadvantageous, which could have a material adverse impact on our liquidity, financial condition and results of operations. As of December 31, 2025, we had $339.1 million outstanding under our Credit Facilities.

•
Senior Securities (including debt and preferred shares)
. As a result of issuing senior securities, we would also be exposed to typical risks associated with leverage, including an increased risk of loss. If we issue preferred securities, such securities would rank “senior” to Common Shares in our capital structure, resulting in preferred shareholders having separate voting rights, dividend and liquidation rights, and possibly other rights, preferences or privileges more favorable than those granted to holders of our Common Shares. Furthermore, the issuance of preferred securities could have the effect of delaying, deferring or preventing a transaction or a change of control that might involve a premium price for holders of our Common Shares or otherwise be in your best interest.

•
Additional Common Shares.
Our Board may decide to issue Common Shares to finance our operations rather than issuing debt or other senior securities. As a BDC, we are generally not able to issue our Common Shares at a price below NAV without first obtaining required approvals from our shareholders and our Independent Trustees. We may also make subscription rights offerings or warrants representing rights to purchase shares of our securities to our shareholders at prices per share less than the NAV per share, subject to the requirements of the 1940 Act. If we raise additional funds by issuing more Common Shares or senior securities convertible into, or exchangeable for, our Common Shares, the percentage ownership of our shareholders at that time would decrease, and such shareholders may experience dilution.

If additional capital is raised in one or more subsequent financings, until we are able to invest the net proceeds of such financing in suitable investments, we will invest in temporary investments, such as cash, cash equivalents, U.S. government securities and other high-quality debt investments that mature in one year or less, which we expect will earn yields lower than the interest, dividend or other income that we anticipate receiving in respect of investments in debt and equity securities of our target portfolio companies. As a result, our ability to pay dividends in the years of operation during which we have such net proceeds available to invest will be based on our ability to invest our capital in suitable portfolio companies in a timely manner. Further, the management fee and incentive fee payable to our investment adviser will not be reduced while our assets are invested in such temporary investments.
Changes in the laws or regulations governing our business, or changes in the interpretations thereof, and any failure by us to comply with these laws or regulations, could have a material adverse effect on our business, results of operations or financial condition.
Changes in the laws or regulations or the interpretations of the laws and regulations that govern BDCs, RICs or non-depository
commercial lenders could significantly affect our operations and our cost of doing business. We are subject to federal, state and local laws and regulations and are subject to judicial and administrative decisions that affect our operations, including our loan originations, maximum interest rates, fees and other charges, disclosures to portfolio companies, the terms of secured transactions, collection and foreclosure procedures and other trade practices. If these laws, regulations or decisions change, or if we expand our business into jurisdictions that have adopted more stringent requirements than those in which we currently conduct business, we may have to incur significant expenses in order to comply, or we might have to restrict our operations. In addition, if we do not comply with applicable laws, regulations and decisions, we may lose licenses needed for the conduct of our business and may be subject to civil fines and criminal penalties.
In December 2019, the Commodity Futures Trading Commission (“
CFTC
”) amended certain rules to require BDCs that trade “commodity interests” (as defined under CFTC rules) to a de minimis extent to file an electronic notice of exclusion to not be deemed a commodity pool operator pursuant to CFTC regulations. This exclusion allows BDCs that trade commodity interests to forgo regulation under the Commodity Exchange Act, as amended (“
CEA
”) and the CFTC. If our Adviser is unable to claim this exclusion with respect to us, and/or file annual renewals, the Adviser would become subject to registration and regulation as a commodity pool operator under the CEA, which would subject our Adviser and us to additional registration and regulatory requirements, along with increasing operating expenses which would have a material adverse effect on our business, results of operations or financial condition.
We cannot assure you that we will achieve investment results that will allow us to make a specified level of cash distributions or periodically increase our dividend rate.

Risks Related to Debt Financing [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to Debt Financing
When we use leverage, the potential for loss on amounts invested in us will be magnified and may increase the risk of investing in us. Leverage may also adversely affect the return on our assets, reduce cash available for distribution to our shareholders, and result in losses.
The use of borrowings, also known as leverage, increases the volatility of investments by magnifying the potential for loss on invested equity capital. When we use leverage to partially finance our investments, through borrowing from banks and other lenders, you will experience increased risks of investing in our Common Shares. If the value of our assets decreases, leveraging would cause NAV to decline more sharply than it otherwise would have had we not leveraged. Similarly, any decrease in our income would cause net income to decline more sharply than it would have had we not borrowed. Such a decline could negatively affect our ability to make distributions to our shareholders. In addition, our shareholders will bear the burden of any increase in our expenses as a result of our use of leverage, including interest expenses and any increase in the management or incentive fees payable to the Adviser.
We expect to use leverage to finance our investments. We currently may borrow under the Credit Facilities and may in the future borrow from or issue other senior securities, and in the future may borrow from, or issue senior securities to banks, insurance companies, funds, institutional investors and other lenders and investors. The amount of leverage that we employ will depend on FEAC’s and the Board’s assessment of market and other factors at the time of any proposed borrowing. There can be no assurance that leveraged financing will be available to us on favorable terms or at all. However, to the extent that we use leverage to finance our assets, our financing costs will reduce cash available for distributions to shareholders. Moreover, our ability to service our debt depends largely on our financial performance and is subject to prevailing economic conditions and competitive pressures, and we may not be able to meet our financing obligations and, to the extent that we cannot, we risk the loss of some or all of our assets to liquidation or sale to satisfy the obligations. In such an event, we may be forced to sell assets at significantly depressed prices due to market conditions or otherwise, which may result in losses.
As a BDC, we generally are required to meet a coverage ratio of total assets (less liabilities and indebtedness not represented by senior securities) to total borrowings and other senior securities, which include all of our borrowings and any preferred shares that we may issue in the future, of at least 150%. If this ratio were to fall below 150%, we could not incur additional debt and could be required to sell a portion of our investments to repay some debt when it is disadvantageous to do so. This could have a material adverse effect on our operations and investment activities. Moreover, our ability to make distributions to you may be significantly restricted or we may not be able to make any such distributions whatsoever, in which case we might not be able to maintain our RIC tax treatment under Subchapter M of the Code.
Although borrowings by the Fund have the potential to enhance overall returns that exceed the Fund’s cost of funds, they will further diminish returns (or increase losses on capital) to the extent overall returns are less than the Fund’s cost of funds. In addition, borrowings by the Fund may be secured by the shareholders’ investments as well as by the Fund’s assets and the documentation relating to such borrowing may provide that during the continuance of a default under such borrowing, the interests of the investors may be subordinated to such borrowing.
A credit facility under which we may borrow may impose financial and operating covenants that restrict our business activities, including limitations that could hinder our ability to finance additional loans and investments or to make the distributions required to maintain our status as a RIC. A failure to renew any such debt facilities or to add new or replacement debt facilities or to issue additional debt securities or other evidence of indebtedness could have a material adverse effect on our business, financial condition and results of operations. As of December 31, 2025, we had $339.1 million outstanding under our Credit Facilities. We may, in the future, increase the size of the Credit Facilities, enter into one or more additional credit facilities, or issue debt securities or other evidence of indebtedness (although there can be no assurance that we will be successful in doing so).
The following table illustrates the effect of leverage on returns from an investment in our Common Shares assuming various annual returns on our portfolio, net of expenses. The calculations in the table below are hypothetical, and actual returns may be higher or lower than those appearing in the table below.

	Assumed Return on Our Portfolio (Net of Expenses) (1)
	-10%	-5%	0%	5%	10%
Corresponding Return to Common Shareholders (2)	-29.59%	-18.79%	-8.00%	2.80%	13.60%

(1)
The assumed portfolio return is required by SEC regulations and is not a prediction of, and does not represent, our projected or actual performance. Actual returns may be greater or less than those appearing in the table. Pursuant to SEC regulations, this table is calculated as of December 31, 2025. As a result, it has not been updated to take into account any changes in assets or leverage since December 31, 2025.

(2)
Assumes $651.8 million in total assets, $339.1 million in debt outstanding and $301.9 million in net assets as of December 31, 2025 and an effective interest rate for the year ended December 31, 2025 of 7.12%.

Based on our outstanding indebtedness of $339.1 million as of December 31, 2025 and the effective annual interest rate of 7.12% as of that date, our investment portfolio would have been required to experience an annual return of at least 3.70% to cover annual interest payments on the outstanding debt.
See “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Financial Condition, Liquidity and Capital Resources” for more information regarding our borrowings.
In addition to regulatory requirements that restrict our ability to raise capital, our Credit Facilities contain various covenants that, if not complied with, could accelerate repayment under our Credit Facilities, thereby materially and adversely affecting our liquidity, financial condition and results of operations.
Our Credit Facilities require us, and any future agreements governing any debt facilities may require us, to comply with certain financial and operational covenants. These covenants may include, among other things:

•	restrictions on the level of indebtedness that we are permitted to incur in relation to the value of our assets;

•	restrictions on our ability to incur liens; and

•	maintenance of a minimum level of shareholders’ equity.
As of the effective date of this registration statement, we are in compliance in all material respects with the covenants of the Credit Facilities. However, our continued compliance with these covenants depends on many factors, some of which are beyond our control. For example, depending on the condition of the public debt and equity markets and pricing levels, unrealized depreciation in our portfolio may increase in the future. Any such increase could result in our inability to comply with our obligation to restrict the level of indebtedness that we are able to incur in relation to the value of our assets or to maintain a minimum level of shareholders’ equity.
Accordingly, although we believe we will continue to be in compliance, there are no assurances that we will continue to comply with the covenants in the Credit Facilities. Failure to comply with these covenants could result in a default under the Credit Facilities, that, if we were unable to obtain a waiver from the lenders or holders of such indebtedness, as applicable, such lenders or holders could accelerate repayment under such indebtedness and thereby have a material adverse impact on our business, financial condition and results of operations.
We may default under our credit facilities.
In the event we default under a credit facility or other borrowings, our business could be adversely affected as we may be forced to sell a portion of our investments quickly and prematurely at what may be disadvantageous prices to us in order to meet our outstanding payment obligations and/or support working capital requirements under such borrowing facility, any of which would have a material adverse effect on our business, financial condition, results of operations and cash flows. In addition, following any such default, the agent for the lenders under such borrowing facility could assume control of the disposition of any or all of our assets, including the selection of such assets to be disposed and the timing of such disposition, which would have a material adverse effect on our business, financial condition, results of operations and cash flows.
Provisions in a credit facility may limit our investment discretion.
A credit facility may be backed by all or a portion of our loans and securities on which the lenders will have a security interest. We may pledge up to 100% of our assets and may grant a security interest in all of our assets under the terms of any debt instrument we enter into with lenders. We expect that any security interests we grant will be set forth in a pledge and security agreement and evidenced by the filing of financing statements by the agent for the lenders. In addition, we expect that the custodian for our securities serving as collateral for such loan would include in its electronic systems notices indicating the existence of such security interests and, following notice of occurrence of an event of default, if any, and during its continuance, will only accept transfer instructions with respect to any such securities from the lender or its designee. If we were to default under the terms of any debt instrument, the agent for the applicable lenders would be able to assume control of the timing of disposition of any or all of our assets securing such debt, which would have a material adverse effect on our business, financial condition, results of operations and cash flows.
In addition, any security interests and/or negative covenants required by a credit facility may limit our ability to create liens on assets to secure additional debt and may make it difficult for us to restructure or refinance indebtedness at or prior to maturity or obtain additional debt or equity financing. In addition, if our borrowing base under a credit facility were to decrease, we may be required to secure additional assets in an amount sufficient to cure any borrowing base deficiency. In the event that all of our assets are secured at the time of such a borrowing base deficiency, we could be required to repay advances under a credit facility or make deposits to a collection account, either of which could have a material adverse impact on our ability to fund future investments and to make distributions.

In addition, we may be subject to limitations as to how borrowed funds may be used, which may include restrictions on geographic and industry concentrations, loan size, payment frequency and status, average life, collateral interests and investment ratings, as well as regulatory restrictions on leverage which may affect the amount of funding that may be obtained. There may also be certain requirements relating to portfolio performance, including required minimum portfolio yield and limitations on delinquencies and charge-offs, a violation of which could limit further advances and, in some cases, result in an event of default. An event of default under a credit facility could result in an accelerated maturity date for all amounts outstanding thereunder, which could have a material adverse effect on our business and financial condition. This could reduce our liquidity and cash flow and impair our ability to grow our business. Please see “Use of Proceeds” for a discussion of the material terms of the Fund’s existing Credit Facilities.
Changes in interest rates may affect our cost of capital and net investment income.
Since we intend to use debt to finance a portion of our investments, our net investment income will depend, in part, upon the difference between the rate at which we borrow funds and the rate at which we invest those funds. As a result, we can offer no assurance that a significant change in market interest rates will not have a material adverse effect on our net investment income. In periods of rising interest rates when we have debt outstanding, our cost of funds will increase, which could reduce our net investment income. We expect that our long-term fixed-rate investments will be financed primarily with equity and long-term debt.
Please see “Risk Factors—We are exposed to risks associated with changes in interest rates, including fluctuations in interest rates which could adversely affect our profitability” for an additional discussion of the interest rate risks associated with our cost of capital and net investment income.
We may invest through various joint ventures.
From time to time, we may hold a portion of our investments through partnerships, joint ventures, securitization vehicles or other entities with third-party investors (collectively, “joint ventures”). Joint venture investments involve various risks, including risks similar to those associated with a direct investment in a portfolio company, the risk that we will not be able to implement investment decisions or exit strategies because of limitations on our control under applicable agreements with joint venture partners, the risk that a joint venture partner may become bankrupt or may at any time have economic or business interests or goals that are inconsistent with those of the Fund, the risk that a joint venture partner may be in a position to take action contrary to the Fund’s objectives, the risk of liability based upon the actions of a joint venture partner and the risk of disputes or litigation with such partner and the inability to enforce fully all rights (or the incurrence of additional risk in connection with enforcement of rights) one partner may have against the other, including in connection with foreclosure on partner loans, because of risks arising under state law. Our ability to exercise control or significant influence over management in these cooperative efforts will depend upon the nature of the joint venture arrangement, and certain joint venture arrangements may pose risks of impasse if no single party controls the joint venture, including the risk that we will not be able to implement investment decisions or exit strategies because of limitations on our control under applicable agreements with joint venture partners. In addition, we may, in certain cases, be liable for actions of our joint venture partners. The joint ventures in which we participate may sometimes be allocated investment opportunities that might have otherwise gone entirely to the Fund, which may reduce our return on equity. Additionally, our joint venture investments may be held on an unconsolidated basis and at times may be highly leveraged. It is anticipated that, generally, the leverage incurred by such joint ventures would not count toward the investment limits imposed on us by the 1940 Act. If an investment in an unconsolidated joint venture were to be consolidated for any reason, the leverage of such joint venture could impact our ability to maintain the minimum coverage ratio of total assets to total borrowings and other senior securities required under the 1940 Act, which have an effect on our operations and investment activities. See “—When we use leverage, the potential for loss on amounts invested in us will be magnified and may increase the risk of investing in us. Leverage may also adversely affect the return on our assets, reduce cash available for distribution to our shareholders and result in losses.”

We may form one or more CLOs, which may subject us to certain structured financing risks.
To finance investments, we may securitize certain of our secured loans or other investments, including through the formation of one or more CLOs, while retaining all or most of the exposure to the performance of these investments. This would involve contributing a pool of assets to a special purpose entity and selling debt interests in such entity on a non-recourse
or limited-recourse basis to purchasers. It is possible that an interest in any such CLO held by us may be considered a
“non-qualifying”
portfolio investment for purposes of the 1940 Act.
If we create a CLO, we will depend in part on distributions from the CLO’s assets out of its earnings and cash flows to enable us to make distributions to shareholders. The ability of a CLO to make distributions will be subject to various limitations, including the terms and covenants of the debt it issues. Also, a CLO may take actions that delay distributions in order to preserve ratings and to keep the cost of present and future financings lower or the CLO may be obligated to retain cash or other assets to satisfy over-collateralization requirements commonly provided for holders of the CLO’s debt, which could impact our ability to receive distributions from the CLO. If we do not receive cash flow from any such CLO that is necessary to satisfy the annual distribution requirement for maintaining RIC status, and we are unable to obtain cash from other sources necessary to satisfy this requirement, we may not maintain our qualification as a RIC, which would have a material adverse effect on an investment in our shares.
In addition, a decline in the credit quality of loans in a CLO due to poor operating results of the relevant borrower, declines in the value of loan collateral or increases in defaults, among other things, may force a CLO to sell certain assets at a loss, reducing their earnings and, in turn, cash potentially available for distribution to us for distribution to shareholders. To the extent that any losses are incurred by the CLO in respect of any collateral, such losses will be borne first by us as owner of equity interests in the CLO.
The manager for a CLO that we create may be the Fund, the Advisers or an affiliate, and such manager may be entitled to receive compensation for structuring and/or management services. To the extent the Advisers or an affiliate other than the Fund serves as manager and the Fund is obligated to compensate the Advisers or the affiliate for such services, we, the Advisers or the affiliate will implement offsetting arrangements to assure that we, and indirectly, our shareholders, pay no additional management fees to the Adviser or the affiliate in connection therewith. To the extent we serve as manager, we will waive any right to receive fees for such services from the Fund (and indirectly its shareholders) or any affiliate.

Federal Income Tax Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Federal Income Tax Risks
If we are unable to qualify for tax treatment as a RIC, we will be subject to corporate-level income tax.
To obtain and maintain RIC tax treatment under Subchapter M of the Code, we must, among other things, meet annual distribution, income source and asset diversification requirements. Satisfying these requirements may require us to take actions we would not otherwise take, such as selling investments at unattractive prices. In particular, if we have equity investments in portfolio companies that are treated as partnerships or other pass-through entities for tax purposes, we may not have control over, or receive accurate information about, the underlying income and assets of those portfolio companies that are taken into account in determining our compliance with the income source and quarterly asset diversification requirements. If we fail to qualify as a RIC for any reason and are subject to corporate-level income tax, the resulting corporate taxes could substantially reduce our net assets, the amount of income available for distribution and the amount of our distributions. Such a failure would have a material adverse effect on our results of operations and financial conditions and thus, our shareholders.

We may have difficulty paying our required distributions if we recognize income before or without receiving cash representing such income.
For U.S. federal income tax purposes, we may be required to recognize taxable income in circumstances in which we do not receive a corresponding payment in cash. For example, if we hold debt obligations that are treated under applicable tax rules as having OID (such as zero coupon securities, debt instruments with PIK interest or, in certain cases, increasing interest rates or debt instruments that were issued with warrants), we must include in income each year a portion of the OID that accrues over the life of the obligation, regardless of whether cash representing such income is received by us in the same taxable year. We may also have to include in income other amounts that we have not yet received in cash, such as deferred loan origination fees that are paid after origination of the loan or are paid in non-cash
compensation such as warrants or stock. We anticipate that a portion of our income may constitute OID or other income required to be included in taxable income prior to receipt of cash. Further, we may elect to amortize market discount and include such amounts in our taxable income in the current year, instead of upon disposition, as a failure to make such an election would limit our ability to deduct certain interest expenses for tax purposes.
Because any OID or other amounts accrued will be included in our investment company taxable income for the year of the accrual, we may be required to make a distribution to our shareholders in order to satisfy the RIC annual distribution requirement, even though we will not have received any corresponding cash amount. As a result, we may have difficulty meeting the annual distribution requirement necessary to qualify for and maintain RIC tax treatment under Subchapter M of the Code. We may have to sell some of our investments at times and/or at prices we would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If we are not able to obtain cash from other sources, we may not qualify for or maintain RIC tax treatment, and thus we may become subject to corporate-level income tax.
Some of our investments may be subject to corporate-level income tax.
We may invest in certain debt and equity investments through taxable subsidiaries and the taxable income of these taxable subsidiaries will be subject to federal and state corporate income taxes. We may invest in certain foreign debt and equity investments which could be subject to foreign taxes (such as income tax, withholding and value added taxes).
Our portfolio investments may present special tax issues.
The Fund invests in debt securities that are rated below investment grade by rating agencies or that would be rated below investment grade if they were rated. Investments in these types of instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by the Fund, to the extent necessary, to preserve its status as a RIC and to distribute sufficient income to not become subject to U.S. federal income tax.
Legislative tax reform may have a negative effect.
Legislative or other actions relating to taxes could have a negative effect on the Fund. The rules dealing with U.S. federal income taxation are constantly under review by persons involved in the legislative process, the IRS and the U.S. Treasury Department. We cannot predict with certainty how any changes in the tax laws might affect the Fund, investors, or the Fund’s portfolio investments. Investors are urged to consult with their tax advisors regarding tax legislative, regulatory, or administrative developments and proposals and their potential effect on an investment in our Common Shares.

Risks Related to an Investment in the Common Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to an Investment in the Common Shares
General economic conditions could adversely affect the performance of our investments and implementation of our investment strategy
.
The success of the Fund’s investment strategy and our investment activities will be affected by, and will depend, in part, upon general economic and market conditions in the U.S. and global economies, such as interest rates, currency exchange rates, availability of credit, credit defaults, inflation rates, economic uncertainty, as well as by changes in applicable laws and regulations (including laws relating to taxation of our investments), trade barriers, currency exchange controls, asset re-investment,
resource self-sufficiency and national and international political and socioeconomic circumstances. These factors may affect the level and volatility of securities prices and the liquidity of the Fund’s portfolio investments, which could impair the Fund’s profitability or result in losses. In addition, general fluctuations in the market prices of securities and interest rates may affect the Fund’s investment opportunities and the value of the Fund’s investments and prolonged disruption may prevent the Fund from advantageously realizing or disposing of portfolio investments. We may maintain substantial trading positions that can be adversely affected by the level of volatility in the financial markets—the larger the positions, the greater the potential for loss. Declines in the performance of national economies or the credit markets in certain jurisdictions have had a negative impact on general economic and market conditions globally, and as a result, could have a material adverse effect on our business, financial condition and results of operations.
Further, the Advisers’ financial condition may be adversely affected by a significant general economic downturn, and they may be subject to legal, regulatory, reputational and other unforeseen risks that could have a material adverse effect on the Advisers’ businesses and operations (including those of the Fund).
Economic problems in a single country are increasingly affecting other markets and economies, and a continuation of this trend could adversely affect global economic conditions and world markets. Uncertainty and volatility in the financial markets and political systems of the U.S. or any other country, including volatility as a result of the ongoing conflicts between Russia and Ukraine and in the Middle East, including the military conflict involving the U.S., Israel and the Islamic Republic of Iran, and the rapidly evolving measures in response, have had, and may continue to have, adverse spill-over effects into the global financial markets generally. Moreover, a recession, slowdown and/or a sustained downturn in the U.S. or global economy (or any particular segment thereof) will have a pronounced impact on the Fund and could adversely affect the Fund’s profitability and impair the Fund’s ability to effectively deploy its capital or realize upon portfolio investments on favorable terms and may have an adverse impact on the business and operations of the Fund. The Advisers may also be affected by difficult conditions in the capital markets and any overall weakening of the financial services industry of the U.S. and/or global economies. Any of the foregoing events could result in substantial or total losses to the Fund in respect of certain or all portfolio investments, which such losses will likely be exacerbated by the presence of leverage in the Fund’s capital structure. An economic downturn could adversely affect the financial resources of the Fund’s portfolio companies, which could impede their ability to perform under or refinance their existing obligations and their ability to make principal and interest payments on, or refinance, outstanding debt when due. In the event of such defaults, whereby portfolio companies default under the Fund’s loans to them, the Fund could lose both invested capital in, and anticipated profits from, the affected portfolio companies. Such marketplace events may also impact the availability and terms of financing for leveraged transactions. Private equity investors have recently been required to finance transactions with a greater proportion of equity relative to prior periods and the terms of debt financing are significantly less flexible for borrowers compared to prior periods. These developments may impair the Fund’s ability to consummate transactions and may cause the Fund to enter into transactions on less attractive terms than those executed by other First Eagle funds.
Any of the foregoing events could result in substantial or total losses to the Fund in respect of certain investments, which losses will likely be exacerbated by the presence of leverage in a portfolio company’s capital structure.

Inflation may adversely affect the business, results of operations and financial condition of our portfolio companies
.
Certain of our portfolio companies are in industries that could be impacted by inflation. Recent inflationary pressures have increased the costs of labor, energy and raw materials, have adversely affected consumer spending and economic growth, and may adversely affect our portfolio companies’ operations. If such portfolio companies are unable to pass any increases in their costs of operations along to their customers, it could adversely affect their operating results and impact their ability to pay interest and principal on our loans, particularly if interest rates rise in response to inflation. In addition, any projected future decreases in our portfolio companies’ operating results due to inflation could adversely impact the fair value of those investments. Any decreases in the fair value of our investments could result in future realized or unrealized losses and therefore reduce our net assets resulting from operations.
Inflation may affect the Fund’s investments adversely in a number of ways, including those noted above. During periods of rising inflation, interest and dividend rates of any instruments the Fund or entities related to portfolio investments may have issued could increase, which would tend to reduce returns to investors in the Fund. Inflationary expectations or periods of rising inflation could also be accompanied by the rising prices of commodities which are critical to the operation of portfolio companies as noted above. Portfolio companies may have fixed income streams and, therefore, be unable to pay their debts when they become due. The market value of such investments may decline in value in times of higher inflation rates. Some of the Fund’s portfolio investments may have income linked to inflation through contractual rights or other means. However, as inflation may affect both income and expenses, any increase in income may not be sufficient to cover increases in expenses. Governmental efforts to curb inflation often have negative effects on the level of economic activity. In an attempt to stabilize inflation, certain countries have imposed wage and price controls at times. Past governmental efforts to curb inflation have also involved more drastic economic measures that have had a materially adverse effect on the level of economic activity in the countries where such measures were employed. There can be no assurance that wide-spread inflation in the U.S. and/or other economies will not become a serious problem in the future and have a material adverse impact on the Fund’s returns.
Concerns related to the U.S. debt ceiling and budget deficit could have an adverse effect on the Fund’s business, financial condition and results of operations.
U.S. debt ceiling and budget deficit concerns have increased the possibility of additional credit-rating downgrades and economic slowdowns, or a recession in the United States. Although U.S. lawmakers have historically passed legislation to raise the federal debt ceiling on multiple occasions, ratings agencies have lowered or threatened to lower the long-term sovereign credit rating on the United States. In August 2023, Fitch Ratings Inc., downgraded the U.S. credit rating to AA+ from AAA, citing fiscal deterioration over the next three years and close encounters with default due to ongoing political dysfunction. The impact of a U.S. default on its obligations or any further downgrades to the U.S. government’s sovereign credit rating or its perceived creditworthiness could adversely affect the U.S. and global financial markets and economic conditions. These developments could cause interest rates and borrowing costs to rise, which may negatively impact our ability to access the debt markets on favorable terms. In addition, disagreement over the federal budget has caused the U.S. federal government to shut down for periods of time. Continued adverse political and economic conditions could have a material adverse effect on the Fund’s business, financial condition and results of operations.
Force majeure events may adversely affect our operations.
We may be affected by force majeure events (e.g., acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism, nationalization of industry and labor strikes). Force majeure events could adversely affect our ability, or a counterparty’s ability, to meet obligations. The liability and cost arising out of a failure to perform obligations as a result of a force majeure event could be considerable and could be borne by us. Certain force majeure events, such as war or an outbreak of an infectious disease, could have a broader negative impact on the global or local economy, thereby affecting us and our investments. Additionally, a major governmental intervention into industry, including the nationalization of an industry or the assertion of control, could result in a loss to our investments if such investments are affected, and any compensation provided by the relevant government may not be adequate.
We may have difficulty sourcing investment opportunities.
We cannot assure investors that we will be able to locate a sufficient number of suitable investment opportunities to allow us to deploy all investments successfully. In addition, privately-negotiated investments in loans and illiquid securities of middle market companies require substantial due diligence and structuring, and we cannot assure investors that we will achieve our anticipated investment pace. As a result, investors will be unable to evaluate any future portfolio company investments prior to purchasing our shares. Additionally, the Advisers will select our investments, and our shareholders will have no input with respect to such investment decisions. These factors increase the uncertainty, and thus the risk, of investing in our Common Shares. To the extent we are unable to deploy all investments, our investment income and, in turn, our results of operations, will likely be materially adversely affected.
We face risks associated with the deployment of our capital.
In light of the nature of our continuous public offering as well as ongoing and periodic private offerings in relation to our investment strategy and the need to be able to deploy potentially large amounts of capital quickly to capitalize on potential investment opportunities, if we have difficulty identifying investments on attractive terms, there could be a delay between the time we receive net proceeds from the sale of shares of our Common Shares in this offering or any future offering and the time we invest the net proceeds. Our proportion of privately negotiated investments may be lower than expected. We may also from time to time hold cash pending deployment into investments or have less than our targeted leverage, which cash or shortfall in target leverage may at times be significant, particularly at times when we are receiving high amounts of offering proceeds and/or times when there are few attractive investment opportunities. Such cash may be held in an account for the benefit of our shareholders that may be invested in money market accounts or other similar temporary investments, each of which are subject to the management fees.
In the event we are unable to find suitable investments such cash may be maintained for longer periods which would be dilutive to overall investment returns. This could cause a substantial delay in the time it takes for your investment to realize its full potential return and could adversely affect our ability to pay regular distributions of cash flow from operations to you. It is not anticipated that the temporary investment of such cash into money market accounts or other similar temporary investments pending deployment into investments will generate significant interest, and investors should understand that such low interest payments on the temporarily invested cash may adversely affect overall returns. In the event we fail to timely invest the net proceeds of sales of our Common Shares or do not deploy sufficient capital to meet our targeted leverage, our results of operations and financial condition may be adversely affected.
We may have difficulty paying distributions, our distributions may not grow over time and the tax character of any distributions is uncertain.
We generally intend to distribute substantially all of our available earnings annually by paying cash distributions on a monthly basis, as determined by the Board in its discretion. We cannot assure investors that we will achieve investment results that will allow us to make a specified level of cash distributions (particularly during the early stages of our operations) or year-to-year
increases in cash distributions. Our ability to pay distributions might be adversely affected by the impact of one or more of the risk factors described in this registration statement. Due to the asset coverage test applicable to us under the 1940 Act as a BDC, we may be limited in our ability to make distributions. In addition, if we enter into a credit facility or any other borrowing facility, for so long as such facility is outstanding, we anticipate that we may be required by its terms to use all payments of interest and principal that we receive from our current investments as well as any proceeds received from the sale of our current investments to repay amounts outstanding thereunder, which could adversely affect our ability to make distributions.
Furthermore, the tax treatment and characterization of our distributions may vary significantly from time to time due to the nature of our investments. The ultimate tax characterization of our distributions made during a taxable year may not finally be determined until after the end of that taxable year. We may make distributions during a taxable year that exceed our investment company taxable income and net capital gains for that taxable year. In such a situation, the amount by which our total distributions exceed investment company taxable income and net capital gains may be treated as a return of capital up to the amount of a shareholder’s tax basis in the shares, with any amounts exceeding such tax basis treated as a gain from the sale or exchange of such shares. A return of capital generally is a return of a shareholder’s investment rather than a return of earnings or gains derived from our investment activities. Moreover, we may pay all or a substantial portion of our distributions from the proceeds of the sale of our Common Shares or from borrowings in anticipation of future cash flow, which could constitute a return of shareholders’ capital that would lower such shareholders’ tax basis in our shares, which may result in increased tax liability to shareholders when they sell such shares.
An investment in our Common Shares will have limited liquidity.
Our Common Shares constitute illiquid investments for which there is not, and will likely not be, a secondary market at any time. Investment in us is suitable only for sophisticated investors and requires the financial ability and willingness to accept the high risks and lack of liquidity inherent in an investment in us. Except in limited circumstances for legal or regulatory purposes, shareholders are not entitled to redeem their shares. Shareholders must be prepared to bear the economic risk of an investment in our Common Shares for an extended period of time.
Certain investors will be subject to Exchange Act filing requirements.
Because our Common Shares are registered under the Exchange Act, ownership information for any person who beneficially owns 5% or more of our Common Shares will have to be disclosed in a Schedule 13G or other filings with the SEC. Beneficial ownership for these purposes is determined in accordance with the rules of the SEC and includes having voting or investment power over the securities. In some circumstances, our shareholders who choose to reinvest their dividends may see their percentage stake in the Fund increased to more than 5%, thus triggering this filing requirement. Each shareholder is responsible for determining their filing obligations and preparing the filings. In addition, our shareholders who hold more than 10% of a class of our Common Shares may be subject to Section 16(b) of the Exchange Act, which recaptures for the benefit of the Fund profits from the purchase and sale of registered stock (and securities convertible or exchangeable into such registered stock) within a six-month
period.
If the Fund’s assets are deemed “plan assets” for purposes of ERISA and Plan Asset Regulations, the Fund could be subject to significant restrictions and additional risks.
We intend to conduct our affairs so that the Fund’s assets should not be deemed to constitute “plan assets” of any shareholder that is a “benefit plan investor” (each within the meaning of Section 3(42) of ERISA). If, notwithstanding our intent, the assets of the Fund were deemed to constitute “plan assets” of any shareholder that is a “benefit plan investor” under ERISA (a “
Benefit Plan Investor
”), this would result, among other things, in (i) the application of the prudence and other fiduciary responsibility standards of ERISA to investments made by the Fund; (ii) the possibility that certain transactions in which the Fund has entered into in the ordinary course of business constitute non-exempt
“prohibited transactions” under Title I of ERISA and/or Section 4975 of the Code, and may have to be rescinded; (iii) our management, as well as various providers of fiduciary or other services to us (including the Advisers), and any other parties with authority or control with respect to us or our assets, may be considered fiduciaries or otherwise “parties in interest” (within the meaning of ERISA) or

“disqualified persons” (within the meaning of Section 4975 of the Code) for purposes of the fiduciary responsibility and prohibited transaction provisions of Title I of ERISA and Section 4975 of the Code; and (iv) as a result of the Advisers’ affiliation with Genstar Capital, we would be restricted from engaging in transactions with issuers owned in significant part by Genstar Capital and Napier Park.
If a prohibited transaction occurs for which no exemption is available, the Advisers and/or any other fiduciary that has engaged in the prohibited transaction could be required to (i) restore to the Benefit Plan Investor any profit realized on the transaction and (ii) reimburse the Benefit Plan Investor for any losses suffered by the Benefit Plan Investor as a result of the transaction. In addition, each “disqualified person” (within the meaning of Section 4975 of the Code) involved could be subject to an excise tax equal to 15% of the amount involved in the prohibited transaction for each year the transaction continues and, unless the transaction is corrected within statutorily required periods, to an additional tax of 100% of the amount involved in the prohibited transaction. The fiduciary of a Benefit Plan Investor who decides to invest in the Fund could, under certain circumstances, be liable for prohibited transactions or other violations as a result of the Benefit Plan Investor’s investment in the Fund or as co-fiduciaries
for actions taken by or on behalf of the Fund or the Advisers. With respect to a Benefit Plan Investor that is an individual retirement account (“
IRA
”) that invests in the Fund, the occurrence of a prohibited transaction involving the individual who established the IRA, or his or her beneficiaries, could cause the IRA to lose its tax-exempt
status.
We also have the power to (a) exclude any shareholder or prospective shareholder from purchasing our Common Shares (b) prohibit any redemption of our Common Shares; and (c) redeem some or all of our Common Shares held by any shareholder if, and to the extent that, the Adviser determines that there is a substantial likelihood that such shareholder’s purchase, ownership or redemption of our Common Shares would result in (i) our assets to be characterized as “plan assets,” for purposes of the fiduciary responsibility or prohibited transaction provisions of Title I ERISA, Section 4975 of the Code or any provisions of any applicable Similar Laws. All Common Shares of the Fund will be subject to such terms and conditions.
Prospective investors should carefully review the matters discussed under “Certain ERISA Considerations” and should consult with their own advisors as to the consequences of making an investment in the Fund.
No shareholder approval is required for certain mergers.
The Independent Trustees of our Board may undertake to approve mergers between us and certain other funds or vehicles. Subject to the requirements of the 1940 Act, such mergers will not require shareholder approval so you will not be given an opportunity to vote on these matters unless such mergers are reasonably anticipated to result in a material dilution of the NAV per share of the Fund. These mergers may involve funds managed by the Advisers or their affiliates. The Independent Trustees may also convert the form and/or jurisdiction of organization, including to take advantage of laws that are more favorable to maintaining board control in the face of dissident shareholders.
Shareholders may experience dilution.
All distributions declared in cash payable to shareholders that are participants in our dividend reinvestment plan (“
DRP
”) will generally be automatically reinvested in our Common Shares. As a result, shareholders that do not participate in our DRP may experience dilution over time. Investors and clients of certain participating brokers in states that do not permit automatic enrollment in our DRP will automatically receive their distributions in cash unless they elect to have their cash distributions reinvested in additional Common Shares, which may lead to further dilution of such investors’ percentage ownership.
Holders of our Common Shares will not have preemptive rights to any shares we issue in the future. Our Declaration of Trust allows us to issue an unlimited number of Common Shares. After you purchase Common Shares in the offering, our Board may elect, without shareholder approval, to: (1) sell additional Common Shares in this or future public offerings; (2) issue Common Shares or interests in any of our subsidiaries in private offerings; (3) issue Common Shares upon the exercise of the options we may grant to our Independent Trustees or future employees; or (4) subject to applicable law, issue Common Shares in payment of an outstanding obligation to pay fees for services rendered to us. To the extent we issue additional Common Shares in the future, your percentage ownership interest in us will be diluted. Because of these and other reasons, our shareholders may experience substantial dilution in their percentage ownership of our Common Shares or their interests in the underlying assets held by our subsidiaries.
Investing in our Common Shares involves a high degree of risk.
The investments made in accordance with our investment objectives may result in a higher amount of risk than alternative investment options and you may experience loss of principal. Our investments in portfolio companies may be highly speculative and aggressive and, therefore, an investment in our Common Shares may not be suitable for someone with lower risk tolerance.
The NAV and liquidity of Common Shares may fluctuate significantly.
The NAV and liquidity, if any, of our Common Shares may be significantly affected by numerous factors, some of which are beyond our control and may not be directly related to our operating performance. These factors include: (1) changes in regulatory policies or tax guidelines, particularly with respect to RICs or BDCs; (2) loss of RIC or BDC status; (3) changes in earnings or variations in operating results; (4) changes in the value of our portfolio of investments; (5) changes in accounting guidelines governing valuation of our investments; (6) any shortfall in revenue or net income or any increase in losses from levels expected by investors; (7) departure of either of our adviser or certain of its respective key personnel; (8) general economic trends and other external factors; and (9) loss of a major funding source.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		500 Boylston Street
Entity Address, Address Line Two		Suite 1250
Entity Address, City or Town		Boston
Entity Address, State or Province		MA
Entity Address, Postal Zip Code		02116
Contact Personnel Name		William Karim
Class S Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[3]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[4]	2.00%
Other Transaction Expenses [Percent]	[5],[6]	2.74%
Management Fees [Percent]	[5],[7]	1.25%
Interest Expenses on Borrowings [Percent]	[5],[8]	8.85%
Distribution/Servicing Fees [Percent]	[5],[9]	0.85%
Incentive Fees [Percent]	[5],[10]	1.31%
Other Annual Expenses [Abstract]
Total Annual Expenses [Percent]	[5]	15.00%
Net Expense over Assets [Percent]	[5],[6]	13.38%
Expense Example, Year 01		$ 133
Expense Example, Years 1 to 3		367
Expense Example, Years 1 to 5		563
Expense Example, Years 1 to 10		$ 929
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Class S Shares
Outstanding Security, Title [Text Block]		Class S
Outstanding Security, Held [Shares]		0
Outstanding Security, Not Held [Shares]			0
Class S Shares [Member] | Expenses on a $1,000 [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		$ 127
Expense Example, Years 1 to 3		352
Expense Example, Years 1 to 5		544
Expense Example, Years 1 to 10		$ 908
Class S Shares [Member] | Expense Support [Member]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[5],[6]	(1.63%)
Class D Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[3]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[4]	2.00%
Other Transaction Expenses [Percent]	[5],[6]	2.74%
Management Fees [Percent]	[5],[7]	1.25%
Interest Expenses on Borrowings [Percent]	[5],[8]	8.85%
Distribution/Servicing Fees [Percent]	[5],[9]	0.25%
Incentive Fees [Percent]	[5],[10]	1.31%
Other Annual Expenses [Abstract]
Total Annual Expenses [Percent]	[5]	14.40%
Net Expense over Assets [Percent]	[5],[6]	12.78%
Expense Example, Year 01		$ 127
Expense Example, Years 1 to 3		352
Expense Example, Years 1 to 5		543
Expense Example, Years 1 to 10		$ 908
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Class D Shares
Outstanding Security, Title [Text Block]		Class D
Outstanding Security, Held [Shares]		0
Outstanding Security, Not Held [Shares]			4,205
Class D Shares [Member] | Expenses on a $1,000 [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		$ 120
Expense Example, Years 1 to 3		336
Expense Example, Years 1 to 5		523
Expense Example, Years 1 to 10		$ 886
Class D Shares [Member] | Expense Support [Member]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[5],[6]	(1.63%)
Class I Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[3]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[4]	2.00%
Other Transaction Expenses [Percent]	[5],[6]	2.74%
Management Fees [Percent]	[5],[7]	1.25%
Interest Expenses on Borrowings [Percent]	[5],[8]	8.85%
Distribution/Servicing Fees [Percent]	[5],[9]	0.00%
Incentive Fees [Percent]	[5],[10]	1.31%
Other Annual Expenses [Abstract]
Total Annual Expenses [Percent]	[5]	14.15%
Net Expense over Assets [Percent]	[5],[6]	12.53%
Expense Example, Year 01		$ 124
Expense Example, Years 1 to 3		345
Expense Example, Years 1 to 5		535
Expense Example, Years 1 to 10		$ 899
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Class I Shares
Outstanding Security, Title [Text Block]		Class I
Outstanding Security, Held [Shares]	[11]	0
Outstanding Security, Not Held [Shares]	[11]		12,413,929
Class I Shares [Member] | Expenses on a $1,000 [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		$ 118
Expense Example, Years 1 to 3		330
Expense Example, Years 1 to 5		514
Expense Example, Years 1 to 10		$ 876
Class I Shares [Member] | Expense Support [Member]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[5],[6]	(1.63%)
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		as a percentage of net assets attributable to our Common Shares
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Common Shares
Security Dividends [Text Block]		Dividends anddistributions may be paid to the holders of our Common Shares if, as and when authorized by our Board and declared by us out of funds legally available therefrom.
Security Voting Rights [Text Block]		Under the terms of our Declaration of Trust, all Common Shares will have equal rights as to voting and, when they are issued, will be duly authorized, validly issued, fully paid and nonassessable.
Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Preferred Shares
MS Credit Facility [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[12]			$ 264,100	$ 325,600	$ 0
Senior Securities Coverage per Unit	[14]			$ 1,890	$ 1,922	$ 0
Preferred Stock Liquidating Preference	[15]			0	0	0
Senior Securities Average Market Value per Unit	[16]			$ 0	$ 0	$ 0
JPM Credit Facility [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[12]			$ 75,000
Senior Securities Coverage per Unit	[14]			$ 1,890
Preferred Stock Liquidating Preference	[15]			0
Senior Securities Average Market Value per Unit	[16]			$ 0

[1]	Assumes $651.8 million in total assets, $339.1 million in debt outstanding and $301.9 million in net assets as of December 31, 2025 and an effective interest rate for the year ended December 31, 2025 of 7.12%.
[2]	The assumed portfolio return is required by SEC regulations and is not a prediction of, and does not represent, our projected or actual performance. Actual returns may be greater or less than those appearing in the table. Pursuant to SEC regulations, this table is calculated as of December 31, 2025. As a result, it has not been updated to take into account any changes in assets or leverage since December 31, 2025.
[3]	Neither the Fund nor the Intermediary Manager will charge an upfront sales load with respect to Class S shares, Class D shares or Class I shares, however, if you buy Class S shares or Class D shares through certain financial intermediaries, they may directly charge you transaction or other fees, including upfront placement fees or brokerage commissions, in such amount as they may determine, provided that selling agents limit such charges to a 1.5% cap on NAV for Class D shares and 3.5 % cap on NAV for Class S shares. Selling agents will not charge such fees or brokerage commissions on Class I shares. Please consult your selling agent for additional information.
[4]	Under our share repurchase program, to the extent we offer to repurchase Common Shares in any particular quarter, we expect to repurchase Common Shares pursuant to quarterly tender offers using a purchase price equal to the NAV per share as of the close of the last calendar day of the applicable month designated by our Board, except that Common Shares that have not been outstanding for at least one year will be repurchased at 98% of such NAV. The one-year holding period is measured as of the subscription closing date immediately following the prospective Repurchase Date. The Early Repurchase Deduction will be retained by the Fund for the benefit of remaining shareholders.
[5]	Weighted average net assets for the fiscal year ended December 31, 2025 employed as the denominator for expense ratio computation is $300.5 million.
[6]	“Other expenses” include accounting, legal and auditing fees, reimbursement of expenses to our Administrator, organizational and offering expenses and fees payable to our Trustees, as discussed in “Plan of Operation.” Other expenses represent the estimated annual other expenses of the Fund and its subsidiaries based on actual amounts of other expenses for the fiscal year ended December 31, 2025.From June 6, 2024 through the term of the Expense Support Agreement, which shall be through at least June 6, 2027, the Adviser has entered into an Expense Support Agreement pursuant to which the Adviser had agreed to advance all of the Fund’s Other Operating Expenses (each such payment, a “Required Expense Payment”) to the effect that such expenses do not exceed 1.00% (on an annualized basis) of the Fund’s NAV. Any Required Expense Payment is required to be paid by the Adviser to the Fund in any combination of cash or other immediately available funds and/or offset against amounts due from us to the Adviser or its affiliates. The Adviser may elect to pay, at such times as the Adviser determines, certain additional expenses on the Fund’s behalf (each, a “Voluntary Expense Payment” and together with a Required Expense Payment, the “Expense Payments”), provided that no portion of the payment will be used to pay any interest expense or shareholder servicing and/or distribution fees of the Fund. Any Voluntary Expense Payment that the Adviser has committed to pay must be paid by the Adviser to the Fund in any combination of cash or other immediately available funds no later than 45 days after such commitment was made in writing, and/or offset against amounts due from the Fund to the Adviser or its affiliates. The Adviser will be entitled to reimbursement of an Expense Payment from the Fund if Available Operating Funds (as defined below under “Advisory Agreement and Administration Agreement-Expense Support and Conditional Reimbursement Agreement”) exceed the cumulative distributions accrued to the Fund’s shareholders, among other conditions. See “Advisory Agreement, Subadvisory Agreement and Administration Agreement-Expense Support and Conditional Reimbursement Agreement” for additional information regarding the Expense Support Agreement. Because the Adviser’s obligation to make Voluntary Expense Payments is voluntary, the table above does not reflect the impact of any Voluntary Expense Payments from the Adviser.
[7]	The base management fee paid to FEIM is calculated each month at an annual rate of 1.25% of the Fund’s net assets as of the beginning of the first business day of the month.
[8]	We borrow funds to make investments. The costs associated with such borrowing will be indirectly borne by shareholders. The interest payment on borrowed funds referenced in the table above is estimated based on actual amounts of the interest payment on borrowed funds incurred during the fiscal year ended December 31, 2025, divided by our weighted average net assets.
[9]	Subject to FINRA limitations on underwriting compensation, we will also pay the following shareholder servicing and/or distribution fees to the Intermediary Manager: (a) for Class S shares, a shareholder servicing and/or distribution fee equal to 0.85% per annum of the aggregate NAV as of the beginning of the first calendar day of the month for the Class S shares; and (b) for Class D shares only, a shareholder servicing and/or distribution fee equal to 0.25% per annum of the aggregate NAV as of the beginning of the first calendar day of the month for the Class D shares, in each case, payable monthly. No shareholder servicing and/or distribution fees will be paid with respect to the Class I shares. The shareholder servicing and/or distribution fees are similar to sales commissions. The distribution and servicing expenses borne by the participating brokers may be different from and/or substantially less than the amount of shareholder servicing and/or distribution fees charged. All or a portion of the shareholder servicing and/or distribution fee may be used to pay for sub-transfer agency and sub-accounting services that are not required to be paid pursuant to the shareholder servicing and/or distribution fees under FINRA rules. The Fund also may pay for these sub-transfer agency and sub-accounting services outside of the shareholder servicing and/or distribution fees and its Distribution and Service Plan. The total amount that will be paid over time for other underwriting compensation depends on the average length of time for which shares remain outstanding, the term over which such amount is measured and the performance of our investments. We will cease paying the shareholder servicing and/or distribution fee on the Class S shares and Class D shares on the earlier to occur of the following: (i) a listing of Class I shares; (ii) our merger or consolidation with or into another entity, or the sale or other disposition of all or substantially all of our assets; or (iii) the date following the completion of the primary portion of this offering on which, in the aggregate, underwriting compensation from all sources in connection with this offering, including the shareholder servicing and/or distribution fee and other underwriting compensation, is equal to 10% of the gross proceeds from our primary offering. In addition, consistent with the exemptive relief allowing us to offer multiple classes of shares, at the end of the month in which the Intermediary Manager in conjunction with the transfer agent determines that total transaction or other fees, including upfront placement fees or brokerage commissions, and shareholder servicing and/or distribution fees paid with respect to the shares held in a shareholder’s account would exceed, in the aggregate, 10% of the gross proceeds from the sale of such shares (or a lower limit as determined by the Intermediary Manager or the applicable selling agent), we will cease paying the shareholder servicing and/or distribution fee on the Class S shares and Class D shares in such shareholder’s account. Compensation paid with respect to the shares in a shareholder’s account will be allocated among each share such that the compensation paid with respect to each individual share will not exceed 10% of the offering price of such share. We may modify this requirement in a manner that is consistent with applicable exemptive relief. At the end of such month, the Class S shares or Class D shares in such shareholder’s account will convert into a number of Class I shares (including any fractional shares) with an equivalent aggregate NAV as such Class S or Class D shares. See “Plan of Distribution” and “Use of Proceeds.” The total underwriting compensation and total organizational and offering expenses will not exceed 10% and 15%, respectively, of the gross proceeds from this offering. Proceeds are calculated before deducting shareholder servicing and/or distribution fees or organizational and offering expenses payable by us, which are paid over time.
[10]	The incentive fees, if any, are divided into two parts: • The first part of the incentive fee is based on income, whereby we will pay FEIM quarterly in arrears 12.5% of our Pre-Incentive Fee Net Investment Income Returns (as defined below) for each calendar quarter subject to a 5.0% annualized hurdle rate, with a catch-up. • The second part of the incentive fee is based on realized capital gains, whereby we will pay FEIM at the end of each calendar year in arrears 12.5% of cumulative realized capital gains from inception through the end of such calendar year, computed net of all realized capital losses and unrealized capital depreciation on a cumulative basis, less the aggregate amount of any previously paid incentive fee on capital gains. The incentive fee referenced in the table above is estimated based on actual amounts of the incentive fee incurred during the fiscal year ended December 31, 2025. See “Advisory Agreement, Subadvisory Agreement and Administration Agreement” for more information concerning the incentive fees.
[11]	Prior to the commencement of this offering, the Fund offered its Common Class I shares pursuant to the Private Offering.
[12]	Total amount of each class of senior securities outstanding at the end of the period presented, in thousands.
[13]	As of December 31, 2023, the Company had no debt outstanding under the MS Credit Facility.
[14]	Asset coverage per unit is the ratio of the carrying value of our total assets, less all liabilities excluding indebtedness represented by senior securities in this table, to the aggregate amount of senior securities representing indebtedness. Asset coverage per unit is expressed in terms of dollar amounts per $1,000 of indebtedness and is calculated on a consolidated basis.
[15]	The amount to which such class of senior security would be entitled upon our involuntary liquidation in preference to any security junior to it. The “-” in this column indicates information that the SEC expressly does not require to be disclosed for certain types of senior securities.
[16]	Not applicable because the senior securities are not registered for public trading.